As filed with the Securities and Exchange Commission on August 10, 2018.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 45	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 48	[X]

JACKSON VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	Ropes & Gray LLP
Jackson Variable Series Trust	191 N Wacker Drive
Vice President, Chief Legal Officer & Secretary	32nd Floor
1 Corporate Way	Chicago, Illinois 60606
Lansing, Michigan 48951	Attn: Paulita Pike

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on August 13, 2018 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

The supplement described herein is intended to supplement the Registration Statement, which was filed with the Commission on April 27, 2018, as part of Post-Effective Amendment No. 43 to the Registration Statement (Accession No. 0001532747-18-000016) and to file exhibits to the Registration Statement.  This Amendment does not otherwise delete, amend or supersede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

Supplement Dated August 13, 2018
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

Please change all references to the funds listed below to the new fund name:

Prior Fund Name	New Fund Name
JNL Tactical ETF Moderate Fund	JNL iShares Tactical Moderate Fund
JNL Tactical ETF Moderate Growth Fund	JNL iShares Tactical Moderate Growth Fund
JNL Tactical ETF Growth Fund	JNL iShares Tactical Growth Fund
JNL/PIMCO Credit Income Fund	JNL/PIMCO Investment Grade Corporate Bond Fund

In the section entitled, "Summary Overview of Each Fund" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Investment Strategies," after the fifth paragraph, please add the following:

Generally, the Fund invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, "Instruments").  The Fund will also seek to gain exposure to commodity related instruments primarily by investing in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. ("Subsidiary"), which invests primarily in those futures and swaps (as described more fully below). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed-income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund's assets.  This flexibility allows Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund's ability to meet its objective.
The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies ("RICs").

In the section entitled, "Summary Overview of Each Fund" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Risks of Investing in the Fund," please replace the first paragraph in entirety with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  (In the descriptions of risks related to investments in commodities - except those describing U.S. federal income tax risks - references to the "Fund" include the Subsidiary as well.) As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

In the section entitled, "Summary Overview of Each Fund" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Risks of Investing in the Fund," please delete "Tax risk" in the entirety and add the following risks:

•
Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.  Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by its parent Fund without regard to certain U.S. federal income tax rules and are generally subject to the same risks that apply to similar investments held directly by the Fund (see "Commodity-linked derivatives risk," "Commodities regulatory risk," and "Commodity risk" above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund's Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Fund's SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"), it must derive at least 90% of its gross income each taxable year from "qualifying income," which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute "qualifying income" to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund's gross income.  The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code ("Subchapter M").  The annual net income, if any, realized by the Subsidiary and imputed for U.S. federal income tax purposes to the Fund would constitute "qualifying income" for purposes of the Fund's qualification as a RIC; under proposed regulations such income would constitute "qualifying income" only to the extent such net income is currently and timely distributed to the Fund. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund's investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect whether income from such investments is "qualifying income" under Subchapter M, or otherwise affect the character, timing or amount of the Fund's taxable income or gains and thus distributions made by the Fund.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PIMCO Investment Grade Corporate Bond Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Amit Arora, CFA, FRM	October 2016	Executive Vice President and Portfolio Manager, PIMCO
Mohit Mittal	October 2016	Managing Director and Portfolio Manager, PIMCO
Mark R. Kiesel	March 2012	Managing Director and Chief Investment Officer Global Credit, PIMCO
Josh Anderson	August 2018	Managing Director and Portfolio Manager, PIMCO

In the section entitled, "Additional Information About the Funds" for the JNL Conservative Allocation Fund, the JNL Moderate Allocation Fund and the JNL Institutional Alt 100 Fund under "Principal Investment Strategies," please delete the Underlying Funds table in the entirety and replace with the following:

Domestic/Global Equity	Domestic/Global Fixed-Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Epoch Global Shareholder Yield Fund	JNL/PIMCO Investment Grade Corporate Bond Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/The Boston Company Equity Income Fund	JNL/Crescent High Income Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL Series Trust	JNL/Franklin Templeton Global Multisector Bond Fund
JNL Multi-Manager Mid Cap Fund	JNL/Goldman Sachs Core Plus Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Mellon Capital Bond Index Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Global Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/PPM America Total Return Fund
JNL/Harris Oakmark Global Equity Fund	JNL/Scout Unconstrained Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Loomis Sayles Global Growth Fund	JNL Investors Series Trust
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund	International Fixed-Income
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL Series Trust
JNL/Mellon Capital Small Cap Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	International
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	Jackson Variable Series Trust
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund
JNL/WMC Balanced Fund
JNL/WMC Value Fund	JNL Series Trust
JNL/S&P Competitive Advantage Fund	JNL Multi-Manager International Small Cap Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Causeway International Value Select Fund
JNL/S&P Intrinsic Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/S&P Total Yield Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Invesco China-India Fund
JNL Variable Fund LLC	JNL/Invesco International Growth Fund
JNL/Mellon Capital DowSM Index Fund	JNL/Lazard Emerging Markets Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital International Index Fund
Risk Management	JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Oppenheimer Emerging Markets Innovator Fund
JNL Series Trust	Tactical Management
JNL/AB Dynamic Asset Allocation Fund
JNL Series Trust
Sector	JNL/BlackRock Global Allocation Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund
JNL Series Trust
JNL/Mellon Capital Consumer Staples Sector Fund	Specialty
JNL/Mellon Capital Industrials Sector Fund
JNL/Mellon Capital Materials Sector Fund	JNL Series Trust
JNL/Mellon Capital Real Estate Sector Fund	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/Mellon Capital Utilities Sector Fund	JNL/Morningstar Wide Moat Index Fund
JNL/S&P International 5 Fund
JNL Variable Fund LLC	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Consumer Discretionary Sector Fund
JNL/Mellon Capital Energy Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Information Technology Sector Fund
JNL/Mellon Capital Telecommunications Sector Fund	Alternative Assets

Jackson Variable Series Trust
Alternative Strategies	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Jackson Variable Series Trust	JNL/VanEck International Gold Fund
JNL/AQR Risk Parity Fund
JNL/BlackRock Global Long Short Credit Fund	JNL Series Trust
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/BlackRock Global Natural Resources Fund
JNL/FAMCO Flex Core Covered Call Fund	JNL/First State Global Infrastructure Fund
JNL/Neuberger Berman Currency Fund	JNL/Invesco Global Real Estate Fund
JNL/Nicholas Convertible Arbitrage Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/PPM America Long Short Credit Fund

JNL Series Trust
JNL Multi-Manager Alternative Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

In the section entitled, "Additional Information About the Funds" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Investment Strategies," after the ninth paragraph please add the following:

Generally, the Fund invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, "Instruments").  The Fund will also seek to gain exposure to commodity related instruments primarily by investing in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. ("Subsidiary"), which invests primarily in those futures and swaps (as described more fully below). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed-income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund's assets.  This flexibility allows Eaton Vance to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund's ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund's return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies ("RICs"). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and nonfundamental investment restrictions, will comply with the 1940 Act custody and affiliation transaction requirements, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National Asset Management, LLC ("JNAM" or "Adviser") and has the same money managers as the Fund. The Fund's Chief Financial Officer and Chief Legal Officer serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary's portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled "Management Fee" in the Prospectus.

In the section entitled, "Additional Information About the Funds" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Risks of Investing in the Fund," please add the following risks:

•	Commodity risk
•	Commodity-linked derivatives risk
•	Subsidiary risk

In the section entitled, "Additional Information About the Funds" for the JNL/PIMCO Investment Grade Corporate Bond Fund under "The Sub-Adviser and Portfolio Management," after the fourth paragraph please add the following:

Mr. Anderson is a Managing Director and portfolio manager on the income team in the Newport Beach office. He also leads the global ABS (asset-backed securities) portfolio management team and supports the firm's opportunistic strategies. Previously at PIMCO, he oversaw PIMCO's European opportunistic investments across public and private mortgage, real estate and specialty finance markets, and earlier he was a structured product portfolio manager in the Newport Beach office. Prior to joining PIMCO in 2003, he was an analyst at Merrill Lynch covering both the residential ABS and collateralized debt obligation sectors and was ranked as one of the top analysts by Institutional Investor magazine. He was previously a portfolio manager at Merrill Lynch Investment Managers. He has 23 years of investment experience and holds an MBA from the State University of New York, Buffalo.

In the section entitled, "Glossary of Risks,"please delete the paragraphs entitled, "Subsidiary risk (for JNL/AQR Risk Parity Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and JNL/VanEck International Gold Fund only)" and "Tax risk (for JNL/AQR Risk Parity Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and JNL/VanEck International Gold Fund only)," in the entirety and replace with the following:

Subsidiary risk (for JNL/AQR Risk Parity Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and JNL/VanEck International Gold Fund only) – Each such Fund is the sole owner of a Cayman Islands entity (each, a "Subsidiary").  Each Fund invests directly in its Subsidiary.  By investing in its Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by its parent Fund without regard to certain U.S. federal income tax rules, and are generally subject to the same risks that apply to similar investments held directly by the Fund (see "Commodity-linked derivatives risk," "Commodities regulatory risk," and "Commodity Risk" above). There can be no assurance that the investment objective of any Subsidiary will be achieved. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly owns and controls its Subsidiary, and each Fund and its Subsidiary is managed by the Fund's Adviser and Sub-Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of its parent Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and the Fund's SAI and could affect the Fund.

Tax risk (for JNL/AQR Risk Parity Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and JNL/VanEck International Gold Fund only) – In order for a Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from "qualifying income," which is described in more detail in the SAI.  Income and gains from certain commodity-linked instruments do not constitute "qualifying income" to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute "qualifying income" to a RIC.  A Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund's gross income.

Please add the following disclosure immediately following Appendix A:

Appendix B

Effective August 13, 2018, the JNL Interest Rate Opportunities Fund merged into the JNL Conservative Allocation Fund.

Effective August 13, 2018, the JNL Real Assets Fund merged into the JNL/PIMCO Real Return Fund, a series of JNL Series Trust.

Supplement Dated August 13, 2018
To The Statement of Additional Information
 Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

Please change all references to the funds listed below to the new fund name:

Prior Fund Name	New Fund Name
JNL Tactical ETF Moderate Fund	JNL iShares Tactical Moderate Fund
JNL Tactical ETF Moderate Growth Fund	JNL iShares Tactical Moderate Growth Fund
JNL Tactical ETF Growth Fund	JNL iShares Tactical Growth Fund
JNL/PIMCO Credit Income Fund	JNL/PIMCO Investment Grade Corporate Bond Fund

On page 7, in the section entitled "III. Common Types of Investments and Management Practices (All Funds Except Feeder Funds)," subsection "Commodities, Commodities Futures, and Commodity Linked Notes," please delete the last paragraph in the entirety and replace with the following:

The JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund will seek to gain exposure to the commodity market primarily through investments in a wholly owned subsidiary of the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund, respectively, organized under the laws of the Cayman Islands (each, a "Subsidiary"). The JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund may invest up to 25% of their total assets in their respective Subsidiary.

On page 25, in the section entitled "III. Common Types of Investments and Management Practices (All Funds Except Feeder Funds)," subsection "Investment in Wholly Owned Subsidiary," please delete the section in the entirety and replace with the following:

Investment in Wholly Owned Subsidiary. Each of JNL/AQR Risk Parity Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and JNL/VanEck International Gold Fund may invest up to 25% of their total assets in their respective wholly owned and controlled subsidiary ("Subsidiary"), which is expected to invest primarily in commodity swaps, futures and option contracts, as well as fixed-income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The JNL/VanEck International Gold Fund is expected to invest primarily in gold bullion, gold futures and other instruments that provide direct or indirect exposure to gold including ETFs, and also may invest in silver, platinum and palladium bullion and futures.  As a result, the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund may be considered to be investing indirectly in these investments through their Subsidiary.

The Subsidiaries will not be registered under the 1940 Act but will be subject to certain of the investor protections of the 1940 Act.  The JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund, each as sole shareholders of their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.  However, because the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund each wholly own and control their Subsidiary, and because the Sub-Advisers to the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund each also serve as sub-advisers to the respective Subsidiary, it is unlikely that the Subsidiaries will take action contrary to the interests of the Funds or their shareholders. The Funds' Trustees have oversight responsibility for the investment activities of the Funds, including their investments in their Subsidiary, and each Fund serves as sole shareholder of its Subsidiary. Also, in managing its Subsidiary's portfolio, to the extent applicable to the investment activities of the Subsidiary, each Fund's Sub-Adviser will apply the same investment restrictions and operational guidelines that apply to the management of the Funds, except that, unlike a Fund, a Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to that Fund.  Unlike a Fund, a Subsidiary will not qualify as a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Code.

Changes in the laws or regulations of the United States and/or the Cayman Islands (including any changes to applicable tax laws and regulations), under which the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund and their Subsidiaries, respectively, are organized, could result in the inability of the Funds or their Subsidiaries to operate as described in this SAI and could negatively affect the Funds and their shareholders.  For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that each Subsidiary must pay Cayman Islands taxes, the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund shareholders would likely suffer decreased investment returns.

The investment advisory and sub-advisory agreements for the Subsidiaries of the JNL/AQR Risk Parity Fund, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, and the JNL/VanEck International Gold Fund comply with Section 15 of the 1940 Act.  The Subsidiaries will also comply with Section 17 of the 1940 Act.

On page 116, in the section entitled, "Investment Adviser, Sub-Adviser and Other Service Providers," under "BNY Mellon Asset Management North America Corporation (Formerly, Mellon Capital Management Corporation and the Boston Company Asset Management LLC) (Jointly referred to as "BNYM AMNA)," in the section "Portfolio Manager Compensation Structure," please delete the fourth paragraph in the entirety and replace with the following:

The following factors encompass our investment professional rewards program.
•	Base salary
•	Annual cash bonus
•	Long-Term Incentive Plan
–	Deferred investment
–	BNY Mellon restricted stock and/or
–	BNY Mellon Asset Management North America equity

On pages 117-118, in the section entitled, "Investment Adviser, Sub-Adviser and Other Service Providers," under "BNY Mellon Asset Management North America Corporation (Formerly, Mellon Capital Management Corporation and the Boston Company Asset Management LLC) (Jointly referred to as "BNYM AMNA)," please delete the section "Conflicts of Interest," in the entirety and replace with the following:

It is the policy of BNYM AMNA to make business decisions free from conflicting outside influences. BNYM AMNA's objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. BNYM AMNA's business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of The Bank of New York Mellon Corporation ("BNYM"), potential conflicts may also arise between the Firm and other BNYM companies.

BNYM AMNA will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client.  As such, BNYM AMNA has adopted a Code of Ethics (the "Code") and compliance policy manual to address such conflicts.  These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest.  Our compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, BNYM AMNA has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.

All material conflicts of interest are presented in greater detail within Part 2A of our Form ADV.

On pages 124-125, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," for the JNL/PIMCO Investment Grade Corporate Bond Fund please delete the tables in the entirety and replace with the following, which reflects information as of June 30, 2018:

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2018 (except as noted):

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Amit Arora, CFA, FRM	1	$12.18	4	$1.02	23	$2.25
Mohit Mittal	12	$24.4	13	$8.31	133	$60.48
Mark R. Kiesel	20	$142.18	64	$79.76	125	$70.04
Josh Anderson*	3	$6.17	1	$128	10	$1.69

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Amit Arora, CFA. FRM	0	$0	0	$0	1	$122
Mohit Mittal	0	$0	2	$1.79	3	$689
Mark R. Kiesel	0	$0	9	$11.55	14	$6.02
Josh Anderson*	0	$0	0	$0	1	$1.56
*Information for Mr. Anderson is provided as of June 30, 2018.
On page 126, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," for JNL/PIMCO Investment Grade Corporate Bond Fund please delete the table in the entirety and replace with the following, which reflects information as of December 31, 2018 (except as noted below):

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Amit Arora, CFA. FRM	X
Mohit Mittal	X
Mark R. Kiesel	X
Josh Anderson	X
*Information for Mr. Anderson is provided as of June 30, 2018.

On page 137, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Sub-Advisory Fees," please delete the row for JNL/DoubleLine® Total Return Fund and the corresponding endnote in the entirety and replace with the following:

Fund	Assets	Fees
JNL/DoubleLine® Total Return Fund [2]	All Assets	.35%

[2]
For the purposes of calculating the sub-advisory fee for the Fund, the Sub-Adviser applies the following fee discounts based on combined assets of the Fund and the JNL Multi-Manager Alternative Fund (for the discrete portion of Average Daily Net Assets managed by DoubleLine), JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE Fund, and the JNL/FPA + DoubleLine® Flexible Allocation Fund (for the discrete portion of Average Daily Net Assets managed by DoubleLine), each a fund of the JNL Series Trust: a 2.5% fee reduction for assets up to and including $2.5 billion, a 5.0% fee reduction for combined assets over $2.5 billion up to and including $5 billion, a 7.5% fee reduction for combined assets over $5 billion up to and including $7.5 billion, and a 10.0% fee reduction for combined assets over $7.5 billion.

On page 137, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Sub-Advisory Fees," for the JNL/T. Rowe Price Capital Appreciation Fund please delete endnote in the entirety and replace with the following:

[3]
For the purpose of calculating the sub-advisory fee for the JNL/T. Rowe Price Capital Appreciation Fund, the Sub-Adviser applies a fee discount to all eligible assets based on the average daily aggregate net assets of the Fund together with the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund of the JNL Series Trust. In the event aggregate net assets exceed $20 billion, the following discount applies: 12.5% for assets up to $25 billion and 15% for assets above $25 billion. In the event aggregate net assets fall below $20 billion, but are at least $1 billion invested in two or more of the strategies as designated by T. Rowe Price, the following discount applies: 2.5% fee reduction for assets between $0 and $1 billion, a 5.0% fee reduction for assets between $1 billion and $2.5 billion, 7.5% fee reduction for assets between $2.5 billion and $5 billion, a 10.0% fee reduction for assets between $5 billion and $10 billion, and a 12.5% fee reduction for assets above $10 billion.

This supplement is dated August 13, 2018.

Jackson National Asset Management, LLC

Proxy Voting Policies and Procedures

I.	Introduction

The Funds1 are required to file an annual record of their respective proxy votes with the SEC by August 31st of each year on Form N-PX. The period covered by the Funds’ Form N-PX filing with the SEC is July 1st through June 30th of the following year.

JNAM views the proxy voting process as a component of the investment process and, as such, seeks to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for its clients. JNAM maintains a policy of seeking to protect the best interests of its clients should a proxy issue potentially implicate a conflict of interest between its clients and JNAM or its affiliates. Schedule A lists the Funds to which this policy relates.

While JNAM is the investment adviser to the Funds, certain affiliated and non-affiliated sub- advisers (“Sub-Advisers”) conduct the day-to-day investment management of the Funds. Pursuant to the Sub-Advisers’ respective “Sub-Advisory Agreements” with JNAM, the Sub-Advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds. JNAM, pursuant to exemptive relief granted by the SEC, is a “Manager of Managers,” and monitors and reviews the performance of the Sub-Advisers and the Funds. JNAM does not make individual investment decisions on behalf of the Funds. JNAM does not have a portfolio management department and does not operate a trading desk. JNAM provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services.

II.	Delegation to the Sub-Advisers

The Funds have delegated proxy voting responsibilities to JNAM, as the investment adviser to the Funds, and JNAM is authorized to delegate, in whole or in part, its proxy voting authority to the Funds’ Sub-Advisers, or other third-party vendors, consistent with the policies set forth below. The Sub-Advisers are expected to identify and seek to obtain the optimal benefit for the Funds. JNAM believes that the Sub-Advisers generally are also best suited to evaluate and vote proxies for the securities they acquire for the Funds. Therefore, except as provided herein, and as delegated to JNAM by the Funds’ Board, it is JNAM’s policy to delegate its proxy voting responsibility, primarily to the Sub-Advisers of each Fund. JNAM intends to maintain substantial oversight to ensure that each Fund’s Sub-Adviser has written policies that meet certain minimum standards, as follows:

A.	The policies are expected to be reasonably designed to protect the best interests of the Fund.
1

B.
JNAM expects that a Sub-Adviser’s proxy voting guidelines will be set forth in sufficient detail. The proxy voting guidelines (or the Sub-Adviser’s, through separate written means) should address at least the following issues:

•	The extent to which the Sub-Adviser delegates its proxy voting decisions to a third party, or relies on the recommendations of a third party;
•	Policies and procedures relating to matters that may affect substantially the rights or privileges of the holders of securities to be voted; and
•	Policies regarding the extent to which the Sub-Adviser will support or give weight to the views of management of a portfolio company.

The policies are expected to delineate procedures to be followed when a proxy vote presents a conflict between the interests of a Fund and the interests of its Sub-Adviser and/or its affiliates, and to resolve any conflicts of interest based on the best interests of the Fund. If the matter involves an issue that is specifically addressed in the Sub- Adviser’s proxy voting policies, the proxy shall be cast in accordance with those policies.

C.	To the extent that a Sub-Adviser identifies a material conflict of interest between itself and the interests of a Fund, the Sub-Adviser shall notify JNAM and confirm how the conflict was resolved.

D.
Each Sub-Adviser is expected to deliver to JNAM, or through its appointed vendor, its annual proxy voting record in a form suitable for filing on Form N-PX. This form may include the following information:

•	Name of the issuer of the portfolio security;
•	Exchange ticker symbol of the portfolio security;
•	The CUSIP number of the portfolio security;
•	The shareholder meeting date;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder;
•	Whether the registrant cast its vote on the matter;
•	How the registrant cast its vote; and
•	Whether the Sub-Adviser cast its vote for or against management.

III.
JNAM shall periodically report to the Funds’ Board, on the Funds’ proxy voting during that year, including the resolution of any conflicts of interest during that period, any votes cast in contravention of the Sub-Advisers’ proxy voting policy, and any recommended changes in the Funds’ proxy voting policies, and/or any recommended changes in the third party service providers. JNAM may also provide the Funds’ Board with information related to any third-party vendors used to facilitate proxy voting.Reservation of JNAM’s Authority and Conflicts of Interest

A.
JNAM may periodically review the proxy voting policies of each Sub-Adviser. JNAM seeks to insure that the Sub-Advisers seek the best interests of the Funds in voting proxies for the Funds, as described herein.

2

In addition, JNAM recognizes that in certain circumstances, Sub-Advisers may wish to abstain from a proxy vote based on a cost benefit analysis that casting a vote would not be in the overall best interests of the Fund it sub-advises. In cases where the operational or other costs involved in voting a proxy outweigh potential benefits, JNAM may permit a Sub-Adviser to abstain from voting. In particular, JNAM recognizes the following circumstances where voting might not be in the best interests of a Fund:

•	Voting a proxy for securities held in a passively managed index fund;
•
Voting a proxy for certain foreign securities with “block out” or other restrictive features associated with proxy voting or which involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person; and

•	Voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.

Sub-Advisers may abstain from voting proxies in other circumstances where it determined that such a vote may not be in the best interests of the Fund(s) and its shareholders, or there is a material conflict of interest.

B.	Where a Sub-Adviser is prohibited from voting a proxy due to regulatory or other limitations, JNAM may, in limited circumstances, vote that proxy on behalf of the Fund and its Sub-adviser.

C.
For a Fund that is operated as a “Fund of Funds” pursuant to Section 12(d)(1)(G) of the 1940 Act (i.e., the Fund invests solely in shares of other Funds (each, an “Underlying Fund”)), JNAM shall vote the Fund of Funds’ proxies on the shares of the Underlying Fund in the same proportion as the vote of all the other holders of that Underlying Fund’s shares.

IV.	JNAM Proxy Voting Guidelines

A.	Special Review

From time to time JNAM may vote proxies of a Fund where a sub-adviser is precluded from voting such proxy. JNAM analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of the Funds. JNAM’s fiduciary obligation to the Funds extends to proxy voting. JNAM has contracted with Institutional Shareholder Services Inc. (“ISS”) to vote proxies on behalf of the Funds according to guidelines established with ISS. When voting proxies, JNAM considers those factors that would affect the value of the Funds’ investments. JNAM believes the best
3

interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. The guidelines that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of the Funds. JNAM may also seek additional input from ISS and JNAM’s Investment Management Department.

B.	Procedures and Conflicts of Interest

When a sub-adviser notifies JNAM that the sub-adviser cannot vote a proxy due to regulatory requirements, JNAM shall coordinate such vote with ISS. JNAM may abstain from voting proxies in other circumstances where it determined that such a vote may not be in the best interests of the Fund(s) and its shareholders, or there is a material conflict of interest.

C.	Proxy Review Process

JNAM will periodically review voting reports from ISS to ascertain, where possible, that votes were cast in accordance with the proxy voting guidelines established by JNAM with ISS.

V.	Foreign Regulatory Reporting and Other Conflicts of Interest

For purposes of United Kingdom Financial Services Authority reporting, other foreign jurisdictional reporting, and for other conflicts of interests within the larger Prudential plc group framework to which JNAM is subject, it is noted that:

•
Prudential plc does not, and will not, interfere by giving direct or indirect instructions or in any other way in the exercise of the voting rights attached to the Funds’ securities in respect of which JNAM and/or the Sub-Advisers will vote proxies in such securities on behalf the Funds’ (“Voting Rights”);

•
Jackson and its U.S. affiliates and subsidiaries do not, and will not, interfere by giving direct or indirect instructions or in any other way in the exercise of the voting rights attached to the Funds’ securities in respect of which JNAM and/or the Sub-Advisers will vote proxies in such securities on behalf the Funds;

•	JNAM and/or the Sub-Advisers are free in all situations to exercise the Voting Rights independently of Prudential plc; and
•
JNAM and/or the sub-advisers disregard and will disregard the interests of Prudential plc or any other Prudential group company whenever conflicts of interest arise in the exercise of the Voting Rights.

VI.	Recordkeeping

Rule 30b1-4 under the 1940 Act requires each Fund to file its complete proxy voting record on an annual basis (for each reporting period ending June 30th) on Form N-PX no later than August 31st of each year. JNAM will prepare and file Form N-PX on behalf of the Funds based on proxy voting data collected by a third party service provider retained by JNAM and the Funds.

In addition, JNAM will post this data on a public website, the address of which will be disclosed
4

for the benefit of shareholders (contract holders) in the statement of additional information of any Fund filing its annual registration statement update.

VII.	Reporting

There is not a formal Board reporting requirement, however, where there is a conflict of interest, JNAM may report such incident and resolution to the Funds’ Board

Effective January 1, 2018
5

Schedule A

JNAM Clients

JNL Series Trust
JNL Investors Series Trust
JNL Variable Fund LLC
JNL Strategic Income Fund LLC
Jackson Variable Series Trust
6

PROXY VOTING POLICY AND PROCEDURES

AS AMENDED: JULY 2016

LAST REVIEWED: JULY 2016

I.	STATEMENT OF POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.  AQR Capital Management, LLC (“AQR”)1 generally retains proxy voting authority with respect to securities purchased for its clients. Under such circumstances, AQR will seek to vote proxies in the best interest of its clients and in accordance with this Proxy Voting Policy and Procedures (the “Policy”).

II.	USE OF THIRD-PARTY PROXY VOTING SERVICE

AQR has entered into an agreement with Institutional Shareholder Services Inc. (“ISS”), an independent third-party proxy advisory firm that specializes in providing proxy voting services to institutional investment managers.   AQR has instructed ISS to execute all proxies in accordance with the recommendations of ISS, unless instructed otherwise by AQR.

The U.S. Securities and Exchange Commission (“SEC”) and its staff have expressed the view that although the voting of proxies remains the duty of an investment adviser registered with the SEC, an adviser may contract with a proxy advisory firm to perform certain functions with respect to proxy voting so long as the adviser ascertains, among other things, whether the proxy advisory firm has the capacity and competence to adequately analyze proxy issues.  In this regard, an investment adviser could consider the adequacy and quality of the proxy advisory firm’s staffing and personnel; and the robustness of its policies and procedures regarding its ability to (i) ensure that its proxy voting recommendations are based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that the investment adviser believes would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

At a minimum annually, the Compliance Department will seek to ensure that a review of the capacity and competence of ISS is performed.  Specifically, the Compliance Department will:

1  The term “AQR” includes AQR Capital Management, LLC and CNH Partners, LLC and their respective investment advisory affiliates.

1.
Review ISS’s proxy voting guidelines and assess the adequacy of the guidelines, including assessing whether the guidelines are reasonably designed to ensure that proxies are voted in the best interests of AQR’s clients;

2.	Review a sample of ISS’s proxy votes to review whether ISS has complied with ISS’s proxy voting guidelines;

3.
Require ISS to identify and provide AQR with information regarding any material business  changes  or conflicts  of interest on  an ongoing basis  and address  how any conflicts of interest have been addressed. If, as a result of the Compliance Department’s examination of ISS’s conflicts of interest, a determination is made that a material conflict of interest exists, AQR’s Chief Compliance Officer or designee (the “CCO”) will determine whether to follow ISS’s recommendation with respect to a proxy or take other action with respect to the proxy; and

4.	Obtain a certification or other information from ISS regarding its independence and impartiality.

III.	VOTING PROCEDURES

ISS is responsible for coordinating with AQR’s clients’ custodians to seek to ensure that all proxy materials received by custodians relating to a client’s securities are processed in a timely fashion. Proxies relating to securities held in client accounts will be sent directly to ISS. If a proxy is received by AQR and not sent directly to ISS, AQR will promptly forward it to ISS.

ISS will vote the proxy in accordance with the recommendation of ISS or any custom voting policy adopted by AQR, unless instructed otherwise by AQR in accordance with AQR’s voting guidelines (described below in Section IV).

IV.	VOTING GUIDELINES

In the absence of specific voting guidelines from a client, AQR will seek to vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer.  AQR has instructed ISS to execute all proxies in accordance with the recommendations of ISS, unless instructed otherwise by AQR.

To the extent that AQR is voting a proxy itself and not utilizing ISS’s recommendation, AQR will be required to vote proxies in a way that, in AQR’s best judgment, is in the best interest of the AQR’s clients holding such securities. Unless prior approval is obtained from the CCO, the following guidelines will generally be adhered to when AQR is voting a proxy itself:

1.
AQR shall not engage in conduct that involves an attempt to change or influence the control of a public company. In addition, all communications regarding proxy issues or corporate actions between companies or their agents, or with fellow shareholders, shall be for the sole purpose of expressing and discussing AQR’s concerns for its advisory clients’ interests and not for an attempt to influence or control management;

2.	AQR will not announce its voting intentions and the reasons therefore; and

3.	AQR shall not initiate a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

AQR may abstain from voting a proxy in certain situations, including when:

1.	The cost of voting a proxy outweighs the benefit of voting;

2.	AQR is not given enough time to process the vote;

3.	AQR has an outstanding sell order or intends to sell the applicable security prior to the voting date; or

4.	There are legal restrictions on trading resulting from the exercise of a proxy.

V.	POTENTIAL CONFLICTS OF INTEREST OF THE ADVISER

In the event that AQR intends to directly vote a proxy in a manner that is inconsistent with ISS’s recommendation, the Compliance Department will examine any conflicts that exist between the interests of AQR and its clients. This examination includes, but is not limited to, a review of any material economic interest, including outside business activities, of AQR, its personnel, and its affiliates with the issuer of the security in question.

If, as a result of the Compliance Department’s examination, a material conflict of interest is found to exist, AQR will determine whether:

1.	Directly voting the meeting is in the best interests of the client;

2.	ISS’s recommendation should be followed; or

3.	The client should approve the ISS recommendation.

VI.	DISCLOSURE

Upon request, AQR will furnish a copy of this Policy to the requesting client and information on how the client’s proxies were voted.  If a client requests how the client’s proxies were voted, AQR will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about:

1.	The name of the issuer;

2.	The proposal voted upon; and

3.	The election made for the proposal.

VII.	AQR Funds

On an annual basis, AQR will provide, or cause ISS to provide; to the AQR Funds’ administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX, which is required by Rule 30b1-4 under the Investment Company Act of 1940.2

VIII.	PROXY RECORDKEEPING

The Compliance Department will maintain files relating to this Policy in an easily accessible place.  Under the services contract between AQR and ISS, ISS will maintain AQR’s proxy voting records.  Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the most recent two years kept in the offices of AQR.  Records of the following will be included in the files:

1.	A copy of the Policy, and any amendments thereto;

2.	A copy of the ISS Proxy Voting Guidelines;

3.	A copy of each proxy statement that AQR receives regarding client securities (AQR may rely on third parties or EDGAR);

4.	A record of each vote cast; and

5.	A copy of any document AQR created that was material to making a decision how to vote proxies, or that memorializes that decision.

IX.	REVIEW OF POLICY AND PROCEDURES

The Compliance Department shall review, no less frequently than annually, the adequacy of this Policy to ensure it has been implemented effectively, including whether the Policy continues to be reasonably designed to ensure that proxies are voted in the best interests of its clients.

2 Form N-PX is required to contain an AQR Fund’s complete proxy voting record for the most recent 12 -month period ended June 30 and must be filed no later than August 31 of each year.

BLACKROCK®

Proxy voting guidelines for U.S. securities

February 2015

Proxy voting guidelines for U.S. securities

1	2015 Proxy voting guidelines for U.S. securities

Proxy voting guidelines for U.S. securities

These guidelines should be read in conjunction with BlackRock’s Global Corporate Governance and Engagement Principles, which are available on-line at www.blackrock.com

Introduction

BlackRock, Inc. and its subsidiaries (collectively, “BlackRock”) seek to make proxy voting decisions in the manner most likely to protect and promote the economic value of the securities held in client accounts.  The following issue-specific proxy voting guidelines (the “Guidelines”) are intended to summarize BlackRock’s general philosophy on corporate governance matters and approach to issues that may commonly arise in the proxy voting context for U.S. securities.  These Guidelines are not intended to limit the analysis of individual issues at specific companies and are not intended to provide a guide to how BlackRock will vote in every instance.  Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots as well as our expectations of boards of directors.  They are applied with discretion, taking into consideration the range of issues and facts specific to the company and the individual ballot item.

Voting guidelines

These guidelines are divided into six key themes which group together the issues that frequently appear on the agenda of annual and extraordinary meetings of shareholders.

The six key themes are:

►	Boards and directors

►	Auditors and audit-related issues

►	Capital structure, mergers, asset sales and other special transactions

►	Remuneration and benefits

►	Social, ethical and environmental issues

►	General corporate governance matters

Boards and directors

Director elections

BlackRock generally supports board nominees in most uncontested elections.  BlackRock may withhold votes from certain directors on the board or members of particular board committees (or prior members, as the case may be) in certain situations, including, but not limited to:

►	The independent chair or lead independent director and members of the governance committee, where a board fails to implement shareholder proposals that receive a majority of votes cast at a prior shareholder meeting, and the proposals, in our view, have a direct and substantial impact on shareholders’ fundamental rights or long-term economic interests.

2	2015 Proxy voting guidelines for U.S. securities

►	The independent chair or lead independent director and members of the governance committee, where a board implements or renews a poison pill without seeking shareholder approval beforehand or within a reasonable period of time after implementation.

►	The independent chair or lead independent director and members of the governance committee, where a board amends the charter/articles/by-laws such that the effect may be to entrench directors or to significantly reduce shareholder rights. In such cases, in determining whether to withhold support from directors, we will consider in part the company’s publicly stated rationale for the changes and whether the board has determined to seek shareholder approval beforehand or within a reasonable period of time after implementation.

►	The independent chair or lead independent director, members of the nominating committee, and/or the longest tenured director(s), where we observe a lack of board responsiveness to shareholders on board composition concerns, evidence of board entrenchment, insufficient attention to board diversity, and/or failure to promote adequate board succession planning over time in line with the company’s stated strategic direction.

►	An insider or affiliated outsider who sits on the board’s audit, compensation, nominating or governance committees (the “key committees”), which we believe generally should be entirely independent. However, BlackRock will examine a board’s complete profile when questions of independence arise prior to casting a withhold vote for any director. For controlled companies, as defined by the U.S. stock exchanges, we will only vote against insiders or affiliates who sit on the audit committee, but not other key committees.

►	Members of the audit committee during a period when the board failed to facilitate quality, independent auditing, for example, if substantial accounting irregularities suggest insufficient oversight by that committee.

►	Members of the audit committee during a period in which we believe the company has aggressively accounted for its equity compensation plans.

►	Members of the compensation committee during a period in which executive compensation appears excessive relative to performance and peers, and where we believe the compensation committee has not already substantially addressed this issue.

►	Members of the compensation committee where the company has repriced options without contemporaneous shareholder approval.

►	The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where board member(s) at the most recent election of directors have received withhold votes from more than 30% of shares voting and the board has not taken appropriate action to respond to shareholder concerns. This may not apply in cases where BlackRock did not support the initial withhold vote.

►	The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where the board is not composed of a majority of independent directors. However, this would not apply in the case of a controlled company.

►	Where BlackRock obtains evidence that casts significant doubt on a director’s qualifications or ability to represent shareholders.

►	Where it appears the director has acted (at the company or at other companies) in a manner that compromises his or her reliability in representing the best long-term economic interests of shareholders.

3	2015 Proxy voting guidelines for U.S. securities

►	Where a director has a pattern of poor attendance at combined board and applicable key committee meetings. Excluding exigent circumstances, BlackRock generally considers attendance at less than 75% of the combined board and applicable key committee meetings by a board member to be poor attendance.

►	Where a director has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director will be able to commit sufficient focus and time to a particular company (commonly referred to as “over-boarding”). While each situation will be reviewed on a case-by-case basis, BlackRock is most likely to withhold votes for over-boarding where a director is: 1) serving on more than four public company boards; or 2) is a chief executive officer at a public company and is serving on more than two public company boards in addition to the board of the company where they serve as chief executive officer.

If a board maintains a classified structure, it is possible that the director(s) with whom we have a particular concern may not be subject to election in the year that the concern arises.  In such situations, if we have a concern regarding a committee or committee chair, we generally register our concern by withholding votes from all members of the relevant committee who are subject to election that year.

Director independence

We expect that a board should be majority independent.  We believe that an independent board faces fewer conflicts and is best prepared to protect shareholder interests.  Common impediments to independence in the U.S. may include, but are not limited to:

►	Employment by the company or a subsidiary as a senior executive within the previous five years

►	Status as a founder of the company

►	Substantial business or personal relationships with the company or the company’s senior executives

►	Family relationships with senior executives or founders of the company

►	An equity ownership in the company in excess of 20%

Board composition and effectiveness

We encourage boards to routinely refresh their membership to ensure the relevance of the skills, experience and attributes of each director to the work of the board.  To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members.  BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning.   We believe that the nominating committee of the board has the ability to implement such refreshment.  In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the current directors and how that might be augmented by incoming directors.  We encourage boards to disclose their views on: the mix of competencies, experience and other qualities required to effectively oversee and guide management; the process by which candidates are identified and selected, including whether professional firms or other sources outside of incumbent directors’ networks have been engaged to identify and/or assess candidates; the process by which boards evaluate themselves and any significant outcomes of the evaluation process, without divulging inappropriate and/or sensitive details; the consideration given towards board diversity, including, but not limited to, diversity of gender, race, age, experience, and skills; and other factors taken into account in the nomination process.

While we support regular board refreshment, we are not opposed in principle to long-tenured directors nor do we believe that long board tenure is necessarily an impediment to director independence.  We believe that a variety of director tenures within the boardroom can be beneficial to ensure board quality and continuity of experience; our primary concern

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is that board members are able to contribute effectively as corporate strategy evolves and business conditions change over time, and that all directors, regardless of tenure, demonstrate appropriate responsiveness to shareholders over time. We acknowledge that each director brings their own unique skills and experiences and that no single person can be expected to bring all relevant skill sets to a board; at the same time, we generally do not believe it is necessary or appropriate to have any particular director on the board solely by virtue of a singular background or specific area of expertise.

As a result of the nominating committee’s responsibility for board composition and refreshment over time, we typically oppose shareholder proposals imposing arbitrary limits on the pool of directors from which shareholders can choose their representatives. However, where boards find that age limits or term limits are the most efficient and objective mechanism for ensuring periodic board refreshment, we generally defer to the board’s determination in setting such limits.

Board size

We generally defer to the board in setting the appropriate size.  We believe directors are generally in the best position to assess what size is optimal to ensure a board’s effectiveness.  However, we may oppose boards that appear too small to allow for effective shareholder representation or too large to function efficiently.

CEO and management succession planning

There should be a robust CEO and management succession plan in place at the board level that is reviewed and updated on a regular basis.  We expect succession planning to cover both long-term planning consistent with the strategic direction of the company and identified leadership needs over time as well as short-term planning in the event of an unanticipated executive departure.  We acknowledge that both internal and external management candidates may be considered, as informed by required skill sets and cultural fit considerations and as appropriate to the company’s circumstances.  We encourage the company to explain its executive succession planning process, including where accountability lies within the boardroom for this task, without prematurely divulging sensitive information commonly associated with this exercise.

Classified board of directors/staggered terms

A classified board of directors is one that is divided into classes (generally three), each of which is elected on a staggered schedule (generally for three years).  At each annual meeting, only a single class of directors is subject to reelection (generally one-third of the entire board).

We believe that classification of the board dilutes shareholders’ right to evaluate promptly a board’s performance and limits shareholder selection of their representatives.  By not having the mechanism to immediately address concerns we may have with any specific director, we may be required to register our concerns through our vote on the directors who are subject to election that year (see “Director elections” for additional detail).  Furthermore, where boards are classified, director entrenchment is more likely, because review of board service generally only occurs every three years.  Therefore, we typically vote against classification and for proposals to eliminate board classification.

Contested director elections

Most director elections are not competitive, but shareholders are sometimes presented with competing slates of director candidates.  Generally, such proxy contests are the result of a shareholder (or group of shareholders) seeking to change the company’s strategy or address failures in the board’s oversight of management.  The details of proxy contests are assessed on a case-by-case basis.  We evaluate a number of factors, which may include, but are not limited to: the qualifications of the dissident and management candidates; the validity of the concerns identified by the dissident; the viability of both the dissident’s and management’s plans; the likelihood that the dissident’s solutions will produce the desired change; and whether the dissidents represent the best option for enhancing long-term shareholder value.

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Cumulative voting for directors

Cumulative voting allocates one vote for each share of stock held, times the number of directors subject to election.  A shareholder may cumulate his/her votes and cast all of them in favor of a single candidate, or split them among any combination of candidates.  By making it possible to use their cumulated votes to elect at least one board member, cumulative voting is typically a mechanism through which minority shareholders attempt to secure board representation.

We typically oppose proposals that further the candidacy of minority shareholders whose interests do not coincide with our fiduciary responsibility.  We may support cumulative voting proposals at companies where the board is not majority independent.  We may support cumulative voting at companies that have a controlling shareholder.  A cumulative voting structure is not consistent with a majority voting requirement, as it may interfere with the capacity of director candidates to achieve the required level of support.  We may not support a cumulative voting proposal at a company that has adopted a majority voting standard.

Director compensation and equity programs

We believe that compensation for independent directors should be structured to align the interests of the directors with those of shareholders, whom the directors have been elected to represent.  We believe that independent director compensation packages based on the company’s long-term performance and that include some form of long-term equity compensation are more likely to meet this goal; therefore, we typically support proposals to provide such compensation packages.  However, we will generally oppose shareholder proposals requiring directors to own a minimum amount of company stock, as we believe that companies should maintain flexibility in administering compensation and equity programs for independent directors, given each company’s and director’s unique circumstances.  As discussed in further detail under the heading “Equity compensation plans” below, we believe that companies should prohibit directors from engaging in transactions with respect to their long-term compensation that might disrupt the intended economic alignment between equity plan beneficiaries and shareholders.

Indemnification of directors and officers

We generally support reasonable but balanced protection of directors and officers.  We believe that failure to provide protection to directors and officers might severely limit a company’s ability to attract and retain competent leadership.  We generally support proposals to provide indemnification that is limited to coverage of legal expenses.  However, we may oppose proposals that provide indemnity for: breaches of the duty of loyalty; transactions from which a director derives an improper personal benefit; and actions or omissions not in good faith or those that involve intentional misconduct.

Majority vote requirements

BlackRock generally supports proposals seeking to require director election by majority vote.  Majority voting standards assist in ensuring that directors who are not broadly supported by shareholders are not elected to serve as their representatives.  We note that majority voting is not appropriate in all circumstances, for example, in the context of a contested election.  We also recognize that some companies with a plurality voting standard have adopted a resignation policy for directors who do not receive support from at least a majority of votes cast.  Where we believe that the company already has a sufficiently robust majority voting process in place, we may not support a shareholder proposal seeking an alternative mechanism.

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Risk oversight

Companies should have an established process for identifying, monitoring and managing key risks, and independent directors should have ready access to relevant management information and outside advice, as appropriate, to ensure they can properly oversee risk management.  We encourage companies to provide transparency as to the optimal risk levels, how risk is measured and how risks are reported to the board.  We are particularly interested to understand how risk oversight processes evolve in response to changes in corporate strategy and/or shifts in the business and related risk environment.  Boards should clearly explain their approach to risk oversight, including where accountability lies within the boardroom for this activity, especially where there are multiple individuals or board committees tasked with oversight of various risks.

Separation of chairman and CEO positions

We believe that independent leadership is important in the board room.  In the U.S. there are two commonly accepted structures for independent board leadership:  1) an independent chairman; or 2) a lead independent director.  We assess the experience and governance track record of the independent chairman or lead independent director to understand capability and suitability to effectively and constructively lead a board.  Our expectations of an individual in this role include, but are not limited to: being available to serve as an advisor to the CEO; contributing to the oversight of CEO and management succession planning; and being available to meet with shareholders when they have highly sensitive concerns about management or corporate governance issues.  We generally consider the designation of a lead independent director as an acceptable alternative to an independent chair if the lead independent director has a term of at least one year and has powers to:  1) provide formal input into board meeting agendas; 2) call meetings of the independent directors; and 3) preside at meetings of independent directors.  Where a company does not have a lead independent director that meets these criteria, we generally support the separation of chairman and CEO.

Shareholder access to the proxy

We believe that long-term shareholders should have the opportunity, when necessary and under reasonable conditions, to nominate individuals to stand for election to the boards of the companies they own and to have those nominees included on the company’s proxy card.  This right is commonly referred to as “proxy access”.  In our view, securing a right of shareholders to nominate directors without engaging in a control contest can enhance shareholders’ ability to participate meaningfully in the director election process, stimulate board attention to shareholder interests, and provide shareholders an effective means of directing that attention where it is lacking.  Given the complexity of structuring an appropriate proxy access mechanism and the brevity required of shareholder proposals, we generally expect that a shareholder proposal to adopt proxy access will describe general parameters for the mechanism, while providing the board with flexibility to design a process that is appropriate in light of the company’s specific circumstances.  Proxy access mechanisms should provide shareholders with a reasonable opportunity to use this right without stipulating overly restrictive or onerous parameters for use, and also provide assurances that the mechanism will not be subject to abuse by short-term investors, investors without a substantial investment in the company, or investors seeking to take control of the board.  We will review proposals regarding the adoption of proxy access on a case-by-case basis.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements that provide a complete and accurate portrayal of a company’s financial condition.  Consistent with our approach to voting on boards of directors, we seek to hold the audit committee of the board responsible for overseeing the management of the audit function at a company, and may withhold votes from the audit committee’s members where the board has failed to facilitate quality, independent auditing.  We look to the audit committee report for insight into the scope of the audit committee’s responsibilities, including an overview of audit committee processes, issues on the audit committee’s agenda and key decisions taken by the audit committee.  We

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take particular note of cases involving significant financial restatements or material weakness disclosures, and we expect timely disclosure and remediation of accounting irregularities.

The integrity of financial statements depends on the auditor effectively fulfilling its role.  To that end, we favor an independent auditor.  In addition, to the extent that an auditor fails to reasonably identify and address issues that eventually lead to a significant financial restatement, or the audit firm has violated standards of practice that protect the interests of shareholders, we may also vote against ratification.

From time to time, shareholder proposals may be presented to promote auditor independence or the rotation of audit firms.  We may support these proposals when they are consistent with our views as described above.

Capital structure proposals

Blank check preferred

We frequently oppose proposals requesting authorization of a class of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock) because they may serve as a transfer of authority from shareholders to the board and a possible entrenchment device.  We generally view the board’s discretion to establish voting rights on a when-issued basis as a potential anti-takeover device, as it affords the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote.  Nonetheless, where the company appears to have a legitimate financing motive for requesting blank check authority, has committed publicly that blank check preferred shares will not be used for anti-takeover purposes, has a history of using blank check preferred stock for financings, or has blank check preferred stock previously outstanding such that an increase would not necessarily provide further anti-takeover protection but may provide greater financing flexibility, we may support the proposal.

Equal voting rights

BlackRock supports the concept of equal voting rights for all shareholders.  Some management proposals request authorization to allow a class of common stock to have superior voting rights over the existing common or to allow a class of common to elect a majority of the board.  We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them.

When a management or shareholder proposal requests to eliminate an existing dual-class voting structure, we seek to determine whether the cost of restructuring will have a clear economic benefit to our clients’ portfolio(s).  We evaluate these proposals on a case-by-case basis, and we consider the level and nature of control associated with the dual-class voting structure as well as the company’s history of responsiveness to shareholders in determining whether support of such a measure is appropriate.

Increase in authorized common shares

BlackRock considers industry specific norms in our analysis of these proposals, as well as a company’s history with respect to the use of its common shares.  Generally, we are predisposed to support a company if the board believes additional common shares are necessary to carry out the firm’s business.  The most substantial concern we might have with an increase is the possibility of use of common shares to fund a poison pill plan that is not in the economic interests of shareholders.

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Increase or issuance of preferred stock

These proposals generally request either authorization of a class of preferred stock or an increase in previously authorized preferred stock.  Preferred stock may be used to provide management with the flexibility to consummate beneficial acquisitions, combinations or financings on terms not necessarily available via other means of financing.  We generally support these proposals in cases where the company specifies the voting, dividend, conversion and other rights of such stock where the terms of the preferred stock appear reasonable.

Stock splits and reverse stock splits

We generally support stock splits that are not likely to negatively affect the ability to trade shares or the economic value of a share.  We generally support reverse splits that are designed to avoid delisting or to facilitate trading in the stock, where the reverse split will not have a negative impact on share value (e.g. one class is reduced while others remain at pre-split levels).  In the event of a proposal to reverse split that would not also proportionately reduce the company’s authorized stock, we apply the same analysis we would use for a proposal to increase authorized stock.

Mergers, asset sales, and other special transactions

In reviewing merger and asset sale proposals, BlackRock’s primary concern is the best long-term economic interests of shareholders.  While these proposals vary widely in scope and substance, we closely examine certain salient features in our analyses.  The varied nature of these proposals ensures that the following list will be incomplete.  However, the key factors that we typically evaluate in considering these proposals include:

►	For mergers and asset sales, we assess the degree to which the proposed transaction represents a premium to the company’s trading price. In order to filter out the effects of pre-merger news leaks on the parties’ share prices, we consider a share price from multiple time periods prior to the date of the merger announcement. In most cases, business combinations should provide a premium. We may consider comparable transaction analyses provided by the parties’ financial advisors and our own valuation assessments. For companies facing insolvency or bankruptcy, a premium may not apply.

►	There should be a favorable business reason for the combination.

►	Unanimous board approval and arm’s-length negotiations are preferred. We will consider whether the transaction involves a dissenting board or does not appear to be the result of an arm’s-length bidding process. We may also consider whether executive and/or board members’ financial interests in a given transaction appear likely to affect their ability to place shareholders’ interests before their own.

►	We prefer transaction proposals that include the fairness opinion of a reputable financial advisor assessing the value of the transaction to shareholders in comparison to recent similar transactions.

Poison pill plans

Also known as Shareholder Rights Plans, these plans generally involve issuance of call options to purchase securities in a target firm on favorable terms.  The options are exercisable only under certain circumstances, usually accumulation of a specified percentage of shares in a relevant company or launch of a hostile tender offer.  These plans are often adopted by the board without being subject to shareholder vote.

Poison pill proposals generally appear on the proxy as shareholder proposals requesting that existing plans be put to a vote. This vote is typically advisory and therefore non-binding.  We generally vote in favor of shareholder proposals to rescind poison pills.

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Where a poison pill is put to a shareholder vote, our policy is to examine these plans individually.  Although we oppose most plans, we may support plans that include a reasonable ‘qualifying offer clause.’  Such clauses typically require shareholder ratification of the pill, and stipulate a sunset provision whereby the pill expires unless it is renewed.  These clauses also tend to specify that an all cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces either a special meeting at which the offer is put to a shareholder vote, or the board to seek the written consent of shareholders where shareholders could rescind the pill in their discretion.  We may also support a pill where it is the only effective method for protecting tax or other economic benefits that may be associated with limiting the ownership changes of individual shareholders.

Reimbursement of expenses for successful shareholder campaigns

Proxy contests and other public campaigns can be valuable mechanisms for holding boards of underperforming companies accountable to their shareholders.  However, these campaigns can also lead to unwarranted cost and distraction for boards and management teams, and may be imposed by investors whose interests are not aligned with other investors.  Therefore, we generally do not support proposals seeking the reimbursement of proxy contest expenses, even in situations where we support the shareholder campaign, as we believe that introducing the possibility of such reimbursement may incentivize disruptive and unnecessary shareholder campaigns.

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Remuneration and benefits

We note that there are both management and shareholder proposals related to executive compensation that appear on corporate ballots.  We generally vote on these proposals as described below, except that we typically oppose shareholder proposals on issues where the company already has a reasonable policy in place that we believe is sufficient to address the issue.  We may also oppose a shareholder proposal regarding executive compensation if the company’s history suggests that the issue raised is not likely to present a problem for that company.

Advisory resolutions on executive compensation (“Say on Pay”)

In cases where there is a Say on Pay vote, BlackRock will respond to the proposal as informed by our evaluation of compensation practices at that particular company, and in a manner that appropriately addresses the specific question posed to shareholders.  We describe herein our beliefs and expectations related to executive compensation practices, our Say on Pay analysis framework, and our typical approach to engagement and voting on Say on Pay.

Beliefs and Expectations Related to Executive Compensation Practices

•	We believe that compensation committees are in the best position to make compensation decisions and should maintain significant flexibility in administering compensation programs, given their knowledge of the strategic plans for the company, the industry in which the company operates, the appropriate performance measures for the company, and other issues internal and/or unique to the company.

•	Companies should explicitly disclose how incentive plans reflect strategy and incorporate long-term shareholder value drivers; this discussion should include the commensurate metrics and timeframes by which shareholders should assess performance.

•	We support incentive plans that foster the sustainable achievement of results. Although we believe that companies should identify those performance measures most directly tied to shareholder value creation, we also believe that emphasis should be on those factors within management’s control to create economic value over the long-term, which should ultimately lead to sustained shareholder returns over the long-term. Similarly, the vesting timeframes associated with incentive plans should facilitate a focus on long-term value creation, as appropriate to that particular company.

•	While we do support the concept of compensation formulas that allow shareholders to clearly understand the rationale for compensation decisions, we do not believe that a solely formulaic approach to executive compensation necessarily drives shareholder value. BlackRock believes that compensation committees should use their discretion in designing incentive plans, establishing pay quanta, and finalizing compensation decisions, and should demonstrate how decisions are aligned with shareholder interests.

•	BlackRock does not discourage compensation structures that differ from market practice. However, where compensation practices differ substantially from market practice, e.g. in the event of unconventional incentive plan design or extraordinary decisions made in the context of transformational corporate events or turnaround situations, we expect clear disclosure explaining how the decisions are in shareholders’ best interests.

•	We understand that compensation committees are undertaking their analysis in the context of a competitive marketplace for executive talent. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however we are concerned about the potential ratchet effect of explicit benchmarking to peers. We therefore believe that companies should use peer groups to maintain an awareness of peer pay levels and practices so that pay is market competitive, while mitigating potential ratcheting of pay that is disconnected from actual performance.

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•	We expect companies to select peers based on objective criteria that are directly relevant to setting competitive compensation; we do not support peer group selection that does not make sense, including, but not limited to, the selection of companies that from a business size, complexity, risk profile, geographical and/or relevance standpoint are not comparable to the company in question.

•	We do not believe that arbitrary limits on potential compensation are necessarily in shareholders’ best interests if those limits have the potential to cap performance. However, we expect compensation committees to ensure that incentive plans do not incentivize excessive risk taking beyond the company’s determined risk appetite and that rewards are commensurate with performance.

•	We do not set forth a preference between cash, restricted stock, performance based equity awards, and stock options, amongst other compensation vehicles. We acknowledge that each may have an appropriate role in recruiting and retaining executives, in incentivizing behavior and performance, and in aligning shareholders’ and executives’ interests. Compensation committees should clearly disclose the rationale behind their selection of pay vehicles and how these fit with intended incentives. We also observe that different types of awards exhibit varying risk profiles, and the risks associated with pay plan design should be in line with the company’s stated strategy and risk appetite.

•	We expect compensation committees to consider and respond to the shareholder voting results of relevant proposals at previous years’ annual meetings, and other feedback received from shareholders, as they evaluate compensation plans. At the same time, compensation committees should ultimately be focused on incentivizing long-term shareholder value creation and not necessarily on achieving a certain level of support on Say on Pay at any particular shareholder meeting.

Say on Pay Analysis Framework

•	We analyze the compensation practices in the context of the company’s stated strategy and identified value drivers and seek to understand the link between strategy, value drivers and incentive plan design.

•	We examine both target and realizable compensation in order to understand the compensation committee’s intended outcomes, to judge the appropriateness and rigor of performance measures and hurdles, and to assess the pay plan’s sensitivity to the performance of the company.

•	We review the pay and performance profiles of the company’s disclosed peer companies, as applicable, to identify relative outliers for potential further analysis. We supplement our analysis of the company’s stated peers with an independent review of peer companies as identified by third party vendors and our own analysis; part of this analysis includes an assessment of the relevance of the company’s stated peers and the potential impact the company’s peer selection may have on pay decisions.

•	We conduct our analysis over various time horizons, with an emphasis on a sustained period, generally 3-5 years; however we consider company-specific factors, including the timeframe the company uses for performance evaluation, the nature of the industry, and the typical business cycle, in order to identify an appropriate timeframe for evaluation.

•	We review key changes to pay components from previous years and consider the compensation committee’s rationale for those changes.

•	We examine extraordinary pay items (including but not limited to actual or contractual severance payments, inducement grants, one-time bonus and/or retention awards) to understand the compensation committee’s rationale and alignment with shareholder interests.

•	We may engage with members of management and/or the compensation committee of the board, where concerns are identified or where we seek to better understand a company’s approach to executive compensation.

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•	We consider BlackRock’s historical voting decisions (including whether a concern that led to a previous vote against management has been addressed, or whether we determined to support management at previous shareholder meetings with the expectation of future change), engagement activity, other corporate governance concerns at the company, and the views of our portfolio managers.

•	We assess the board’s responsiveness to shareholder voting results of relevant proposals at previous years’ annual meetings, and other feedback received from shareholders.

Engagement and Voting on Say on Pay

•	In many instances, we believe that direct discussion with issuers, in particular with the members of the compensation committee, can be an effective mechanism for building mutual understanding on executive compensation issues and for communicating any concerns we may have on executive compensation.

•	In the event that we determine engagement is not expected to lead to resolution of our concerns about executive compensation, we may consider voting against members of the compensation committee, consistent with our preferred approach to hold members of the relevant key committee of the board accountable for governance concerns. As a result, our Say on Pay vote is likely to correspond with our vote on the directors who are compensation committee members responsible for making compensation decisions.

•	We may determine to vote against the election of compensation committee members and/or Say on Pay proposals in certain instances, including but not limited to when:

○	We identify a misalignment over time between target pay and/or realizable compensation and company performance as reflected in financial and operational performance and/or shareholder returns;

○	We determine that a company has not persuasively demonstrated the connection between strategy, long-term shareholder value creation and incentive plan design;

○	We determine that compensation is excessive relative to peers without appropriate rationale or explanation, including the appropriateness of the company’s selected peers;

○	We observe an overreliance on discretion or extraordinary pay decisions to reward executives, without clearly demonstrating how these decisions are aligned with shareholders’ interests;

○	We determine that company disclosure is insufficient to undertake our pay analysis; and/or

○	We observe a lack of board responsiveness to significant investor concern on executive compensation issues.

Advisory votes on the frequency of Say on Pay resolutions (“Say When on Pay”)

BlackRock will generally opt for a triennial vote on Say on Pay.  We believe that shareholders should undertake an annual review of executive compensation and express their concerns through their vote on the members of the compensation committee.  As a result, it is generally not necessary to hold a Say on Pay vote on an annual basis, as the Say on Pay vote merely supplements the shareholder’s vote on compensation committee members.  However, we may support annual Say on Pay votes in some situations, for example, where we conclude that a company has failed to align pay with performance.

Claw back proposals

Claw back proposals are generally shareholder sponsored and seek recoupment of bonuses paid to senior executives if those bonuses were based on financial results that are later restated or were otherwise awarded as a result of deceptive

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business practices.  We generally favor recoupment from any senior executive whose compensation was based on faulty financial reporting or deceptive business practices, regardless of that particular executive’s role in the faulty reporting.  We typically support these proposals unless the company already has a robust claw back policy that sufficiently addresses our concerns.

Employee stock purchase plans

An employee stock purchase plan (“ESPP”) gives the issuer’s employees the opportunity to purchase stock in the issuer, typically at a discount to market value.  We believe these plans can provide performance incentives and help align employees’ interests with those of shareholders.  The most common form of ESPP qualifies for favorable tax treatment under Section 423 of the Internal Revenue Code.  Section 423 plans must permit all full-time employees to participate, carry restrictions on the maximum number of shares that can be purchased, carry an exercise price of at least 85 percent of fair market value on grant date with offering periods of 27 months or less, and be approved by shareholders.  We will typically support qualified ESPP proposals.

Equity compensation plans

BlackRock supports equity plans that align the economic interests of directors, managers and other employees with those of shareholders.  We believe that boards should establish policies prohibiting use of equity awards in a manner that could disrupt the intended alignment with shareholder interests, for example: use of the stock as collateral for a loan; use of the stock in a margin account; use of the stock (or an unvested award) in hedging or derivative transactions.  We may support shareholder proposals requesting the board to establish such policies.

Our evaluation of equity compensation plans is based on a company’s executive pay and performance relative to peers and whether the plan plays a significant role in a pay-for-performance disconnect.  We generally oppose plans that contain “evergreen” provisions allowing for the unlimited increase of shares reserved without requiring further shareholder approval after a reasonable time period.  We also generally oppose plans that allow for repricing without shareholder approval.  We may also oppose plans that provide for the acceleration of vesting of equity awards even in situations where an actual change of control may not occur.  We encourage companies to structure their change of control provisions to require the termination of the covered employee before acceleration or special payments are triggered.  Finally, we may oppose plans where we believe that the company is aggressively accounting for the equity delivered through their stock plans.

Golden parachutes

Golden parachutes provide for compensation to management in the event of a change in control. We generally view golden parachutes as encouragement to management to consider transactions that might be beneficial to shareholders.  However, a large potential payout under a golden parachute arrangement also presents the risk of motivating a management team to support a sub-optimal sale price for a company.

We may support shareholder proposals requesting that implementation of such arrangements require shareholder approval.  We generally support proposals requiring shareholder approval of plans that exceed 2.99 times an executive’s current salary and bonus, including equity compensation.

When determining whether to support or oppose an advisory vote on a golden parachute plan (“Say on Golden Parachutes”), we normally support the plan unless it appears to result in payments that are excessive or detrimental to shareholders.  In evaluating golden parachute plans, BlackRock may consider several factors, including:

•	whether we believe that the triggering event is in the best interest of shareholders;

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•	an evaluation of whether management attempted to maximize shareholder value in the triggering event;

•	the percentage of total transaction value that will be transferred to the management team, rather than shareholders, as a result of the golden parachute payment;

•	whether excessively large excise tax gross up payments are part of the payout;

•	whether the pay package that serves as the basis for calculating the golden parachute payment was reasonable in light of performance and peers; and/or

•	whether the golden parachute payment will have the effect of rewarding a management team that has failed to effectively manage the company.

It may be difficult to anticipate the results of a plan until after it has been triggered; as a result, BlackRock may vote against a Say on Golden Parachute proposal even if the golden parachute plan under review was approved by shareholders when it was implemented.

Option exchanges

BlackRock may support a request to exchange underwater options under the following circumstances: the company has experienced significant stock price decline as a result of macroeconomic trends, not individual company performance; directors and executive officers are excluded; the exchange is value neutral or value creative to shareholders; and there is clear evidence that absent repricing the company will suffer serious employee incentive or retention and recruiting problems.  BlackRock may also support a request to exchange underwater options in other circumstances, if we determine that the exchange is in the best interest of shareholders.

Pay-for-Performance plans

In order for executive compensation exceeding $1 million to qualify for federal tax deductions, the Omnibus Budget Reconciliation Act (OBRA) requires companies to link that compensation, for the company’s top five executives, to disclosed performance goals and submit the plans for shareholder approval.  The law further requires that a compensation committee comprised solely of outside directors administer these plans.  Because the primary objective of these proposals is to preserve the deductibility of such compensation, we generally favor approval in order to preserve net income.

Pay-for-Superior-Performance

These are typically shareholder proposals requesting that compensation committees adopt policies under which a portion of equity compensation requires the achievement of performance goals as a prerequisite to vesting.  We generally believe these matters are best left to the compensation committee of the board and that shareholders should not set executive compensation or dictate the terms thereof.  We may support these proposals if we have a substantial concern regarding the company’s compensation practices over a significant period of time, the proposals are not overly prescriptive, and we believe the proposed approach is likely to lead to substantial improvement.

Supplemental executive retirement plans

BlackRock may support shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

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Social, ethical and environmental issues

See “Global Corporate Governance and Engagement Principles.”

General corporate governance matters

We believe that shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms and amendments to the charter/articles/by-laws.  We may vote against certain directors where changes to governing documents are not put to a shareholder vote within a reasonable period of time, in particular if those changes have the potential to impact shareholder rights (see “Director elections” herein).  In cases where a board’s unilateral adoption of changes to the charter/articles/by-laws promotes cost and operational efficiency benefits for the company and its shareholders, we may support such action if it does not have a negative effect on shareholder rights or the company’s corporate governance structure.

When voting on a management or shareholder proposal to make changes to charter/articles/by-laws, we will consider in part the company’s and/or proponent’s publicly stated rationale for the changes, the company’s governance profile and history, relevant jurisdictional laws, and situational or contextual circumstances which may have motivated the proposed changes, among other factors.  We will typically support changes to the charter/articles/by-laws where the benefits to shareholders, including the costs of failing to make those changes, demonstrably outweigh the costs or risks of making such changes.

Adjourn meeting to solicit additional votes

We generally support such proposals unless the agenda contains items that we judge to be detrimental to shareholders’ best long-term economic interests.

Bundled proposals

We believe that shareholders should have the opportunity to review substantial governance changes individually without having to accept bundled proposals.  Where several measures are grouped into one proposal, BlackRock may reject certain positive changes when linked with proposals that generally contradict or impede the rights and economic interests of shareholders.

Corporate political activities

Companies may engage in certain political activities, within legal and regulatory limits, in order to influence public policy consistent with the companies’ values and strategies, and thus serve shareholders’ best long-term economic interests. These activities can create risks, including: the potential for allegations of corruption; the potential for reputational issues associated with a candidate, party or issue; and risks that arise from the complex legal, regulatory and compliance considerations associated with corporate political activity.  We believe that companies which choose to engage in political activities should develop and maintain robust processes to guide these activities and to mitigate risks, including a level of board oversight.

When presented with shareholder proposals requesting increased disclosure on corporate political activities, we may consider the political activities of that company and its peers, the existing level of disclosure, and our view regarding the associated risks. We generally believe that it is the duty of boards and management to determine the appropriate level of disclosure of all types of corporate activity, and we are generally not supportive of proposals that are overly prescriptive in nature. We may determine to support a shareholder proposal requesting additional reporting of corporate political activities where there seems to be either a significant potential threat or actual harm to shareholders’ interests and where we believe the company has not already provided shareholders with sufficient information to assess the company’s management of the risk.

16	2015 Proxy voting guidelines for U.S. securities

Finally, we believe that it is not the role of shareholders to suggest or approve corporate political activities; therefore we generally do not support proposals requesting a shareholder vote on political activities or expenditures.

Other business
We oppose giving companies our proxy to vote on matters where we are not given the opportunity to review and understand those measures and carry out an appropriate level of shareholder oversight.

Reincorporation

Proposals to reincorporate from one state or country to another are most frequently motivated by considerations of anti-takeover protections, legal advantages, and/or cost savings.  We will evaluate, on a case-by-case basis, the economic and strategic rationale behind the company’s proposal to reincorporate.  In all instances, we will evaluate the changes to shareholder protection under the new charter/articles/by-laws to assess whether the move increases or decreases shareholder protections.  Where we find that shareholder protections are diminished, we may support reincorporation if we determine that the overall benefits outweigh the diminished rights.

IPO governance

We expect boards to consider and disclose how the corporate governance structures adopted upon initial public offering (“IPO”) are in shareholders’ best long-term interests.  We also expect boards to conduct a regular review of corporate governance and control structures, such that boards might evolve foundational corporate governance structures as company circumstances change, without undue costs and disruption to shareholders.

We will typically apply a one-year grace period for the application of certain director-related guidelines (including, but not limited to, director independence and over-boarding considerations), during which we expect boards to take steps to bring  corporate governance standards in line with shareholders’ expectations.

Further, if a company qualifies as an emerging growth company (an “EGC”) under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), we will give consideration to the NYSE and NASDAQ governance exemptions granted under the JOBS Act for the duration such a company is categorized as an EGC.  We expect an EGC to have a totally independent audit committee by the first anniversary of its IPO, with our standard approach to voting on auditors and audit-related issues applicable in full for an EGC on the first anniversary of its IPO.

Shareholders’ right to act by written consent

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting.  We therefore believe that shareholders should have the right to solicit votes by written consent provided that: 1) there are reasonable requirements to initiate the consent solicitation process in order to avoid the waste of corporate resources in addressing narrowly supported interests; and 2) support from a minimum of 50% of outstanding shares is required to effectuate the action by written consent.  We may oppose shareholder proposals requesting the right to act by written consent in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others, or if the proposal is written to discourage the board from incorporating appropriate mechanisms to avoid the waste of corporate resources when establishing a right to act by written consent.  Additionally, we may oppose shareholder proposals requesting the right to act by written consent if the company already provides a shareholder right to call a special meeting that we believe offers shareholders a reasonable opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting.

Shareholders’ right to call a special meeting

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting.  We therefore believe that

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shareholders should have the right to call a special meeting in cases where a reasonably high proportion of shareholders (typically a minimum of 15% but no higher than 25%) are required to agree to such a meeting before it is called, in order to avoid the waste of corporate resources in addressing narrowly supported interests.  However, we may oppose this right in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others.  We generally believe that a right to act via written consent is not a sufficient alternative to the right to call a special meeting.

Simple majority voting

We generally favor a simple majority voting requirement to pass proposals.  Therefore, we will support the reduction or the elimination of supermajority voting requirements to the extent that we determine shareholders’ ability to protect their economic interests is improved.  Nonetheless, in situations where there is a substantial or dominant shareholder, supermajority voting may be protective of public shareholder interests and we may support supermajority requirements in those situations.

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Policy Statement

This policy describes the proxy voting guidelines and related procedures which are applied to those client accounts over which The Boston Company Asset Management, LLC (“TBCAM”) has been delegated the authority to vote proxies.

Policy Details

TBCAM is a member firm of BNY Mellon’s Proxy Voting & Governance Committee (“the Committee”).  TBCAM has adopted the Committee’s Proxy Voting Policy for all U.S. issuers and for those non U.S. issuers with a market cap of $10 Billion (or greater) or where there is an active ownership (by the Committee’s members) of 2% (or greater) of the issuer’s outstanding voting securities. In addition, TBCAM has adopted the Institutional Shareholder Services (“ISS”) Global Proxy Voting Guidelines for any non-U.S. issuer not meeting such criteria (collectively, the “Guidelines”).

TBCAM utilizes the services of ISS and Glass Lewis as proxy advisors.  Additionally ISS serves as our voting agent, voting ballots according to the guidelines currently in place.

Voting Policies and Process

▪
Fiduciary Duty - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts.  We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset.  An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own.  Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including investment companies advised by TBCAM (the “Funds”) and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants.  With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

▪
Long-Term Perspective - We recognize that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

▪
Limited Role of Shareholders - We believe that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote.  We will carefully review proposals that would limit shareholder control or could affect shareholder values.

▪
Anti-takeover Proposals - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders.  We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

▪
“Social” Issues - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues.  Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

▪
Proxy Voting Process - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time.  Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues.  Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Committee, if the applicable guidelines so require.  Proposals, for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, will be

Last Revised: June 2017	Page 1 of 2

Proxy Voting Policy

referred to the Committee for discussion and vote.  Additionally, the Committee may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.

▪
Material Conflicts of Interest - We recognize our duty to vote proxies in the best interests of our clients.  We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors.  Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities, and may engage an independent fiduciary  to vote proxies of other issuers in our discretion.

▪
Securities Lending  -  We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares

▪	Recordkeeping - We will keep, or cause our agents to keep, the records for each voting proposal required by law. Proxy records will be retained for not less than 7 years.
▪
Disclosure - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law.  In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request.  The Funds shall disclose their proxy voting policies and procedures and their proxy votes as required by law.  We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances.  This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

▪
Charter – We maintain a Charter which lists the Committee’s responsibilities and duties, membership, voting and non-voting members, quorum, meeting schedule and oversight mapping to the BNY Mellon Fiduciary Risk Management Committee.

Oversight Activities

TBCAM performs periodic oversight of the operational and voting processes implemented on behalf of clients to ensure that proxy ballots are voted in accordance with established guidelines. These activities may include, but are not limited to, monthly account reconciliation between the voting agent and TBCAM records and forensic testing of the application of vote instruction in relation to policy vote recommendations at the ballot level.  These efforts are completed as component of our Rule 206(4) -7 compliance program.

Appropriate disciplinary action will be taken for failure to comply with the requirements of this policy, which could include termination of employment.

Policy Content Owners

TBCAM Compliance

Last Revised: June 2017	Page 2 of 2

Effective Date: April 25, 2017

PROPRIETARY

PROXY VOTING POLICIES AND PROCEDURES
DIMENSIONAL FUND ADVISORS LP
DIMENSIONAL FUND ADVISORS LTD.
DFA AUSTRALIA LIMITED
DIMENSIONAL FUND ADVISORS PTE. LTD.
DIMENSIONAL JAPAN LTD.

Introduction

Dimensional Fund Advisors LP (“Dimensional”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). Dimensional is the parent or indirect parent company of Dimensional Fund Advisors Ltd. (“DFAL”), DFA Australia Limited (“DFAA”), Dimensional Fund Advisors Pte. Ltd. (“DFAP”) and Dimensional Japan Ltd. (“DFAJ”) (Dimensional, DFAL, DFAA, DFAP and DFAJ are collectively referred to as the “Advisors”). DFAL and DFAA are also registered as investment advisers under the Advisers Act.

The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of investors. These clients frequently give the Advisors the authority and discretion to vote proxies relating to the underlying securities beneficially held by such clients. Also, a client may, at times, ask an Advisor to share its proxy voting policies, procedures, and guidelines without the client delegating full voting discretion to the Advisor. Depending on the client, an Advisor’s duties may include making decisions regarding whether and how to vote proxies as part of an investment manager’s fiduciary duty under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The following Proxy Voting Policies and Procedures (the “Policy”) address the Advisors’ objectives for voting proxies received by the Advisors on behalf of client accounts or funds to the extent that relationships with such clients are subject to the Advisers Act or ERISA or the clients are registered investment companies under the Investment Company Act of 1940 (the “40 Act”), including The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund (together, the “Dimensional Investment Companies”). The Advisors believe that this Policy is reasonably designed to meet their goal of seeking to vote (or refrain from voting) proxies in a manner consistent with applicable legal standards and in the best interests of clients, as understood by the Advisors at the time of the vote.

Exhibit A to this Policy includes a summary of the Advisors’ current Proxy Voting Guidelines and will change from time to time (the “Guidelines”). The Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third party, except with respect to certain matters which are generally described in Exhibit A. The Investment Committee of Dimensional has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients. Therefore, an Advisor will usually instruct voting of proxies in accordance with the Guidelines. The Guidelines provide a framework for analysis and decision making, but do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisors reserve the right to instruct votes counter to the Guidelines if, after a review

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of the matter, an Advisor believes that a client’s best interests would be served by such a vote. In such circumstance, the analysis will be documented in writing and periodically presented to the Committee (as hereinafter defined). To the extent that the Guidelines do not cover potential voting issues, an Advisor may consider the spirit of the Guidelines and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of the client.

The Advisors may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by clients, including those held by socially screened portfolios or accounts. The Advisors will ordinarily take environmental concerns into account in voting proxies with respect to securities held by certain sustainability screened portfolios or accounts, to the extent permitted by applicable law and guidance.

The Advisors have retained ISS to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the Guidelines, effect votes on behalf of the clients for whom the Advisors have proxy voting responsibility and provide reports concerning the proxies voted (“Proxy Voting Services”). In addition, the Advisors may obtain Proxy Voting Services from supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Guidelines. Although the Advisors retain third-party service providers for proxy issues, the Advisors remain responsible for proxy voting decisions. ISS and other third-party proxy service providers are herein referred to as “Proxy Advisory Firms.” In this regard, the Advisors use commercially reasonable efforts to oversee any directed delegation to Proxy Advisory Firms, upon which the Advisors rely to carry out the Proxy Voting Services. In the event that the Guidelines are not implemented precisely as the Advisors intend because of the actions or omissions of any Proxy Advisory Firms, custodians or sub-custodians or other agents, or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisors as a breach of this Policy.

Prior to the selection of any new Proxy Advisory Firms and annually thereafter or more frequently if deemed necessary by Dimensional, the Corporate Governance Committee (as defined below) will consider whether the Proxy Advisory Firm: (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in consideration of the best interests of the Advisors’ clients. Such considerations may include some or all of the following: (i) periodic sampling of votes cast by the Proxy Advisory Firm to review that the Guidelines adopted by the Advisors are being followed, (ii) onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have the capacity and competency to carry out its proxy obligations to the Advisors, (iii) a review of the Proxy Advisory Firm’s policies and procedures, with a particular focus on those relating to identifying and addressing conflicts of interest and monitoring that current and accurate information is used in creating recommendations, (iv) requesting the Proxy Advisory Firm to notify the Advisors if there is a change in the Proxy Advisory Firm’s material policies and procedures, particularly with respect to conflicts, or material business practices (e.g., entering or exiting new lines of business), and reviewing any such change, and (v) in case of an error made by the Proxy Advisory Firm, discussing the error with the Proxy Advisory Firm and determining whether appropriate corrective and preventive action is being taken.

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Procedures for Voting Proxies

The Investment Committee at Dimensional is generally responsible for overseeing each Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee (the “Corporate Governance Committee” or the “Committee”) composed of certain officers, directors and other personnel of the Advisors and has delegated to its members authority to (i) oversee the voting of proxies and the Proxy Advisory Firms, (ii) make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with this Policy and (iv) review this Policy from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to this Policy and may designate personnel of each Advisor to instruct the vote on proxies on behalf of an Advisor’s clients, such as authorized traders of the Advisors (collectively, “Authorized Persons”). The Committee may recommend changes to this Policy to seek to act in a manner consistent with the best interests of the clients.

Generally, the Advisors analyze relevant proxy materials on behalf of their clients and seek to instruct the vote (or refrain from voting) proxies in accordance with this Policy and the Guidelines. Therefore, an Advisor typically will not instruct votes differently for different clients unless a client has expressly directed the Advisor to vote differently for such client’s account. In the case of separate accounts, where an Advisor has contractually agreed to follow a client’s individualized proxy voting guidelines, the Advisor will seek to instruct such vote on the client’s proxies pursuant to the client’s guidelines.

Each Advisor seeks to vote (or refrain from voting) proxies for its clients in a manner that the Advisor determines is in the best interests of its clients and which seeks to maximize the value of the client’s investments. When voting (or electing to refrain from voting) proxies for clients subject to ERISA, each Advisor shall seek to consider those factors that may affect the value of the ERISA client’s investment and not subordinate the interests of the client’s participants and beneficiaries on their retirement income to unrelated objectives. In some cases, the Advisor may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. The Advisor may determine that voting is not in the best interests of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisors’ belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by an Advisor recalling loaned securities for voting. Each Advisor does intend to recall securities on loan if, based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a client’s investment and that it is in the client’s best interests to do so.

In cases where an Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

Generally, the Advisors do not intend to invest to seek to change or influence control of a company and do not intend to engage in shareholder activism with respect to a pending vote. If an issuer’s management, shareholders or proxy solicitors contact an Advisor with respect to a pending vote,

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a member of the Committee (or its delegee) may listen to such party and discuss this Policy with such party.

International Proxy Voting

While the Advisors utilize the Policy and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is usually relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

With respect to non-U.S. companies, however, it is typically both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances and expected costs may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisors do not intend to vote proxies of non-U.S. companies if they determine that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.1 The Advisors intend to make their determination on whether to vote proxies of non-U.S. companies on a client by client basis, and generally seek to implement uniform voting procedures for all proxies of companies in each country. The Advisors periodically review voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect the Advisors’ determinations and procedures.2 In the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its client’s vote is reasonably likely to influence the ultimate outcome of the contest, and that the expected benefits to the client of voting the proxies exceed the expected costs, the Advisor will seek to make reasonable efforts to vote such proxies.

1 As the SEC has stated, “There may even be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client…For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person.” See Proxy Voting by Investment Advisers, Release No. IA-2106 (Jan. 31, 2003). Additionally, the Department of Labor has stated that it “recognizes that in some special cases voting proxies may involve out of the ordinary costs or unusual requirements, for example in the case of voting proxies on shares of certain foreign corporations. Thus, in such cases, a fiduciary should consider whether the plan’s vote, either by itself or together with the votes of other shareholders, is expected to have an effect on the value of the plan’s investment that warrants the additional cost of voting.” See Preamble to Department of Labor Interpretive Bulletin 2016-1, 81 FR 95883 (December 29, 2016).
2 If a client does not share with its Advisor information regarding the cost of voting proxies for certain non-US companies or in certain countries, the Advisor will presume, in making its determinations, that the costs incurred by the client for voting those proxies are similar to those incurred by voting for a Dimensional Investment Company.

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Conflicts of Interest

Occasions may arise where an Authorized Person, the Committee, an Advisor, or an affiliated person of an Advisor may have a conflict of interest in connection with the proxy voting process. A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy. However, proxies that the Advisors receive on behalf of their clients generally will be voted in accordance with the predetermined Guidelines. Therefore, proxies voted typically should not be affected by any conflicts of interest.

In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to the Guidelines (or in cases for which the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), and (ii) the Authorized Person believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Committee. Such disclosure will describe the proposal to be voted upon and disclose any potential conflict of interest including but not limited to any potential personal conflict of interest (e.g., familial relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.

If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Guidelines (or in the case where the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee, which will (a) determine how the vote should be cast, keeping in mind the principle of preserving shareholder value or (b) determine to abstain from voting, unless abstaining would be materially adverse to the Client’s interest. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Dimensional Investment Company in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the respective Board of Directors/Trustees of the Dimensional Investment Company.

Availability of Proxy Voting Information and Recordkeeping

Each Advisor will inform those clients for which it has voting authority how to obtain information from the Advisor about how it voted with respect to client securities. The Advisor will provide those clients with a summary of its proxy voting guidelines, process and policies and will inform the clients how they can obtain a copy of the complete Policy upon request. If an Advisor is registered under the Advisers Act, the Advisor will also include such information described in the preceding two sentences in Part 2A of its Form ADV.

Recordkeeping

The Advisors will also keep records of the following items: (i) their proxy voting guidelines, policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes they cast on behalf of clients, which may be maintained by a Proxy Advisory Firm if it undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and an Advisor’s responses (whether a client’s request was oral or in writing); (v) any documents prepared by an Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision; (vi) a record of any testing conducted on any Proxy

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Advisory Firm’s votes; and (vii) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to the Advisors. The Advisors will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was made on such records. For the first two years, each Advisor will store such records at one of its principal offices.

Disclosure

Dimensional shall disclose in the statements of additional information of the Dimensional Investment Companies a summary of procedures which Dimensional uses to determine how to vote proxies relating to portfolio securities of the Dimensional Investment Companies. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and Dimensional, DFA Securities LLC (“DFAS”) or an affiliate of Dimensional or DFAS.

The semi-annual reports of the Dimensional Investment Companies shall indicate that the procedures are available: (i) by calling Dimensional collect; or (ii) on the SEC’s website. If a request for the procedures is received, the requested description must be sent within three business days by a prompt method of delivery.

Dimensional, on behalf of each Dimensional Investment Company it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.

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EXHIBIT A

PROXY VOTING GUIDELINES

APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2017

In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”), and may in certain circumstances purchase research from other third parties as well.

Specifically, if available, an Advisor may obtain research from Glass Lewis or other third parties in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, an Advisor will first review the research reports obtained from ISS and Glass Lewis. Except as otherwise provided herein or in the Policy, if the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the Corporate Governance Committee’s (or its designee’s) determination considering the principle of preserving shareholder value. Irrespective of whether the recommendations contained in the research reports from ISS and Glass Lewis are the same or inconsistent, the Corporate Governance Committee (or its designees) will vote on proxies relating to mergers and acquisitions, say-on-pay, or election of directors of companies that have a poison pill as the Corporate Governance Committee (or its designees) determines, considering the principle of preserving shareholder value; provided, however, that if a conflict of interest or potential conflict of interest exists, the matter shall be brought before the Corporate Governance Committee for consideration as provided for in the Policy.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“other” fees) are excessive.

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Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Generally vote FOR director nominees, except under the following circumstances:

1.	Accountability

Vote AGAINST3 or WITHHOLD from the entire board of directors (except new nominees4, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;
•	A supermajority vote requirement;
•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
•	The inability of shareholders to call special meetings;
•	The inability of shareholders to act by written consent;
•	A dual-class capital structure; and/or
•	A non–shareholder-approved poison pill.

3 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
4 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If it cannot be determined whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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Poison Pills5:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;
1.4.
The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•
The date of the pill’s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;
•	The issuer’s governance structure and practices; and
•	The issuer’s track record of accountability to shareholders.

Restricting Binding Shareholder Proposals:

Generally vote against or withhold from members of the governance committee if:
1.7.
The company’s charter imposes undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.8.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
1.9.	The company receives an adverse opinion on the company’s financial statements from its auditor; or
1.10.
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

5 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has (i) adopted a poison pill for any purpose other than protecting such other company’s net operating losses, or (ii) failed to eliminate a poison pill following a proxy contest in which a majority of directors were replaced.

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Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.11.
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:

1.12.	There is a significant misalignment between CEO pay and company performance (pay for performance);
1.13.	The company maintains significant problematic pay practices;
1.14.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.15.	The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.16.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.17.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:
•	The company’s response, including:
○	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
○	Specific actions taken to address the issues that contributed to the low level of support;
○	Other recent compensation actions taken by the company;
•	Whether the issues raised are recurring or isolated;
•	The company’s ownership structure; and
•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.18.
Generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;
•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;
•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;
•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

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•	The company’s ownership structure;
•	The company’s existing governance provisions;
•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and
•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote CASE-BY-CASE on director nominees. Generally vote AGAINST (except new nominees, who should be considered CASE-BY-CASE) if the directors:
•	Classified the board;
•	Adopted supermajority vote requirements to amend the bylaws or charter; or
•	Eliminated shareholders’ ability to amend bylaws.

1.19.
For newly public companies, generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights,[6] considering the following factors:

The level of impairment of shareholders’ rights caused by the provision;
•	The disclosed rationale for adopting the provision;
•
The ability to change the governance structure in the future (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,
•	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.

Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote CASE-BY-CASE on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.20.	Material failures of governance, stewardship, risk oversight[7], or fiduciary responsibilities at the company;
1.21.	Failure to replace management as appropriate; or

6 Under the Advisors’ guidelines, implementation of a multi-class voting structure prior to or in connection with the company’s public offering will not, per se, warrant a vote AGAINST or WITHHOLD under this provision.
7 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

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1.22.
Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Responsiveness

Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:
•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
•	Rationale provided in the proxy statement for the level of implementation;
•	The subject matter of the proposal;
•	The level of support for and opposition to the resolution in past meetings;
•	Actions taken by the board in response to the majority vote and its engagement with shareholders;
•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
•	Other factors as appropriate.
2.2.	The board failed to act on takeover offers where the majority of shares are tendered;
2.3.
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;
•	The company’s ownership structure and vote results;
•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and
•	The previous year’s support level on the company’s say-on-pay proposal.

3.	Composition

Attendance at Board and Committee Meetings:

3.1.
Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE8) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in

8 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

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  the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;
•	Family emergencies; and
•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

3.3.	Sit on more than six public company boards[9]; or
3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[10].

4.	Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
4.4.	Independent directors make up less than a majority of the directors.

Independent Chair (Separate Chair/CEO)

Generally vote with management on shareholder proposals requiring that the chairman’s position be filled by an independent director.

Proxy Access11

Generally vote FOR management and shareholder proposals for proxy access with the following provisions:

Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

9 An Advisor may screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.
10 Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.
11 An Advisor generally does not consider the duration of required ownership in evaluating proxy access.

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Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote AGAINST proposals that are more restrictive than these guidelines.

Proxy Contests—Voting for Director Nominees in Contested Elections12

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;
•	Management’s track record;
•	Background to the contested election;
•	Nominee qualifications and any compensatory arrangements;
•	Strategic plan of dissident slate and quality of the critique against management;
•	likelihood that the proposed goals and objectives can be achieved (both slates); and
•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access vote CASE-BY-CASE considering the same factors listed above – or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

12 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Shareholder Rights & Defenses13

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)14

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

Vote CASE-BY-CASE on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;
•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;
•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and
•
Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections

Generally vote AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under Unilateral Bylaw/Charter Amendments.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

13 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
14 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director has adopted a fee-shifting bylaw provision without a shareholder vote.

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Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
•
The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;
•	The consent threshold;
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
•	An unfettered[15] right for shareholders to call special meetings at a 10 percent threshold;
•	A majority vote standard in uncontested director elections;
•	No non-shareholder-approved pill; and
•	An annually elected board.

CAPITAL/RESTRUCTURING16

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

15 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.
16 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
○	The company’s use of authorized shares during the last three years

•	The Current Request:
○	Disclosure in the proxy statement of the specific purposes of the proposed increase;
○	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
○
The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Apply the relevant allowable increase below in determining vote on requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.
Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that is receiving a FOR vote, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:
○	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or
○	The new class of shares will be transitory;
○	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

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○	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
○	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:
○	Disclosure in the proxy statement of the specific purposes for the proposed increase;
○	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
○
In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

○	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

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•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION17

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.
Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.
Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.
Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.
Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

17 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);
•	The company maintains significant problematic pay practices;
•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•
There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
•	The situation is egregious.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation
In casting a vote on executive compensation proposals, an Advisor may leverage the ISS pay-for-performance analysis. With respect to companies in the Russell 3000 or Russell 3000E indices, this analysis considers the following:

1.	Peer Group[18] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.
•	The multiple of the CEO’s total pay relative to the peer group median.

2.
Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests, may be considered

•	The ratio of performance- to time-based equity awards;
•	The overall ratio of performance-based compensation;

18 The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company’s selected peers’ GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company’s.

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•	The completeness of disclosure and rigor of performance goals;
•	The company’s peer group benchmarking practices;
•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
•	Realizable pay compared to grant pay; and
•	Any other factors deemed relevant.

Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;
•	Incentives that may motivate excessive risk-taking; and
•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
•	New or extended agreements that provide for:
○	Change in control (CIC) payments exceeding 3 times base salary and average/target/most recent bonus;
○	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);
○	CIC payments with excise tax gross-ups (including “modified” gross-ups).
•	Insufficient executive compensation disclosure by externally- managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;
•	A single or common performance metric used for short- and long-term plans;
•	Lucrative severance packages;
•	High pay opportunities relative to industry peers;
•	Disproportionate supplemental pensions; or
•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

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Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
•	Duration of options backdating;
•	Size of restatement due to options backdating;
•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
○	The company’s response, including:
▪	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
▪	Specific actions taken to address the issues that contributed to the low level of support;
▪	Other recent compensation actions taken by the company;
○	Whether the issues raised are recurring or isolated;
○	The company’s ownership structure; and
○	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote FOR triennial advisory votes on compensation.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;
•	Single-trigger acceleration of unvested equity awards;
•	Excessive cash severance (>3x base salary and bonus);
•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

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•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
•
Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.
Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans19

Vote CASE-BY-CASE on certain equity-based compensation plans20 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “equity plan scorecard” (EPSC) approach with three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
•	SVT based only on new shares requested plus shares remaining for future grants.

Plan Features:
•	Automatic single-triggered award vesting upon a CIC;
•	Discretionary vesting authority;
•	Liberal share recycling on various award types;
•	Lack of minimum vesting period for grants made under the plan;
•	Dividends payable prior to award vesting.

Grant Practices:
•	The company’s three year burn rate relative to its industry/market cap peers;
•	Vesting requirements in most recent CEO equity grants (3-year look-back);
•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

19 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
20 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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•	Whether the company maintains a claw-back policy;
•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote AGAINST the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;
•
The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or
•	Any other plan features are determined to have a significant negative impact on shareholder interests.

Social/Environmental Issues

Global Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, an Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;
•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
•
If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•
If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•
Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•
The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant market proxy voting guidelines.

Political Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving political issues. When evaluating political shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

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APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES21

Effective for Meetings on or after February 1, 2017

In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for certain meetings, as indicated below, from Glass Lewis and Ownership Matters in addition to Institutional Shareholder Services, Inc. (“ISS”), and may in certain circumstances purchase research from other third parties as well.

Specifically, if available, an Advisor may obtain research from Glass Lewis or other third parties in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted. An Advisor may purchase research from Ownership Matters with respect to the proxies of certain large Australian Companies.

Where research is obtained from Glass Lewis in accordance with these Guidelines, an Advisor will first review the research reports obtained from ISS and Glass Lewis. Except as otherwise provided herein or in the Policy, if the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the Corporate Governance Committee’s (or its designee’s) determination considering the principle of preserving shareholder value. Irrespective of whether the recommendations contained in the research reports from ISS and Glass Lewis are the same or inconsistent, the Corporate Governance Committee (or its designees) will vote on proxies relating to mergers and acquisitions, say-on-pay or election of directors of companies that have a poison pill as the Committee (or its designees) determines, considering the principle of preserving shareholder value; provided, however, that if a conflict of interest or potential conflict of interest exists, the matter shall be brought before the Corporate Governance Committee for consideration as provided for in the Policy.

1. General Policies

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

21 This is a summary of the majority of International Markets, however, certain countries and/or markets have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

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•	There are concerns about the accounts presented or audit procedures used; or
•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;
•	The auditors are being changed without explanation; or
•	Non‐audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;
•	Questions exist concerning any of the statutory auditors being appointed; or
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific

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reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS

Non-Contested Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;
•	There are clear concerns over questionable finances or restatements;[22]
•	There have been questionable transactions with conflicts of interest;
•	There are any records of abuses against minority shareholder interests; or
•	The board fails to meet minimum corporate governance standards.

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.23

22 In Japan, an Advisor may vote FOR individual director(s) where proxy research has identified no overriding concerns beyond the company’s failure of a quantitative capital efficiency (ROE) test applied by the proxy research firm.
23 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Classification of Directors - International Policy

Executive Director
•	Employee or executive of the company;
•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;
•	Any director specifically designated as a representative of a significant shareholder of the company;
•	Any director who is also an employee or executive of a significant shareholder of the company;
•
Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;
•
Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•
Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
•	Relative[1] of a current or former executive of the company or its affiliates;
•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
•	Founder/co-founder/member of founding family but not currently an employee;
•	Former executive (5 year cooling off period);
•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:
o	9 years (from the date of election) in the United Kingdom and Ireland;
o	12 years in European markets;
o	7 years in Russia.
Independent NED
•	Not classified as non-independent (see above);
•	No material[4] connection, either directly or indirectly, to the company other than a board seat.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Footnotes:
[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)
[4] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Contested Director Elections24

For shareholder nominees, the persuasive burden is on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:
•	Company performance relative to its peers;
•	Strategy of the incumbents versus the dissidents;
•	Independence of directors/nominees;
•	Experience and skills of board candidates;
•	Governance profile of the company;
•	Evidence of management entrenchment;
•	Responsiveness to shareholders;
•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, an Advisor will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

Voting on Directors for Egregious Actions

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:
•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
•	Failure to replace management as appropriate; or
•
Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.[25]

Discharge of Board and Management

Vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:
•
A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•
Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

24 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
25 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has adopted a poison pill for any purpose other than protecting such other company’s net operating losses.

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•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR routine proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE26

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

26 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

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Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

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Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and

•	Duration does not exceed 18 months.

Vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

 Share repurchase plans in excess of 10 percent volume in exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring), will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

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4. COMPENSATION27

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis consistent with the following principles:

•	Provide shareholders with clear, comprehensive compensation disclosures;
•	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;
•	Avoid arrangements that risk “pay for failure;”
•	Maintain an independent and effective compensation committee;
•	Avoid inappropriate pay to non-executive directors.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? An Advisor places emphasis on the offer premium, market reaction, and strategic rationale.

•
Market reaction - How has the market responded to the proposed deal? Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

27 See introductory information concerning proxies involving this issue and the supplementary actions an Advisor may take.

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•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders or have special interests influenced directors and officers to support or recommend the merger?

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

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Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

Environmentally Screened Portfolios

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;
•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
•
If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•
If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•
Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote FOR proposals requesting a report on GHG emissions from company operations and/or products and operations, unless:

•
The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

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Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company’s actual GHG emissions performance;
•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Country of Incorporation vs. Country of Listing-Application of Policy

In general, country of incorporation will be the basis for policy application. US policies will be applied to the extent possible to issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers (FPIs), will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to the US Proxy Voting Guidelines.

All other voting items will be evaluated using the International Proxy Voting Guidelines.

FPIs are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

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DoubleLine Funds Trust
DoubleLine Equity Funds
DoubleLine Capital LP
DoubleLine Commodity LP
DoubleLine Equity LP
DoubleLine Private Funds
DoubleLine Opportunistic Credit Fund
DoubleLine Income Solutions Fund
Proxy Voting, Corporate Actions and Class Actions
August 2015
I.	Background

This Proxy Voting, Corporate Actions and Class Actions Policy (“Policy”) is adopted by DoubleLine Capital LP, DoubleLine Commodity LP and DoubleLine Equity LP (each, as applicable, “DoubleLine”, the “Adviser” or the “Firm”), DoubleLine Funds Trust and DoubleLine Equity Funds (each, as applicable, the “Trust”) and each series of the Trusts (each an “Open-End Fund”), the DoubleLine Opportunistic Credit Fund (“DBL”) and DoubleLine Income Solutions Fund (“DSL” and, together with DBL and all of the Open-End Funds collectively, the “Funds”) to govern the voting of proxies related to securities held by the Funds and actions taken with respect to corporate actions and class actions affecting such securities, and to provide a method of reporting the actions taken and overseeing compliance with regulatory requirements.

Each private investment fund (such as, but not limited to, the DoubleLine Opportunistic Income Master Fund LP (and its related entities) and the DoubleLine Leverage Fund LP (and its related entities), each of which is a “Private Fund” and, collectively, the “Private Funds”) managed by DoubleLine also adopts this Policy.

DoubleLine generally will exercise voting authority on behalf of its separate account clients (“Separate Account Clients” and together with the Funds and Private Funds, the “Clients”) only where a Client has expressly delegated authority in writing to DoubleLine and DoubleLine has accepted that responsibility. Separate Account Clients that do not provide written authorization for DoubleLine to exercise voting authority are responsible for their own proxy voting, corporate actions and class actions and this Policy does not apply to them.

To the extent that voting a proxy or taking action with respect to a class action or corporate action (in each case, a “proposal”) is desirable, DoubleLine (or its designee) will seek to take action on such proposal in a manner that it believes is most likely to enhance the economic value of the underlying securities held in Client accounts and, with respect to proposals not otherwise covered by the Guidelines herein, DoubleLine (or its designee) will seek to consider each proposal on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. DoubleLine will not respond to proxy solicitor requests unless DoubleLine determines that it is in the best interest of a Client to do so.

II.	Issue

Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Rule”), requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement

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written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise between DoubleLine and a Client in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting policies and procedures and to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

III.	Policy – Proxies and Corporate Actions; Role of Third-Party Proxy Agent

To assist DoubleLine in carrying out its proxy voting obligations, DoubleLine has retained a third-party proxy voting service provider, currently Glass, Lewis & Co. (“Glass Lewis”), as its proxy voting agent. Pursuant to an agreement with DoubleLine, Glass Lewis obtains proxy ballots with respect to securities held by one or more Client accounts advised by DoubleLine, evaluates the individual facts and circumstances relating to any proposal, and, except as otherwise provided below, votes on any such proposal in accordance with the Guidelines set forth in Attachment A hereto (the “Guidelines”).

In the event that a proposal is not adequately addressed by the Guidelines, Glass Lewis will make a recommendation to DoubleLine as to how to vote on such proposal. The portfolio manager or other authorized person of the relevant Client will review the recommendation made by Glass Lewis and will instruct Glass Lewis to vote the Client’s securities against Glass Lewis’ recommendation when DoubleLine believes doing so is in the best interests of the Client. The portfolio manager or authorized person shall record the reasons for any such instruction and shall provide that written record to the Chief Compliance Officer or his/her designee. In the absence of a timely instruction from DoubleLine to the contrary, Glass Lewis will vote in accordance with its recommendation. In the event that Glass Lewis does not provide a recommendation with respect to a proposal, DoubleLine may vote on any such proposal in its discretion and in a manner consistent with this Policy.

In the event that DoubleLine determines that a recommendation of Glass Lewis (or of any other third-party proxy voting service retained by DoubleLine) was based on a material factual error, DoubleLine will investigate the error, taking into account, among other things, the nature of the error and the related recommendation, and seek to determine whether Glass Lewis (or any other third-party proxy voting service retained by DoubleLine) is taking reasonable steps to reduce similar errors in the future.

The Guidelines provide a basis for making decisions in the voting of proxies and taking action with respect to class actions or corporate actions for Clients. When voting proxies or taking action with respect to class actions or corporate actions, DoubleLine’s utmost concern in exercising its duties of loyalty and care is that all decisions be made in the best interests of the Client and with the goal of maximizing the value of the Client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether DoubleLine (or its designee) will vote (assuming it votes at all) for or against a particular type of proposal. The applicable portfolio managers who are primarily responsible for evaluating the individual holdings of the relevant Client are responsible in the first instance for overseeing the voting of proxies and taking action with respect to class actions or corporate actions for such Client (though they are not expected to review each such vote or action). Such portfolio managers may, in their discretion, vote proxies or take action with respect to class actions or corporate actions in a manner that is inconsistent with the Guidelines (or instruct Glass Lewis to do so) when they determine that doing so is in the best interests of the Client. In making any such determination, the portfolio managers may, in their discretion, take into account the recommendations of appropriate members of DoubleLine’s executive and senior management, other investment personnel and, if desired, an outside service.

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Limitations of this Policy. This Policy applies to voting and/or consent rights of securities held by Clients. DoubleLine (or its designee) will, on behalf of each Client (including the Funds or the Private Funds) vote in circumstances such as, but not limited to, plans of reorganization, and waivers and consents under applicable indentures. This Policy does not apply, however, to consent rights that primarily represent decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. Such decisions, while considered not to be covered within this Policy, shall be made with the Client’s best interests in mind. In certain limited circumstances, particularly in the area of structured finance, DoubleLine may, on behalf of Clients, enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines, DoubleLine (or its designee) will vote in accordance with its contractual obligations.

In addition, where DoubleLine determines that there are unusual costs and/or difficulties associated with voting on a proposal, which more typically might be the case with respect to proposals relating to non-U.S. issuers, DoubleLine reserves the right to not vote on a proposal unless DoubleLine determines that the expected benefits of voting on such proposal exceed the expected cost to the Client, such as in situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security. DoubleLine will seek to consult with its Clients in such circumstances unless the investment management agreement or other written arrangement with the applicable Client gives DoubleLine authority to act in its discretion.

All proxies, class actions or corporate actions received shall be retained by the Chief Risk Officer or designee. Such records shall include whether DoubleLine voted such proxy or corporate actions and, if so, how the proxy was voted. The records also shall be transcribed into a format such that any Client’s overall proxy and corporate actions voting record can be provided upon request.

DoubleLine provides no assurance to former clients that applicable proxy, class actions or corporate actions information will be delivered to them.

IV.	Proofs of Claim

DoubleLine does not complete proofs-of-claim on behalf of Clients for current or historical holdings other than for the Funds; however, DoubleLine will provide reasonable assistance to Clients with collecting information relevant to filing proofs-of-claim when such information is in the possession of DoubleLine. DoubleLine does not undertake to complete or provide proofs-of-claim for securities that had been held by any former client. DoubleLine will complete proofs-of-claim for the Funds and Private Funds, or provide reasonable access to the applicable Fund’s or Private Fund’s administrator to file such proofs-of-claim when appropriate.

V.	Class Actions Policy

In the event that Client securities become the subject of a class action lawsuit, the applicable portfolio manager(s) will assess the value to Clients in participating in such legal action. If the portfolio manager decides that participating in the class action is in the Client’s best interest, DoubleLine will recommend that the Client or its custodian submit appropriate documentation on the Client’s behalf, subject to contractual or other authority. DoubleLine may consider any relevant information in determining whether participation in a class action lawsuit is in a Client’s best interest, including the costs that would be incurred by the Client and the resources that would be expended in participating in the class action, including in comparison to the Client pursuing other legal recourse against the issuer. DoubleLine also may choose to notify Clients (other than the Funds and the Private Funds) of the class action without making a recommendation as to participation, which would allow Clients to decide how or if to proceed.

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DoubleLine provides no assurance to former clients that applicable class action information will be delivered to them.

VI.	Procedures for Lent Securities and Issuers in Share-blocking Countries

At times, DoubleLine may not be able to take action in respect of a proposal on behalf of a Client when the Client’s relevant securities are on loan in accordance with the Client’s securities lending program and/or are controlled by a securities lending agent or custodian acting independently of DoubleLine. Notwithstanding this fact, in the event that DoubleLine becomes aware of a proposal on which a Client’s securities may be voted and with respect to which the outcome of such proposal could reasonably be expected to enhance the economic value of the Client’s position and some or a portion of that position is lent out, DoubleLine will make reasonable efforts to inform the Client that DoubleLine is not able to take action with respect to such proposal until and unless the Client recalls the lent security. When such situations relate to the Funds or the Private Funds, DoubleLine will take reasonable measures to recall the lent security in order to take action timely. There can be no assurance that any lent security will be returned timely.

In certain markets where share blocking occurs, shares must be frozen for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in blocking markets, DoubleLine retains the right to vote or not, based on the determination of DoubleLine’s investment personnel as to whether voting would be in the Client’s best interest.

VII.	Proxy Voting Committee; Oversight

DoubleLine has established a proxy voting committee (the “Committee”) with a primary responsibility of overseeing compliance with the Policy. The Committee, made up of non-investment executive officers, the Chief Risk Officer, and the Chief Compliance Officer (or his/her designee), meets on an as needed basis. The Committee will (1) monitor compliance with the Policy, including by periodically sampling proxy votes for review, (2) review, no less frequently than annually, the adequacy of this Policy to ensure that such Policy has been effectively implemented and that the Policy continues to be designed to ensure that proxies are voted in the best interests of Clients, and (3) review potential conflicts of interest that may arise under this Policy, including changes to the businesses of DoubleLine, Glass Lewis or other third-party proxy voting services retained by DoubleLine to determine whether those changes present new or additional conflicts of interest that should be addressed by this Policy.

The Committee shall have primary responsibility for managing DoubleLine’s relationship with Glass Lewis and/or any other third-party proxy voting service provider, including overseeing their compliance with this Policy generally as well as reviewing periodically instances in which (i) DoubleLine overrides a recommendation made by Glass Lewis or (ii) Glass Lewis does not provide a recommendation with respect to a proposal. The Committee shall also periodically review DoubleLine’s relationships with such entities more generally, including for potential conflicts of interest relevant to such entities and whether DoubleLine’s relationships with such entities should continue.

VIII.	Procedures for Material Conflicts of Interest

The portfolio managers will seek to monitor for conflicts of interest arising between DoubleLine and a Client and shall report any such conflict identified by the portfolio managers to the Committee. Should

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material conflicts of interest arise between DoubleLine and a Client as to a proposal, the proposal shall be brought to the attention of the Committee, who shall involve other executive managers, legal counsel (which may be DoubleLine’s in-house counsel or outside counsel) or the Chief Compliance Officer as may be deemed necessary or appropriate by the Committee to attempt to resolve such conflicts. The Committee shall determine the materiality of such conflict if the conflict cannot be resolved. (An example of a specific conflict of interest that should be brought to the Committee is a situation where a proxy contest involves securities issued by a Client. When in doubt as to a potential conflict, portfolio managers shall bring the proxy to the attention of the Committee.)

If, after appropriate review, a material conflict between DoubleLine and a Client is deemed to exist, DoubleLine will seek to resolve any such conflict in the best interest of the Client whose assets it is voting by pursuing any one of the following courses of action: (i) voting (or not voting) in accordance with the Guidelines; (ii) convening a Committee meeting to assess available measures to address the conflict and implementing those measures; (iii) voting in accordance with the recommendation of an independent third-party service provider chosen by the Committee; (iv) voting (or not voting) in accordance with the instructions of such Client; (v) or not voting with respect to the proposal if consistent with DoubleLine’s fiduciary obligations.

Investments in the DoubleLine Funds. In the event that DoubleLine has discretionary authority to vote shares of a Fund owned by all Clients (including the Funds), DoubleLine will vote the shares of such Fund in the same proportion as the votes of the other beneficial shareholders of such Fund. Under this “echo voting” approach, DoubleLine’s voting of a Fund’s shares would merely amplify the votes already received from such Fund’s other shareholders. DoubleLine’s potential conflict is therefore mitigated by replicating the voting preferences expressed by the Fund’s other shareholders.

IX.	Procedures for Proxy Solicitation

In the event that any employee of DoubleLine receives a request to reveal or disclose DoubleLine’s voting intention on a specific proxy event to a third party, the employee must forward the solicitation request to the Chief Compliance Officer or designee. Such requests shall be reviewed with the Committee or appropriate executive and senior management. Any written requests shall be retained with the proxy files maintained by the Chief Operating Officer or designee.

X.	Additional Procedures for the Funds

A. Filing Form N-PX

Rule 30b1-4 under the Investment Company Act of 1940 requires mutual funds to file an annual record of proxies voted by a Fund on Form N-PX. Form N-PX must be filed each year no later than August 31 and must contain the Funds’ proxy voting record for the most recent twelve-month period ending June 30.

The Funds rely upon their respective fund administrator to prepare and make their filings on Form N-PX. DoubleLine shall assist the fund administrator by providing information (including by causing such information to be provided by any third party proxy voting service for record comparison purposes as deemed necessary) regarding any proxy votes made for the Funds within the most recent twelve-month period ending June 30. DoubleLine shall retain records of any such votes with sufficient information to make accurate annual Form N-PX filings.

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B. Providing Policies and Procedures

Mutual funds (including the Funds) that invest in voting securities are required to describe in their Statements of Additional Information (“SAIs”) the policies and procedures that they use to determine how to vote proxies relating to securities held in their portfolios. The Funds also may chose to include these policies and procedures as part of their registration statement. Closed-end funds (such as DBL and DSL) must disclose their proxy voting policies and procedures annually on Form N-CSR.

Funds are required to disclose in shareholder reports that a description of the fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; (ii) on the fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov. The fund administrator shall ensure that such disclosures are included when preparing shareholder reports on the Funds’ behalf. The Funds currently do not provide the proxy policies and procedures on their website.

A Fund is required to send the description of the fund’s proxy voting policies and procedures within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery. The Funds rely upon the fund administrator to provide this service.

XI.	Recordkeeping

A.	DoubleLine must maintain the documentation described in this Policy for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years at its principal place of business. DoubleLine will be responsible for the following procedures and for ensuring that the required documentation is retained, including with respect to class action claims or corporate actions other than proxy voting. DoubleLine has engaged Glass Lewis to retain the aforementioned proxy voting records on behalf of DoubleLine (and its Clients).

B.	Client request to review proxy votes:

Any written request from a Client related to actions taken with respect to a proposal received by any employee of DoubleLine must be retained. Only written responses to oral requests need to be maintained.

The Client Service group will record the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to Clients, the Client Service group will distribute to any Client requesting proxy voting information DoubleLine’s complete proxy voting record for the Client for the period requested. If deemed operationally more efficient, DoubleLine may choose to release its entire proxy voting record for the requested period, with any information identifying a particular Client redacted. The Client Service group shall furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days) and maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable, and stored in an appropriate file.

Clients can require the delivery of the proxy voting record relevant to their accounts for the five year period prior to their request.

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C.  Examples of proxy voting records:

-	Documents prepared or created by DoubleLine that were material to making a decision on how to vote, or that memorialized the basis for the decision.Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

XII.	Disclosure

The Chief Compliance Officer or designee will ensure that Form ADV Part 2A is updated as necessary to reflect: (i) all material changes to this Policy; and (ii) regulatory requirements related to proxy voting disclosure.

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Attachment A to Proxy Voting, Corporate Action and Class Action Policy

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance
•          For trustee nominees in uncontested elections
•          For management nominees in contested elections
•          For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the fees for non-audit services exceed 51% of total fees
•          For changing the company name
•          For approving other business
•          For adjourning the meeting
•          For technical amendments to the charter and/or bylaws
•          For approving financial statements

Capital Structure
•          For increasing authorized common stock
•          For decreasing authorized common stock
•          For amending authorized common stock
•          For the issuance of common stock, except against if the issued common stock has superior voting rights
•          For approving the issuance or exercise of stock warrants
•          For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
•          For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
•          For decreasing authorized preferred stock
•          For canceling a class or series of preferred stock
•          For amending preferred stock
•          For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders
•          For eliminating preemptive rights
•          For creating or restoring preemptive rights
•          Against authorizing dual or multiple classes of common stock
•          For eliminating authorized dual or multiple classes of common stock
•          For amending authorized dual or multiple classes of common stock
•          For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights
•          For a stock repurchase program
•          For a stock split
•          For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring
•          For merging with or acquiring another company

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•          For recapitalization
•          For restructuring the company
•          For bankruptcy restructurings
•          For liquidations
•          For reincorporating in a different state
•          For spinning off certain company operations or divisions
•          For the sale of assets
•          Against eliminating cumulative voting
•          For adopting cumulative voting

Board of Trustees
•          For limiting the liability of trustees
•          For setting the board size
•          For allowing the trustees to fill vacancies on the board without shareholder approval
•          Against giving the board the authority to set the size of the board as needed without shareholder approval
•          For a proposal regarding the removal of trustees, except against if the proposal limits the removal of trustees to cases where there is legal cause
•          For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights
•          For non-technical amendments to the company’s bylaws, except against if an amendment would have the effect of reducing shareholder’s rights

Anti-Takeover Provisions
•          Against a classified board
•          Against amending a classified board
•          For repealing a classified board
•          Against ratifying or adopting a shareholder rights plan (poison pill)
•          Against redeeming a shareholder rights plan (poison pill)
•          Against eliminating shareholders’ right to call a special meeting
•          Against limiting shareholders’ right to call a special meeting
•          For restoring shareholders’ right to call a special meeting
•          Against eliminating shareholders’ right to act by written consent
•          Against limiting shareholders’ right to act by written consent
•          For restoring shareholders’ right to act by written consent
•          Against establishing a supermajority vote provision to approve a merger or other business combination
•          For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction
•          For eliminating a supermajority vote provision to approve a merger or other business combination
•          Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•          Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•          For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•          Against expanding or clarifying the authority of the board of trustees to consider factors other than the interests of shareholders in assessing a takeover bid
•          Against establishing a fair price provision
•          Against amending a fair price provision
•          For repealing a fair price provision

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•          For limiting the payment of greenmail
•          Against adopting advance notice requirements
•          For opting out of a state takeover statutory provision
•          Against opt into a state takeover statutory provision

Compensation
•          For adopting a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock
•          For amending a stock incentive plan for employees, except decide on a case-by-case basis if the minimum potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock
•          For adding shares to a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock
•          For limiting per-employee option awards
•          For extending the term of a stock incentive plan for employees
•          Case-by-case on assuming stock incentive plans
•          For adopting a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity
•          For amending a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity
•          For adding shares to a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•          For adopting an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 85% of the stock’s fair market value
•          For amending an employee stock purchase plan, except against if the proposal allows employees to purchase stock at prices of less than 85% of the stock’s fair market value
•          For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 85% of the stock’s fair market value
•          For adopting a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•          For amending a stock award plan, except against if the amendment shortens the vesting requirements or lessens the performance requirements
•          For adding shares to a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•          For adopting a stock award plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•          For amending a stock award plan for non-employee trustees, except decide on a case-by-case basis if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.
•          For adding shares to a stock award plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum

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potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•          For approving an annual bonus plan
•          For adopting a savings plan
•          For granting a one-time stock option or stock award, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity
•          For adopting a deferred compensation plan
•          For approving a long-term bonus plan
•          For approving an employment agreement or contract
•          For amending a deferred compensation plan
•          For amending an annual bonus plan
•          For reapproving a stock option plan or bonus plan for purposes of OBRA
•          For amending a long-term bonus plan

Shareholder Proposals
•          For requiring shareholder ratification of auditors
•          Against requiring the auditors to attend the annual meeting
•          Against limiting consulting by auditors
•          Against requiring the rotation of auditors
•          Against restoring preemptive rights
•          For asking the company to study sales, spin-offs, or other strategic alternatives
•          For asking the board to adopt confidential voting and independent tabulation of the proxy ballots
•          Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations
•          Against eliminating the company’s discretion to vote unmarked proxy ballots.
•          For providing equal access to the proxy materials for shareholders
•          Against requiring a majority vote to elect trustees
•          Against requiring the improvement of annual meeting reports
•          Against changing the annual meeting location
•          Against changing the annual meeting date
•          Against asking the board to include more women and minorities as trustees.
•          Against seeking to increase board independence
•          Against limiting the period of time a trustee can serve by establishing a retirement or tenure policy
•          Against requiring minimum stock ownership by trustees
•          Against providing for union or employee representatives on the board of trustees
•          For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan
•          For creating a nominating committee of the board
•          Against urging the creation of a shareholder committee
•          Against asking that the chairman of the board of trustees be chosen from among the ranks of the non-employee trustees
•          Against asking that a lead trustee be chosen from among the ranks of the non-employee trustees
•          For adopting cumulative voting
•          Against requiring trustees to place a statement of candidacy in the proxy statement
•          Against requiring the nomination of two trustee candidates for each open board seat
•          Against making trustees liable for acts or omissions that constitute a breach of fiduciary care resulting from a trustee’s gross negligence and/or reckless or willful neglect
•          For repealing a classified board
•          Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan

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•          Against repealing fair price provisions
•          For restoring shareholders’ right to call a special meeting
•          For restoring shareholders’ right to act by written consent
•          For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made
•          For seeking to force the company to opt out of a state takeover statutory provision
•          Against reincorporating the company in another state
•          For limiting greenmail payments
•          Against advisory vote on compensation
•          Against restricting executive compensation
•          For enhancing the disclosure of executive compensation
•          Against restricting trustee compensation
•          Against capping executive pay
•          Against calling for trustees to be paid with company stock
•          Against calling for shareholder votes on executive pay
•          Against calling for the termination of trustee retirement plans
•          Against asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria
•          Against seeking shareholder approval to reprice or replace underwater stock options
•          For banning or calling for a shareholder vote on future golden parachutes
•          Against seeking to award performance-based stock options
•          Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement
•          Against requesting that future executive compensation be determined without regard to any pension fund income
•          Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)
•          Against requiring option shares to be held
•          For creating a compensation committee
•          Against requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues
•          For increasing the independence of the compensation committee
•          For increasing the independence of the audit committee
•          For increasing the independence of key committees

Social Issue Proposals
•          Against asking the company to develop or report on human rights policies
•          Against asking the company to limit or end operations in Burma
•          For asking management to review operations in Burma
•          For asking management to certify that company operations are free of forced labor
•          Against asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.
•          Against asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts
•          Against asking management to create a plan of converting the company’s facilities that are dependent on defense contracts toward production for commercial markets
•          Against asking management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems
•          Against asking management to report on the company’s foreign military sales or foreign offset activities
•          Against asking management to limit or end nuclear weapons production

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•          Against asking management to review nuclear weapons production
•          Against asking the company to establish shareholder-designated contribution programs
•          Against asking the company to limit or end charitable giving
•          For asking the company to increase disclosure of political spending and activities
•          Against asking the company to limit or end political spending
•          For requesting disclosure of company executives’ prior government service
•          Against requesting affirmation of political nonpartisanship
•          For asking management to report on or change tobacco product marketing practices, except against if the proposal calls for action beyond reporting
•          Against severing links with the tobacco industry
•          Against asking the company to review or reduce tobacco harm to health
•          For asking management to review or promote animal welfare, except against if the proposal calls for action beyond reporting
•          For asking the company to report or take action on pharmaceutical drug pricing or distribution, except against if the proposal asks for more than a report
•          Against asking the company to take action on embryo or fetal destruction
•          For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting
•          For asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote against if the proposal asks for more than a report.
•          Against asking management to endorse the Ceres principles
•          For asking the company to control generation of pollutants, except against if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels
•          For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum
•          For asking management to report or take action on climate change, except against if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases
•          For asking management to report on, label, or restrict sales of bioengineered products, except against if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products
•          Against asking the company to preserve natural habitat
•          Against asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings
•          Against requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions
•          For requesting reports and/or reviews of plans and/or policies on fair lending practices, except against if the proposal calls for action beyond reporting
•          Against asking the company to establish committees to consider issues related to facilities closure and relocation of work
•          For asking management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except against if the company releases its EEO-1 reports
•          Against asking management to drop sexual orientation from EEO policy
•          Against asking management to adopt a sexual orientation non-discrimination policy
•          For asking management to report on or review Mexican operations
•          Against asking management to adopt standards for Mexican operations
•          Against asking management to review or implement the MacBride principles

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•          Against asking the company to encourage its contractors and franchisees to implement the MacBride principles
•          For asking management to report on or review its global labor practices or those of its contractors, except against if the company already reports publicly using a recognized standard or if the resolution asks for more than a report
•          Against asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization’s core labor conventions
•          For requesting reports on sustainability, except against if the company has already issued a report in GRI format

Adopted by the DoubleLine Funds Trust Board: March 25, 2010
Renewed, reviewed and approved by the DoubleLine Funds Trust Board: March 1, 2011
Renewed, reviewed and approved by the DoubleLine Funds Trust Board: August 25, 2011
Renewed and approved by the DoubleLine Funds Trust Board of Trustees: March 19, 2013
Renewed, reviewed and approved by the DoubleLine Funds Trust Board: May 22, 2013
Renewed, reviewed and approved by the DoubleLine Funds Trust Board: November 20, 2013
Renewed, reviewed and approved by the DoubleLine Funds Trust Board: August 21, 2014

Adopted by the DoubleLine Opportunistic Credit Fund Board of Trustees: August 24, 2011
Renewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: March 19, 2013
Renewed, reviewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: May 22, 2013
Renewed, reviewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: November 20, 2013
Renewed, reviewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: August 21, 2014

Adopted by the DoubleLine Equity Funds Board of Trustees:  March 19, 2013
Renewed, reviewed and approved by the DoubleLine Equity Funds Board: May 22, 2013
Renewed, reviewed and approved by the DoubleLine Equity Funds Board: November 20, 2013
Renewed, reviewed and approved by the DoubleLine Equity Funds Board: August 21, 2014
Adopted by the DoubleLine Income Solutions Board of Trustees:  March 19, 2013
Renewed, reviewed and approved by the DoubleLine Income Solutions Board of Trustees: May 22, 2013 Renewed, reviewed and approved by the DoubleLine Income Solutions Board of Trustees: November 20, 2013
Renewed, reviewed and approved by the DoubleLine Income Solutions Board of Trustees: August 21, 2014

Reviewed and approved by the Boards of the DoubleLine Funds Trust, DoubleLine Equity Funds, DoubleLine Opportunistic Credit Fund and DoubleLine Income Solutions Fund: August 20, 2015

Eaton Vance Management
Boston Management and Research
Eaton Vance Investment Counsel
Eaton Vance Trust Company
Eaton Vance Management (International) Limited
Eaton Vance Advisers International Limited
Proxy Voting Policies And Procedures

I.          Introduction

Eaton Vance Management, Boston Management and Research, Eaton Vance Investment Counsel, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited and Eaton Vance Trust Company (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and, to the extent applicable, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.  The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures.  These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.	Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client.  In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser has established guidelines (“Guidelines”) as described below and generally will utilize such Guidelines in voting proxies on behalf of its clients.  The Guidelines are largely based on those developed by the Agent (defined below) but also reflect input from the Global Proxy Group (defined below) and other Adviser investment professionals and are believed to be consistent with the views of the Adviser on the various types of proxy proposals. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.  The Guidelines provide a framework for analysis and decision making but do not address all potential issues.

Confidential: Not for Distribution without Permission

Except as noted below, each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with the Guidelines in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below.  The Agent is currently Institutional Shareholder Services Inc.  Where applicable, proxies will be voted in accordance with client-specific guidelines or, in the case of an Eaton Vance Fund that is sub-advised, pursuant to the sub-adviser’s proxy voting policies and procedures.  Although an Adviser retains the services of the Agent for research and voting recommendations, the Adviser remains responsible for proxy voting decisions.

III.	Roles and Responsibilities

A.	Proxy Administrator

The Proxy Administrator and/or her designee coordinate the consideration of proxies referred back to the Adviser by the Agent, and otherwise administers these Procedures.  In the Proxy Administrator’s absence, another employee of the Adviser may perform the Proxy Administrator’s responsibilities as deemed appropriate by the Global Proxy Group.  The Proxy Administrator also may designate another employee to perform certain of the Proxy Administrator’s duties hereunder, subject to the oversight of the Proxy Administrator.

B.	Agent

The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  Each Adviser shall instruct the custodian for its clients to deliver proxy ballots and related materials to the Agent.    The Agent shall vote and/or refer all proxies in accordance with the Guidelines.  The Agent shall retain a record of all proxy votes handled by the Agent.  With respect to each Eaton Vance Fund memorialized therein, such record must reflect all of the information required to be disclosed in the Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940, to the extent applicable.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.   Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified. The Advisers are responsible for the ongoing oversight of the Agent as contemplated by SEC Staff Legal Bulletin No. 20 (June 30, 2014).  Such oversight currently may include one or more of the following:

●	periodic review of Agent’s proxy voting platform and reporting capabilities (including recordkeeping);

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●	periodic review of a sample of ballots for accuracy and correct application of the Guidelines;
●	periodic meetings with Agent’s client services team;
●	periodic in-person and/or web-based due diligence meetings;
●	receipt and review of annual certifications received from the Agent; and/or
●	annual review of due diligence materials provided by the Agent, including review of procedures and practices regarding potential conflicts of interests.

C.	Global Proxy Group

The Adviser shall establish a Global Proxy Group which is responsible for establishing the Guidelines (described below) and reviewing such Guidelines at least annually.  The Global Proxy Group shall also review recommendations to vote proxies in a manner that is contrary to the Guidelines and when the proxy relates to a conflicted company of the Adviser or the Agent as described below.

The members of the Global Proxy Group shall include the Chief Equity Investment Officer of Eaton Vance Management (“EVM”) and selected members of the Equity Departments of EVM and Eaton Vance Management (International) Limited (“EVMI”) and EVM’s Global Income Department.  The Proxy Administrator is not a voting member of the Global Proxy Group.  Members of the Global Proxy Group may be changed from time to time at the Advisers’ discretion.  Matters that require the approval of the Global Proxy Group may be acted upon by its member(s) available to consider the matter.

IV.	Proxy Voting

A.	The Guidelines

The Global Proxy Group shall establish recommendations for the manner in which proxy proposals shall be voted (the “Guidelines”).  The Guidelines shall identify when ballots for specific types of proxy proposals shall be voted1 or referred to the Adviser.  The Guidelines shall address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and other proposals affecting shareholder rights.  In determining the Guidelines, the Global Proxy Group considers the recommendations of the Agent as well as input from the Advisers’ portfolio managers and analysts and/or other internally developed or third party research.

The Global Proxy Group shall review the Guidelines at least annually and, in connection with proxies to be voted on behalf of the Eaton Vance Funds, the Adviser will submit amendments to the Guidelines to the Fund Boards each year for approval.

1 The Guidelines will prescribe how a proposal shall be voted or provide factors to be considered on a case-by-case basis by the Agent in recommending a vote pursuant to the Guidelines.

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With respect to the types of proxy proposals listed below, the Guidelines will generally provide as follows:

1.	Proposals Regarding Mergers and Corporate Restructurings/Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator and/or her designee for all proposals relating to Mergers and Corporate Restructurings.

2.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

3.	Proposals Regarding Proxy Contests

The Agent shall be directed to refer contested proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator and/or her designee.

4.	Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

Interpretation and application of the Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer or the Adviser may be or become subject. The Guidelines generally relate to the types of proposals that are most frequently presented in proxy statements to shareholders.  In certain circumstances, an Adviser may determine to vote contrary to the Guidelines subject to the voting procedures set forth below.

B.	Voting Procedures

Except as noted in Section V below, the Proxy Administrator and/or her designee shall instruct the Agent to vote proxies as follows:

1.	Vote in Accordance with Guidelines

If the Guidelines prescribe the manner in which the proxy is to be voted, the Agent shall vote in accordance with the Guidelines, which for certain types of proposals, are recommendations of the Agent made on a case-by-case basis.

2.	Seek Guidance for a Referred Item or a Proposal for which there is No Guideline

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If (i) the Guidelines state that the proxy shall be referred to the Adviser to determine the manner in which it should be voted or (ii) a proxy is received for a proposal for which there is no Guideline, the Proxy Administrator and/or her designee shall consult with the analyst(s) covering the company subject to the proxy proposal and shall instruct the Agent to vote in accordance with the determination of the analyst. The Proxy Administrator and/or her designee will maintain a record of all proxy proposals that are referred by the Agent, as well as all applicable recommendations, analysis and research received and the resolution of the matter.  Where more than one analyst covers a particular company and the recommendations of such analysts for voting a proposal subject to this Section IV.B.2 conflict, the Global Proxy Group shall review such recommendations and any other available information related to the proposal and determine the manner in which it should be voted, which may result in different recommendations for clients (including Funds).

3.	Votes Contrary to the Guidelines or Where Agent is Conflicted

In the event an analyst with respect to companies within his or her coverage area may recommend a vote contrary to the Guidelines, the Proxy Administrator and/or her designee will provide the Global Proxy Group with the Agent’s recommendation for the proposal along with any other relevant materials, including a description of the basis for the analyst’s recommendation via email and the Proxy Administrator and/or designee will then instruct the Agent to vote the proxy in the manner determined by the Global Proxy Group.  Should the vote by the Global Proxy Group concerning one or more recommendations result in a tie, EVM’s Chief Equity Investment Officer will determine the manner in which the proxy will be voted.  The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast on behalf of the Eaton Vance Funds contrary to the Guidelines, and shall do so quarterly.  A similar process will be followed if the Agent has a conflict of interest with respect to a proxy as described in Section VI.B.

4.	Do Not Cast a Vote

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.  In addition, the Advisers may determine not to vote (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant (e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence); (ii) if the cost of voting a proxy outweighs the benefits (e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security); or (iii) in markets in which shareholders' rights are limited, and the Adviser is unable to timely access ballots or other proxy information.  Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

C.	Securities on Loan

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Confidential: Not for Distribution without Permission

When a fund client participates in the lending of its securities and the securities are on loan at the record date for a shareholder meeting, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted.  In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the Adviser will make reasonable efforts to terminate the loan in time to be able to cast such vote or exercise such consent.  The Adviser shall instruct the fund’s security lending agent to refrain from lending the full position of any security held by a fund to ensure that the Adviser receives notice of proxy proposals impacting the loaned security.

V.          Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended.  Those records will include:

•	A copy of the Advisers’ proxy voting policies and procedures;
•	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
•	A record of each vote cast;
•	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
•	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

Notwithstanding anything contained in this Section V, Eaton Vance Trust Company shall maintain records relating to the proxies it votes on behalf of its clients in accordance with laws and regulations applicable to it and its activities.  In addition, EVMI shall maintain records relating to the proxies it votes on behalf of its clients in accordance with UK law.

VI.	Assessment of Agent and Identification and Resolution of Conflicts with Clients

A.	Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and

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shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B.	Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own.  In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

•
Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds).   Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

•
The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”).  If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Global Proxy Group.

•
If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Global Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

•
If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines, the Global Proxy Group will then determine if a material conflict of interest exists between the relevant Adviser and its clients (in consultation with the Legal and Compliance Department if needed).  If the Global Proxy Group determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

o	The client, in the case of an individual, corporate, institutional or benefit plan client;
o
In the case of a Fund, its board of directors, any committee, sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or

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o	The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety.  If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests.   In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data.  The Advisers shall review such information on a monthly basis.  The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator.  Any such proxy referred by the Agent shall be referred to the Global Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation.  The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Global Proxy Group.

Adopted June 6, 2003
As Revised January 20, 2005
As Revised August 8, 2005
As Revised February 1, 2006
As Revised August 10, 2009
As Revised March 14, 2014
As revised April 17, 2015
As revised August 10, 2015
As revised October 26, 2015
As revised April 26, 2016
As revised May 5, 2017
As revised May 30, 2017

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Proxy Voting and Class Action Monitoring

Policy

Epoch maintains proxy voting authority for Client accounts, unless otherwise instructed by the client.  Epoch votes proxies in a manner that it believes is most likely to enhance the economic value of the underlying securities held in Client accounts.  Epoch will not respond to proxy solicitor requests unless Epoch determines that it is in the best interest of Clients to do so.

In light of Epoch’s fiduciary duty to its Clients, and given the complexity of the issues that may be raised in connection with proxy votes, the Firm has retained Institutional Shareholder Services (“ISS”).  ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers.  The services provided to the Firm include in-depth research, voting recommendations, vote execution and recordkeeping.

Notwithstanding the foregoing, the Firm will use its best judgment to vote proxies in the manner it deems to be in the best interests of its Clients.  In the event that judgment differs from that of ISS, or that investment teams within Epoch wish to vote differently with respect to the same proxy in light of their specific strategy, the Firm will memorialize the reasons supporting that judgment and retain a copy of those records for the Firm’s files.  Additionally, the CCO will periodically review the voting of proxies to ensure that all such votes, particularly those diverging from the judgment of ISS, were voted consistent with the Firm’s fiduciary duties.

On at least an annual basis, the CCO or a designee will review this Proxy Voting and Class Action Monitoring policy.

Procedures for Lent Securities and Issuers in Share-blocking Countries

At times, neither Epoch nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program.  The Firm recognizes that Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies.  Notwithstanding this fact, in the event that the Firm becomes aware of a proxy voting matter that would enhance the economic value of the client’s position and that position is lent out, the Firm will make reasonable efforts to inform the Client that neither the Firm nor ISS is able to vote the proxy until the Client recalls the lent security.

In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote.  During the time that shares are blocked, any pending trades will not settle.  Depending on the market, this period can last from one day to three weeks.  Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.  For this reason, in blocking markets, the Firm retains the right to vote or not, based on the determination of the Firm’s Investment Personnel.  If the decision is made to vote, the Firm will process votes through ISS unless other action is required as detailed in this policy.

Procedures for Conflicts of Interest

Epoch has identified the following potential conflicts of interest:
•
Whether there are any business or personal relationships between Epoch, or an employee of Epoch, and the officers, directors or shareholder proposal proponents of a company whose securities are held in Client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of Epoch’s Clients;

Epoch Proxy and Class Action Monitoring Policy Effective October 1, 2016

•	Whether Epoch has any other economic incentive to vote in a manner that is not consistent with the best interests of its Clients;

If a conflict of interest has been identified and Epoch intends to deviate from the proxy voting recommendation of ISS, then Epoch shall bring the proxy voting issue to the attention of affected Clients for guidance on how to vote the proxy.

Procedures for Proxy Solicitation

In the event that any officer or employee of Epoch receives a request to reveal or disclose Epoch’s voting intention on a specific proxy event, then the officer or employee must forward the solicitation to the CCO.

Procedures for Voting Disclosure

Upon request, Epoch will provide Clients with their specific proxy voting history.

Initial and Ongoing Diligence of Proxy Service Provider

The Compliance Department will conduct additional diligence on ISS to ensure the provider continues to have the capacity and competency to adequately analyze proxy issues on an annual basis. As part of the due diligence process the CCO, or a designee, obtains a completed questionnaire from ISS that assists Epoch in evaluating ISS’s services and any potential conflicts of interest that may exist.

Recordkeeping

Epoch must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business.  The Firm will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client Request to Review Proxy Votes

•
The Client Service group will record the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting Client, other dispositions, etc.) in a suitable place.

•
Furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days).  Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request.

Proxy Voting Records

•	The proxy voting record is periodically provided to Epoch by ISS.
•	Documents prepared or created by Epoch that were material to making a decision on how to vote, or that memorialized the basis for the decision.
•
Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Disclosure

•	The CCO will ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements related to proxy voting disclosure.

Epoch Proxy and Class Action Monitoring Policy Effective October 1, 2016

Class Action Litigation Settlement

Generally, Epoch does not have responsibility to file proofs of claim or engage in class action litigation.

Epoch does not complete proofs-of-claim on behalf of Clients for current or historical holdings; however, Epoch will assist Clients with collecting information relevant to filing proofs-of-claim when such information is in the possession of Epoch

Epoch Proxy and Class Action Monitoring Policy Effective October 1, 2016

Lazard Proxy Voting
Policy and Procedures Overview

Introduction
Lazard Asset Management LLC (Lazard) is a global investment firm that provides investment management services for a variety of clients. As a registered investment advisor, Lazard has a fiduciary obligation to vote proxies in the best interests of our clients. Lazard’s Proxy Voting Policy has been developed with the goal of maximizing the long term shareholder value of our clients’ portfolios.

Lazard does not delegate voting authority to any proxy advisory service, but rather retains complete authority for voting all proxies delegated to it. Our policy is generally to vote all meetings and all proposals; and generally to vote all proxies for a given proposal the same way for all clients. We also have defined policies and procedures to address and mitigate any actual or perceived conflicts of interest relating to our proxy voting.

Proxy Operations Department
Lazard’s proxy voting process is administered by our Proxy Operations Department (ProxyOps) which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by the firm’s Legal & Compliance Department and the Proxy Committee.

Proxy Committee
Lazard’s Proxy Committee comprises investment professionals, including portfolio managers and analysts, the General Counsel and Chief Compliance Officer. In addition, several Lazard operations professionals serve as advisors to the Proxy Committee.

The Proxy Committee meets at least annually to review Lazard’s Proxy Voting Policy and to evaluate potential enhancements. Meetings may be convened more frequently (for example, to discuss a specific proxy voting proposal) as requested by the manager of ProxyOps or at the request of any member of the Proxy Committee.

Role of Third Parties
Lazard currently subscribes to advisory and other proxy voting services provided by Institutional Shareholder Services (ISS) and by Glass, Lewis & Co. (Glass Lewis). These proxy advisory services provide independent analysis and recommendations regarding various companies’ proxy proposals. While this research serves to help improve our understanding of the issues surrounding a company’s proxy proposals, Lazard’s investment professionals are ultimately responsible for providing the vote recommendation for a given proposal. Voting for each agenda of each meeting is instructed specifically by Lazard in accordance with our Proxy Voting Policy; we do not employ outside services to vote on our behalf.

ISS additionally serves as our proxy voting facilitator, and is responsible for processing of ballots received, dissemination of Lazard’s vote instructions, and additionally provides our recordkeeping and reporting.

Voting Process
Lazard votes on behalf of our clients according to “Approved Guidelines” issued by the Proxy Committee. The Approved Guidelines determine whether a specific agenda item should be voted ‘For,’ ‘Against,’ or is to be considered on a case-by case basis. ProxyOps confirms that all vote instructions are consistent with our approved voting guidelines. These guidelines are reviewed by the ProxyOps Manager and the Proxy Committee on an annual basis.

The investment professional provides the vote recommendation in accordance with the Approved Guidelines. Any exceptions to this, which are rare, require approval from the Proxy Committee. In this case, the investment professional must provide detailed rationale for their recommendation, and the Proxy Committee will then determine whether or not that vote recommendation is to be accepted and applied to the specific meeting’s agenda.
1

Case-by-case agenda items are evaluated by Lazard professionals based on the specific facts relevant to an individual company. The Lazard investment professional formulates their vote recommendation based on their research of the company and their evaluation of the specific proposal. The investment professional will assess the relevant factors in conjunction with the analysis of the company’s management and business performance. The investment professional may also engage with the company’s executives or board members to improve our understanding of a proxy proposal and/or to provide our advice on how a company can enhance their corporate governance practices.

ProxyOps confirms that all vote instructions are in accordance with Lazard’s Proxy Voting Policy and guidelines, and will then enter the vote instructions for inclusion in the meeting’s tabulation. Lazard generally will treat proxy votes and voting intentions as confidential in the period before votes have been cast, and for appropriate time periods thereafter.

Conflicts of Interest
ProxyOps monitors all proxy votes for potential conflicts of interest that could be viewed as influencing the outcome of Lazard’s voting decision, such as:
•	Lazard manages the company’s pension plan;
•	The shareholder proponent of a proposal is a Lazard client;
•	A Lazard employee sits on a company’s board of directors;
•	Lazard serves as financial advisor or provides other investment banking services to the company; or
•	A Lazard employee has a material relationship with the company.

“Conflict Meetings” are voted in accordance with the Lazard Approved Guidelines. In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard’s policy is to vote the proxy item according to the majority recommendation of the independent proxy services to which we subscribe.

Voting Exceptions
It is Lazard’s intention to vote all proposals at every meeting. However, there are instances when voting is not practical or is not, in our view, in the best interests of our clients; shares held on loan and shares subject to liquidation impediment are two such circumstances where the benefit of voting can be significantly compromised.

Environmental, Social and Corporate
Governance
Lazard has an Environmental, Social and Corporate Governance (ESG) Policy, which outlines our approach to ESG and how our investment professionals take ESG issues into account as a part of the investment process. We recognize that ESG issues can affect the valuation of the companies that we invest in on our clients’ behalf. As a result, we take these factors into consideration when voting, and, consistent with our fiduciary duty, vote proposals in a way we believe will increase shareholder value.

Important Information
Published on 5 December 2016.
All sources Lazard Asset Management unless otherwise noted.
The information and opinions presented do not constitute investment advice and have been obtained or derived from sources believed by Lazard to be reliable. Lazard makes no representation as to their accuracy or completeness. All opinions and estimates expressed herein are as of the publish date unless otherwise specified, and are subject to change.
This material is provided by Lazard Asset Management LLC or its affiliates (“Lazard”). There is no guarantee that any projection, forecast, or opinion in this material will be realized. Past performance does not guarantee future results. This document is for informational purposes only and does not constitute an investment agreement or investment advice. References to specific strategies or securities are provided solely in the context of this document and are not to be considered recommendations by Lazard. Investments in securities and derivatives involve risk, will fluctuate in price, and may result in losses. Certain securities and derivatives in Lazard’s investment strategies, and alternative strategies in particular, can include high degrees of risk and volatility, when compared to other securities or strategies. Similarly, certain securities in Lazard’s investment portfolios may trade in less liquid or efficient markets, which can affect investment performance.
Australia: FOR WHOLESALE INVESTORS ONLY. Issued by Lazard Asset Management Pacific Co., ABN 13 064 523 619, AFS License 238432, Level 39 Gateway, 1 Macquarie Place, Sydney NSW 2000. Dubai: Issued and approved by Lazard Gulf Limited, Gate Village 1, Level 2, Dubai International Financial Centre, PO Box 506644, Dubai, United Arab Emirates. Registered in Dubai International Financial Centre 0467. Authorised and regulated by the Dubai Financial Services Authority to deal with Professional Clients only. Germany: Issued by Lazard Asset Management (Deutschland) GmbH, Neue Mainzer Strasse 75, D-60311 Frankfurt am Main. Hong Kong: Issued by Lazard Asset Management (Hong Kong) Limited (AQZ743), Unit 29, Level 8, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. Lazard Asset Management (Hong Kong) Limited is a corporation licensed by the Hong Kong Securities and Futures Commission to conduct Type 1 (dealing in securities) and Type 4 (advising on securities) regulated activities. This document is only for “professional investors” as defined under the Hong Kong Securities and Futures Ordinance (Cap. 571 of the Laws of Hong Kong) and its subsidiary legislation and may not be distributed or otherwise made available to any other person. Japan: Issued by Lazard Japan Asset Management K.K., ATT Annex 7th Floor, 2-11-7 Akasaka, Minato-ku, Tokyo 107-0052. Korea: Issued by Lazard Korea Asset Management Co. Ltd., 10F Seoul Finance Center, 136 Sejong-daero, Jung-gu, Seoul, 04520. People’s Republic of China: Issued by Lazard Asset Management. Lazard Asset Management does not carry out business in the P.R.C. and is not a
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licensed investment adviser with the China Securities Regulatory Commission or the China Banking Regulatory Commission. This document is for reference only and for intended recipients only. The information in this document does not constitute any specific investment advice on China capital markets or an offer of securities or investment, tax, legal, or other advice or recommendation or, an offer to sell or an invitation to apply for any product or service of Lazard Asset Management. Singapore: Issued by Lazard Asset Management (Singapore) Pte. Ltd., 1 Raffles Place, #15-02 One Raffles Place Tower 1, Singapore 048616. Company Registration Number 201135005W. This document is for “institutional investors” or “accredited investors” as defined under the Securities and Futures Act, Chapter 289 of Singapore and may not be distributed to any other person. United Kingdom: FOR PROFESSIONAL INVESTORS ONLY. Issued by Lazard Asset Management Ltd., 50 Stratton Street, London W1J 8LL. Registered in England Number 525667. Authorised and regulated by the Financial Conduct Authority (FCA). United States: Issued by Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, NY 10112.
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BNY Mellon Proxy Voting and Governance Committee – Voting Policy

Policy Number: II-G-051
Applicable to: BNY Mellon businesses that have elected to join the BNY Mellon
Proxy Voting and Governance Committee
Posting Date: March 31, 2017

A.	Introduction/Purpose

BNY Mellon investment entities that have proxy voting authority over assets held in client accounts must exercise that authority in accordance with sound fiduciary principles as well as the applicable laws, rules, regulations and governing instruments of client accounts as set forth in this policy.

B.	Applicability and Scope

This policy applies to those investment advisory, banking and trust company subsidiaries and business units (each, a “Member Firm”) of The Bank of New York Mellon Corporation (“BNY Mellon”) that have elected to join the BNY Mellon Proxy Voting and Governance Committee (“PVGC” or the “Committee”). These Member Firms are listed in the Appendix.

This policy also applies to the registered investment companies (“Mutual Funds”), bank collective investment trusts and common trust funds (together, the “Collective Investment Funds”) and other pooled investment vehicles over which a Member Firm has proxy voting authority. Mutual Funds, Collective Investment Funds and other pooled investment vehicles are collectively referred to as “Funds.”

C.	Policy Statements

The Fiduciary Risk Management Committee (the “FRMC”) has delegated to PVGC on behalf of the Member Firms the responsibility to make proxy voting decisions for securities held in accounts over which the Member Firms have proxy voting authority. To fulfill that responsibility, PVGC has established the voting policies and processes outlined in the following section.

D.	Voting Policies and Processes

1.	Fiduciary Duty

PVGC recognizes that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. PVGC further recognizes that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients’ interests to its own. Accordingly, in voting proxies, PVGC will seek to act solely in the best financial and economic interests of its clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies in international markets, a Member Firm weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

2.	Long-Term Perspective

PVGC recognizes that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

March 31, 2017

II-G-051: BNY Mellon Proxy Voting and Governance Committee – Voting Policy

3.	Limited Role of Shareholders

PVGC believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. PVGC will carefully review proposals that would limit shareholder control or could affect shareholder values.

4.	Anti-takeover Proposals

PVGC generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders. PVGC will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

5.	“Social” Issues

On questions of social responsibility where economic performance does not appear to be an issue, PVGC will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. PVGC will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients who require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth below in Section D.6.

6.	Proxy Voting Process

Every voting proposal is reviewed, categorized and analyzed in accordance with PVGC’s written guidelines in effect from time to time. PVGC guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in the Committee’s policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to PVGC if the applicable guidelines so require. Proposals for which a guideline has not yet been established will be referred to PVGC for discussion and vote. Additionally, PVGC may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. PVGC will also consider specific interests and issues raised to the committee by a Member Firm, which interests and issues may require that a vote for an account managed by a Member Firm be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.

7.	Material Conflicts of Interest

PVGC recognizes its duty to vote proxies in the best interests of its clients. The Committee seeks to avoid material conflicts of interest through the establishment of the committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendors, and without consideration of any client relationship factors. Further, the PVGC engages a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and securities of a Mutual Fund, and may engage an independent fiduciary to vote proxies of other issuers in at the Committee’s discretion.

March 31, 2017	Page 2

II-G-051: BNY Mellon Proxy Voting and Governance Committee – Voting Policy

8.	Securities Lending

PVGC seeks to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct a Member Firm to recall shares.

9.	Recordkeeping

PVGC will keep, or cause its agents to keep, the records for each voting proposal required by law.

10.	Disclosure

PVGC will furnish a copy of this policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, PVGC will furnish a copy of this policy, any related procedures, and its voting guidelines to clients who have delegated proxy voting authority to a Member Firm upon request. The Mutual Funds shall disclose their proxy voting policies and procedures and their proxy votes as required by law. PVGC recognizes that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (“ERISA”) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed after the shareholder meeting has been concluded (1) to those who have an interest in the account for which shares are voted and who have delegated proxy voting authority to a Member Firm or (2) to those who hold units of a Collective Investment Fund for which disclosure is made in accordance with the Commingled Funds Disclosure of Information Policy or, (3) for a Mutual Fund, as required by law. PVGC discloses publicly (on the BNY Mellon website) summaries of the Committee’s view on certain subject matters, and these summaries may provide insight as to how the Committee is likely to vote as a result of applying the Voting Guidelines to certain types of proposals. The Committee does not provide a rationale for its vote decisions to non-committee members except to the governing board of the Mutual Funds upon request.

11.	Charter

PVGC maintains a Charter which lists the committee’s responsibilities and duties, membership, voting and non-voting members, quorum, meeting schedule and oversight mapping to the BNY Mellon Fiduciary Risk Management Committee.

E.	Questions

If you should have any questions about this policy contact Christina Maguire, Christina.Maguire@bnymellon.com.

F.	Ownership

This policy is owned by the Proxy Voting and Governance Committee.

G.	Related Policies

•	II-G-052 Proxy Policy Committee

•	II-G-053 Disclosure of BNY Mellon Proxy Voting and Governance Committee Information

H.	Revision History

•	March 31, 2017 (current; reviewed and approved with no changes)

•	July 15, 2015 (current; placed into new template; reviewed and approved with no changes)

March 31, 2017	Page 3

II-G-051: BNY Mellon Proxy Voting and Governance Committee – Voting Policy

•	November 26, 2013 (reviewed and approved)

•	December 10, 2012 (reviewed and author updated to Christina Maguire)

March 31, 2017	Page 4

II-G-051: BNY Mellon Proxy Voting and Governance Committee – Voting Policy

Appendix: Member Firms

•	Alcentra NY, LLC

•	The Bank of New York Mellon

•	The Bank of New York Mellon Trust Company N.A.

•	BNY Mellon Investment Management Singapore Pte. Limited

•	BNY Mellon, National Association

•	BNY Mellon Trust of Delaware

•	The Boston Company Asset Management, LLC

•	The Dreyfus Corporation

•	Lockwood Advisors, Inc.

•	MBSC Securities Corporation

•	Mellon Capital Management Corporation

•	Standish Mellon Asset Management Company LLC

March 31, 2017	Page 5

Summary of Neuberger Berman’s Proxy Voting Policy

Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority.  The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies.  In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman’s voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines.  For non-socially responsive clients, Neuberger Berman’s guidelines adopt the voting recommendations of Glass Lewis.  Neuberger Berman retains final authority and fiduciary responsibility for proxy voting.  Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall:  (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Exhibit I

Nicholas Investment Partners, L.P. -   IA Policies and Procedures

Nicholas Investment Partners, L.P.

Proxy Voting Policy
April 1, 2017

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Nicholas Investment Partners, L.P. -   IA Policies and Procedures

Proxy Voting

Policy
Nicholas, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility
Christopher Siriani has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure
Nicholas has adopted procedures to implement the firm’s policy and conducts reviews to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

•	All employees will forward any proxy materials received on behalf of clients to Christopher Siriani;

•	Nicholas has engaged Glass Lewis to provide research, ballot analysis and recommendations, proxy voting and record keeping services on behalf of Nicholas’ clients;

•	When applicable, Nicholas will instruct the client’s custodians to provide all proxy related materials to Glass Lewis;

•	Nicholas will provide account holdings to Glass Lewis to assist Glass Lewis in identifying which proxies need to be voted;

•
In the absence of a conflict or specific voting guidelines from the client, Nicholas will vote proxies according to the recommended vote provided by Glass Lewis.  Nicholas believes this will be in the best interests of our clients.  Nicholas’ policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Nicholas’ voting authority in the same manner they may place such restrictions on the actual selection of account securities, which must be in writing; and

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Nicholas Investment Partners, L.P. -   IA Policies and Procedures

•	Nicholas will periodically review the proxy voting records at Glass Lewis to ensure proxies are being voted appropriately.

Disclosure
•
Nicholas will provide required disclosures in response to Item 17 of Form ADV Part 2A summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Nicholas voted a client’s proxies, and that clients may request a copy of the firm's proxy policies and procedures.

Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Tammy Wiseman.

•
In response to any request, Tammy Wiseman will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Nicholas voted the client’s proxy with respect to each proposal about which client inquired.

Conflicts of Interest

•
If a material conflict of interest exists, Christopher Siriani will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy received by an independent third party voting recommendation.

•	Nicholas will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping
Christopher Siriani, through Nicholas’ relationship with Glass Lewis, shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

•	These policies and procedures and any amendments;

•	The proxy voting guidelines and any amendments used to vote client’s proxies;

•	Each proxy statement Nicholas/ Glass Lewis receives;

•	A record of each vote Nicholas/Glass Lewis casts;

•
Any document created by Glass Lewis or Nicholas that was material to making a decision how to vote proxies, or that memorializes the decision including periodic reports to Christopher Siriani or Partner Committee, if applicable; and

•	A copy of each written request from a client for information on how Nicholas voted such client’s proxies, and a copy of any written response (electronic communications are acceptable).
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Proxy Voting Policy
November 2017

Effective Date: August 2003

Last Reviewed Date: November 2017

For Internal Use Only

Policy

The proxy voting policy (“the policy”) is intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law; the policy applies to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.1

PIMCO will vote proxies2 in accordance with this policy and the relevant procedures related to proxy voting for each of its clients unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients results from its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.

A.	General Policy Statement

The Policy is designed in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to take appropriate action on client proxies that come to its attention.

When considering client proxies, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the

1 Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and Dutch auctions.
2 Proxies generally describe corporate action-consent rights (relative to fixed income securities) and proxy voting ballots (relative to fixed income or equity securities) as determined by the issuer or custodian.

portfolio manager (“PM”) to effect trades in the related security; (3) not taking action or affirmatively filing an abstention is in the best interest of the client account; or (4) the Legal and Compliance department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

B.	Conflicts of Interest

1. Identification of Material Conflicts of Interest

When PIMCO has discretion over voting and consent rights it has a fiduciary obligation to take appropriate action on all proxies in good faith and in the best interests of the client. Potential conflicts of interest, however, may, or can appear to interfere with PIMCO’s ability to evaluate proxies in accordance with this fiduciary standard. Actual or potential conflicts of interest when PIMCO votes client proxies could arise in many ways, such as (i) if PIMCO has a material business relationship with the issuer to which the proxy relates; (ii) if an analyst assigned to recommend how to vote a proxy or a PM responsible for voting proxies has a material personal3 or business relationship with the issuer; (iii) if PIMCO clients have divergent interests in the proxy vote; and (iv) if the PM voting a proxy becomes aware of a material business relationship between the issuer and a PIMCO Affiliate prior to voting.

Each PM/ analyst has a duty to disclose to the Legal and Compliance department any known potential, actual or apparent material conflict of interest relevant to a proxy vote prior to voting (whether the proxy will be voted by the ISP or PIMCO). If no potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, the proxy may be voted by the responsible PM/ analyst in good faith and in the best interests of the client.

PIMCO seeks to prevent conflicts of interest from interfering with its voting of client proxies by identifying such conflicts and resolving them as described in this policy.

2. Resolution of Potential/ Identified Conflicts of Interest

Equity Securities.4 PIMCO has retained an independent Industry Service Provider (“ISP”)5 to provide research and voting recommendations for proxies relating to equity securities in accordance with the ISP’s guidelines. By following the guidelines of an independent third party, PIMCO seeks to mitigate potential conflicts of interest PIMCO may have with respect to proxies covered by the ISP.

PIMCO will follow the recommendations of the ISP unless: (i) the ISP does not provide a voting recommendation; or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described above, the Legal and Compliance department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists. When the ISP exercises its discretion to not provide a voting recommendation, the relevant PM/ analyst may make a determination regarding how the proxy will be voted by completing the required documentation.

3 Personal relationships include employee and immediate family member interests with an issuer.
4 The term “equity securities” means common and preferred stock, including common and preferred shares issued by investment companies; it does not include debt securities convertible into equity securities.
5 The ISP for Equity Securities proxy voting is Institutional Shareholder Services (“ISS”), Inc., 1177 Avenue of the Americas , 2nd Floor, New York, NY 10036.

GLOBAL PROXY VOTING POLICY | NOVEMBER 2017 2

Fixed Income Securities. Fixed income securities can be processed as proxy ballots or corporate action-consents at the discretion of the issuer/ custodian. When processed as proxy voting ballots, the ISP generally does not provide a voting recommendation and their role is limited to election processing and recordkeeping. When processed as corporate action-consents, the Legal and Compliance department will review all election forms to determine whether a conflict of interest, or the appearance of one, exists with respect to the PM’s consent election. PIMCO’s Credit Research and Portfolio Management Groups are responsible for issuing recommendations on how to vote proxy ballots and corporate action-consents (collectively referred to herein as proxies) with respect to fixed income securities.

Conflicting Client Interests. Where the conflict at issue has arisen because PIMCO clients have divergent interests, the applicable PM (or another PM) may vote the proxy as follows:

■
If the conflict exists between the accounts of one or more PMs on the one hand, and accounts of one or more different PMs on the other, each PM (if the conflict does not also exist among the PM’s accounts) will vote on behalf of his or her accounts in such accounts’ best interests.

■
If the conflict exists among the accounts of a PM, the PM shall vote the proxies in the best interest of the relevant client and should be prepared to respond to inquiries regarding proxy decisions. PM’s have the discretion to escalate questions regarding divergent interests to the head of the PM’s desk, Operations or the Legal and Compliance department as necessary.

Affiliated Fund Considerations

PIMCO-Affiliated Fund Shares Covered by ISP. The ISP may make voting recommendations for proxies relating to PIMCO-affiliated fund shares in accordance with the ISP guidelines. PIMCO may determine to resolve a conflict of interest with respect to a PIMCO-managed separate account, fund or other collective investment vehicle holding such PIMCO-affiliated fund shares by following the recommendation of the ISP. When the ISP publishes a voting recommendation with respect to PIMCO-Affiliated Funds, PIMCO may elect to override the ISP.

PIMCO-Affiliated Fund Shares Not Covered by ISP. In certain circumstances, conflicts of interest with respect to the voting of proxies may also arise when PIMCO-managed separate accounts (including wrap program accounts advised or managed in whole or in part by PIMCO and other wrap program accounts for which PIMCO has proxy voting authority), funds or other collective investment vehicles are shareholders of PIMCO-affiliated funds that are the subject of proxies. PIMCO will vote client proxies relating to a PIMCO-affiliated fund in accordance with the offering or other disclosure documents or any applicable contract for the PIMCO-managed separate account, fund or other investment vehicle holding shares of the PIMCO-affiliated fund. Where such documents are silent on the issue, PIMCO will vote client proxies relating to a PIMCO-affiliated fund by “echoing” or “mirroring” the vote of the other shareholders in the underlying funds, or by applying other appropriate methods in the policy.

Confidentiality. To reduce the occurrence of actual or apparent conflicts of interest, PIMCO and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any affiliate other than PIMCO-named affiliates.

GLOBAL PROXY VOTING POLICY | NOVEMBER 2017 3

3. Escalation of Conflicts of Interest

Direct Resolution by the Proxy Working Group. PIMCO may leverage a Working Group to assist in the evaluation and resolution of potential conflicts of interest. When a conflict is brought to the Working Group for direct resolution, the Working Group will seek to mitigate the actual or apparent conflict in the best interest of clients. In considering the manner in which to mitigate a conflict of interest, the Working Group may take into account various factors, including:

■	The extent and nature of the actual or apparent conflict of interest;

■	If the client is a fund, whether it has an independent body (such as a board of directors) that is willing to give direction to PIMCO;

■	The nature of the relationship of the issuer with the PM / analyst or PIMCO (if any);

■	Whether there has been any attempt to directly or indirectly influence PIMCO’s voting decision or actions; and

■	Whether the direction of the proposed vote would appear to benefit the PM/ analyst, PIMCO, a related party or another PIMCO client.

The Working Group Protocol. To facilitate the efficient resolution of conflicts of interest, the Working Group may establish a protocol (the “Working Group Protocol”) that directs the methods of resolution for specific types of conflicts, provided that such methods are consistent with this policy. Generally, once a protocol has been established for a certain type of conflict all conflicts of that type will be resolved pursuant to the protocol.

PIMCO Conflicts Committee. The Working Group in its discretion may escalate potential conflicts of interest to the firm wide Conflicts Committee for review on an as needed basis.

The Legal and Compliance department will record the manner in which each such conflict is resolved.

C.	Delegation of Proxy Voting Authority

Sub-Adviser Engagement. As an investment manager, PIMCO may exercise its discretion to engage a Sub-Adviser to provide portfolio management services to certain Funds. Consistent with its management responsibilities, the Sub-Adviser will assume the authority for voting proxies on behalf of PIMCO for these Funds. Sub-Advisers may utilize third parties to perform certain services related to their portfolio management responsibilities. As a fiduciary, PIMCO will maintain oversight of the investment management responsibilities performed by the Sub-Adviser and contracted third parties.

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D.	Reporting and Disclosure Requirements and the Availability of Proxy Voting Records[6]

For each U.S. registered investment company (“fund”) that PIMCO sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 is properly reported on Form N-PX which is filed with the SEC no later than August 31 of each year. PIMCO will also ensure that each fund states in its Statement of Additional Information (“SAI”) (or, with respect to Private Account Portfolio Series of PIMCO Funds (“PAPS Portfolios”), the Offering Memorandum Supplement) and its annual and semiannual report to shareholders that information concerning how the fund voted proxies relating to its portfolio securities for the most recent twelve-month period ending June 30 is available without charge through the fund’s website and on the SEC’s website, as required by Form N-1A (for open-end funds) or Form N-2 (for closed-end funds). PIMCO’s Funds Business Group is responsible for ensuring that this information is posted on each fund’s website in accordance with the foregoing disclosure. PIMCO will ensure that proper disclosure is made in each fund’s SAI (or, with respect to the PAPS Portfolios, the Offering Memorandum Supplement) and annual and semiannual reports describing (or, in the case of annual and semiannual reports, regarding the availability of a description of) the policies and procedures used to determine how to vote proxies relating to such fund’s portfolio securities, also as required by Form N-1A (for open-end funds) and Form N-2 (for closed-end funds). PIMCO will also ensure that proper disclosure is made in each closed-end fund’s Form N-CSR filing for an annual report describing the policies and procedures used to determine how to vote proxies relating to such fund’s portfolio securities, as required by Form N-CSR.

Except to the extent required by applicable law (including with respect to the filing of any Form N-PX) or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part 2 of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

E.	Records

PIMCO or its agent (e.g., IMS West or the ISP) maintains proxy voting records as required by applicable rules. The records maintained by PIMCO include: (1) a copy of all proxy voting policies and procedures; (2) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records; and (4) any documentation related to an identified material conflict of interest. Additionally, PIMCO or its agent (if the agent has undertaken to provide a copy to PIMCO upon request) maintains:

6 For each Canadian mutual fund under NI 81-102 (“fund”) that PIMCO Canada sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 is properly disclosed on the PIMCO Canada website no later than August 31 of each year.

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(1) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied in the U.S. by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); and (2) a record of each vote cast by PIMCO on behalf of a client.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

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T. ROWE PRICE ASSOCIATES, INC.
T. ROWE PRICE INTERNATIONAL LTD
T. ROWE PRICE (CANADA), INC
T. ROWE PRICE HONG KONG LIMITED
T. ROWE PRICE SINGAPORE PRIVATE LTD.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (collectively, “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies. This document is updated annually.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

 Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its

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management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company's management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our proxy voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track  record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

 Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Glass, Lewis & Co. (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. Glass Lewis specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution and reporting for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, Glass Lewis maintains and implements a custom voting policy for the Price Funds and other client accounts.

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Meeting Notification

T. Rowe Price utilizes Glass Lewis’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. Glass Lewis tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, Glass Lewis procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ViewPoint, Glass Lewis’ web-based application.

Vote Determination

Each day, Glass Lewis delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with the Policies and Procedures, as set by the Proxy Committee, and instruct the Proxy Services Group to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Services  Group  is responsible for maintaining this documentation and assuring  that it adequately reflects the basis for any vote which is cast contrary to our proxy voting guidelines.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors – For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent.  Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors

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who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

Anti-Takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives or contain the potential for excessive dilution relative to the company’s peers. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a screen that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We oppose a high proportion of proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction

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with merger transactions if we conclude these arrangements reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using Glass Lewis’ proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies – Glass Lewis applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed Glass Lewis’ general global policies and has developed international proxy voting guidelines which in most instances are consistent with Glass Lewis recommendations.

Fixed Income, Index and Passively Managed Accounts – Proxy voting for fixed income, index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process. In addition, fixed income accounts will generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security (i.e., consents, restructurings, reorganization proposals).

Divided Votes – In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against our proxy voting guidelines. The Proxy Services Group is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to our proxy voting guidelines.

Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where

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shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan – The Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Services Group to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Proxy Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy.

Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In the event that there

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is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item.  In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund  in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank.  One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”).  The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted.  With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

REPORTING, RECORD RETENTION AND OVERSIGHT

The Proxy Committee, and certain personnel under the direction of the Proxy Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

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T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

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Section 17

PROXY VOTING POLICIES & PROCEDURES

I.	POLICY

The London Company of Virginia (the “Adviser”) acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-end investment companies (“mutual funds”). The Adviser’s authority to vote proxies is established through the delegation of discretionary authority under its investment advisory contracts. Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies, the Adviser will vote all proxies in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures.

When voting proxies, the Adviser’s utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.

The Proxy Voting Committee meets periodically to monitor the firm’s overall adherence to the current policies and procedures, as well as provide advice for the revisions thereof. The Committee also reviews the rationale for proxy votes not covered by the policies and procedures, or that present a potential conflict of interest. As such, a periodic review of the Proxy Advisor Firm will be conducted and presented to the Proxy Voting Committee for consideration.

II.	PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.	PROCEDURES

The Adviser is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of the client’s best interests. The Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines. The Adviser will vote the recommendation of the proxy voting service* on all proxy votes, unless otherwise directed by the Portfolio Managers.

(*London moved from ISS, utilizing Institutional Shareholder Services (ISS) and its proxy voting guidelines, to Broadridge and Glass Lewis guidelines, in April, 2009. In February, 2014, London upgraded from utilizing Glass Lewis Investment Management to Glass Lewis Full Service. In March, 2017, London completed a transition back to ISS, in order to better align with the firm’s voting preferences.)

1.	Conflicts of Interest

Where a proxy proposal raises a material conflict between the Adviser’s interests and a client’s interest, including a mutual fund client, the Adviser will resolve the matter on a case-by-case basis by abstaining from the vote, voting in accordance with the guidelines set forth by the proxy voting service, or vote the way London feels is in the best interest of the client.

2.	Limitations

In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive), or where the Adviser has determined that it is in the client’s best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

A.
Client Maintains Proxy Voting Authority: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

B.
Terminated Account: Once a client account has been terminated with the Adviser, in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may choose to specify, in writing, that proxies should be directed to the client (or a specified third party) for action. There may be occurrences in which a proxy may be voted by the Adviser, for a terminated account (i.e., the record date of a proxy vote occurs prior to termination).

C.	Limited Value: If the Adviser determines that the value of a client’s economic interest, or portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting proxies.

D.
Securities Lending Programs: When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client’s account, the Adviser may recall the security for purposes of voting.

E.
Unjustifiable Costs: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

F.	Paper ballot does not arrive in the mail: On occasion, a paper ballot will not arrive in the mail until after the voting deadline. In this circumstance, Adviser is unable to vote the client’s proxy.

3.	Procedures

A.
During the onboarding process for a new account, the Portfolio Administrator will confirm, with certain custodians, as required, the address to which proxy ballots will be mailed. The Portfolio Administrator sends all new account information to the proxy voting service for accounts that elect to have the Adviser vote proxies on their behalf. The Adviser, in conjunction with the proxy voting service, contacts custodians to set up electronic voting.

B.	When a ballot is received by US mail, the Portfolio Administrator will send ISS/ProxyExchange notification to establish electronic voting.

C.
Each proxy statement, sample ballot and copies of any ballots voted by US mail will be available. (ProxyExchange retains voting history for those voted electronically, which is accessible through their web portal.)

IV.	RECORDKEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part 2A of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients’ portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

Please refer to the Proxy Voting Policy for further information.

Proxy Voting

Van Eck has adopted proxy voting policies and procedures which are reasonably designed to ensure that proxies are voted in a manner that is consistent with the best interests of its clients without influence by real or apparent conflicts of interest and in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940. When an adviser has been granted proxy voting authority by a client, the adviser owes its clients the duties of care and loyalty in performing this service on their behalf. The duty of care requires the adviser to monitor corporate actions and vote client proxies. The duty of loyalty requires the adviser to cast the proxy votes in a manner that is consistent with the best interests of the client.

To assist in its responsibility for voting proxies and the overall voting process, Van Eck retains the services of an independent third party proxy voting specialist, Glass Lewis & Co., LLC (“Glass Lewis”). The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and recordkeeping. Glass Lewis has access to the funds’ custodian and receives a daily feed of securities owned. Glass Lewis provides an email to the portfolio manager detailing the proxy vote in accordance with the Firm’s guidelines. The portfolio manager may do nothing and the vote will be made in accordance with the guidelines.

Alternatively, if a portfolio manager chooses to vote inconsistent with the guidelines an explanation documenting the decision must be entered into the proxy voting system. All votes not in accordance with the policy are reviewed by the CCO on a weekly basis. Van Eck’s Investment Committee reviews the Glass Lewis guidelines (including any revisions made to the guidelines) on an annual basis.

When a material conflict of interest exists, proxies will generally be voted in strict adherence to the Glass Lewis guidelines. The potential conflict may also be disclosed to the client and (i) Van Eck may request that the client vote the proxy, (ii) Van Eck may recommend that the client engage another party to determine how the proxy should be voted, or (iii) if the foregoing are not acceptable to the client, disclosure of how Van Eck intends to vote and a written consent to that vote by the client. Any deviations from the above referenced voting mechanisms must be approved by the CCO with a written explanation of the reason for the deviation.

Van Eck has engaged Glass, Lewis & Co., LLC (“Glass Lewis”), an independent third party proxy voting specialist, to assist in the implementation and administration of proxy voting-related functions. Glass Lewis is responsible for notifying Van Eck of all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal, verifying that all proxies are received, submitting vote instructions to the appropriate tabulator, and contacting custodian banks to request missing proxies.

Van Eck oversees the Glass Lewis activities by reviewing reports produced by Glass Lewis that summarize voting activity. Furthermore, Van Eck reviews the Glass Lewis’ SSAE 16 report and policies, procedures and practices regarding potential conflicts of interest to confirm that Glass Lewis remains independent and objective in the formulation of its recommendations according to its voting guidelines. Finally, as part of the CCO review, compliance will conduct a random sampling review of proxy ballots to ascertain whether votes are cast in compliance with Proxy Voting Guidelines.

Van Eck seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures (e.g. Conflicts of Interest, Code of Ethics, etc.) that are intended to prevent where practicable and manage conflicts of interest.

Proxy Voting Procedures

WCM accepts responsibility for voting proxies whenever requested by a Client or as required by law. Each Client’s investment management agreement should specify whether WCM is to vote proxies relating to securities held for the Client’s account. If the agreement is silent as to the proxy voting and no instructions from the client are on file, WCM will assume responsibility of proxy voting.
Special Rule in the Case of ERISA Accounts.
Unless proxy voting responsibility has been expressly reserved and is being exercised by another “named fiduciary” for an ERISA plan Client, WCM, as the investment manager for the account, must vote all proxies relating to securities held for the plan’s account. Please refer to ERISA Accounts section below for further details.
In cases in which WCM has proxy voting authority for securities held by its advisory clients, WCM will ensure securities are voted for the exclusive benefit, and in the best economic interest, of those clients and their beneficiaries, subject to any restrictions or directions from a client. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Advisers Act, and the Proxy Voting rule, Rule 206(4)-6, as well as with WCM’s fiduciary duties under federal and state law to act in the best interests of its clients.
1.	Third Party Proxy Voting Service
In general, WCM believes that its clients’ best economic interest with regards to proxy voting is best served by engaging an independent firm that specializes in researching companies and their management for the purpose of increasing investor’s potential financial gain through voting proxies. WCM has therefore engaged and adopted the following proxy voting policies of Glass Lewis: U.S. Policy, International Policy and Investment Manager Policy. In the event of a special client request, WCM will also accommodate the following styles: Taft Hartley, Public Pension, ESG (environmental, social and government practice) and Management Supportive. In limited circumstances, however, WCM may choose to vote a proxy against the recommendation of Glass Lewis, if WCM believes such vote is in the best economic interest of its clients. In such cases, this decision will be made by the Investment Strategy Group (“ISG”) who will maintain documentation to support WCM’s decision.
The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Because Glass Lewis is not in the business of providing consulting services to public companies, it can focus solely on the best interests of investors. Glass Lewis’ approach to corporate governance is to look at each company individually and determine what is in the best interests of the shareholders of each particular company. Research on proxies covers more than just corporate governance – Glass Lewis analyzes accounting, executive compensation, compliance with regulation and law, risks and risk disclosure, litigation and other matters that reflect on the quality of board oversight and company transparency.

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Proxy Voting Procedures
2.	Role of the Proxy Admin.
The Proxy Admin oversees and administers the firm’s proxy voting process. For each Client, the Proxy Admin initially determines whether:
•	WCM is vested with proxy voting responsibility or whether voting is reserved to the Client or delegated to another designee;
•	the Client has adopted a proxy voting policy that WCM is required to follow; and
•	the Client requires any periodic report of votes cast for its account or any comparative report of votes cast in relation to its proxy voting policy, if different from WCM’s.
Once a Client account is established and proxy voting responsibility is determined, the Proxy Admin is responsible for ensuring that proxy materials for each Account to be voted are received and voted in a timely manner. The Proxy Admin instructs registered owners of record (e.g. the Client, Trustee or Custodian) that receive proxy materials from the issuer or its information agent to send proxies electronically directly to ProxyEdge. WCM has engaged ProxyEdge, a third party service provider, to: (1) provide notification of impending votes; (2) vote proxies based on Glass Lewis and/or WCM recommendations; and (3) maintain records of such votes electronically. The PA, in conjunction with ProxyEdge, ensures that information is compiled and maintained for each Client for which WCM votes proxies, showing the issuer’s name, meeting date and manner in which votes were cast on each proposal. WCM shares client holdings and other relevant information with ProxyEdge to ensure that votes are cast and captured accurately, and relies on ProxyEdge to compile and maintain voting records electronically. Proxy materials received inadvertently for Client accounts over which WCM has no voting authority are forwarded on to Clients.
3.	Role of the Analyst and ISG
If a proposal requires case-by-case analysis, the Analyst brings a recommendation to the ISG for decision. The ISG is ultimately responsible for voting case-by-case proposals. The ISG also has authority to override the recommendation of Glass Lewis when the ISG believes such vote is in the best economic interest of WCM’s clients. Documentation will be provided by the ISG and maintained by the Proxy Admin supporting the rationale for any vote cast against the recommendation of Glass Lewis and case-by case proposals.
4.	Certain Proxy Votes May Not Be Cast
In some cases, WCM may determine that it is in the best interests of our clients to abstain from voting certain proxies. WCM will abstain from voting in the event any of the following conditions are met with regard to a proxy proposal:
a.	Neither Glass Lewis’ recommendation nor specific client instructions cover an issue;
b.	In circumstances where, in WCM’s judgment, the costs of voting the proxy exceed the expected benefits to the Client.

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In addition, WCM will only seek to vote proxies for securities on loan when such a vote is deemed to have a material impact on the account. Materiality is determined by the ISG.
Further, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). WCM believes that the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, WCM generally will not vote those proxies subject to “share blocking.”
5.	Identifying and Dealing with Material Conflicts of Interest between WCM and Proxy Issuer
WCM may choose to vote a proxy against the recommendation of Glass Lewis, if WCM believes such vote is in the best economic interest of its clients. Such a decision will be made and documented by the ISG. Because WCM retains this authority, it creates a potential conflict of interest between WCM and the proxy issuer. As a result, WCM may not overrule Glass Lewis’ recommendation with respect to a proxy unless the following steps are taken by the CCO:
a.
The CCO must determine whether WCM has a conflict of interest with respect to the issuer that is the subject of the proxy. The CCO will use the following standards to identify issuers with which WCM may have a conflict of interest.

(1.)
Significant Business Relationships – The CCO will determine whether WCM may have a significant business relationship with the issuer, such as, for example, where WCM manages a pension plan. For this purpose, a “significant business relationship” is one that: (i) represents 1% or $1,000,000 of WCM’s revenues for the fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (ii) may not directly involve revenue to WCM but is otherwise determined by the CCO to be significant to WCM.

(2.)
Significant Personal/Family Relationships – the CCO will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a “significant personal/family relationship” is one that would be reasonably likely to influence how WCM votes proxies. To identify any such relationships, the CCO shall obtain information about any significant

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Proxy Voting Procedures

personal/family relationship between any employee of WCM who is involved in the proxy voting process (e.g., ISG members) and senior employees of issuers for which WCM may vote proxies.
b.
If the CCO determines that WCM has a conflict of interest with respect to the issuer, the CCO shall determine whether the conflict is “material” to any specific proposal included within the proxy. If not, then WCM can vote the proxy as determined by the ISG. The CCO shall determine whether a proposal is material as follows:

(1.)
Routine Proxy Proposals – Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest for WCM, unless the ISG has actual knowledge that a routine proposal should be treated as material. For this purpose, “routine” proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

(2.)
Non-Routine Proxy Proposals – Proxy proposals that are “non-routine” shall be presumed to involve a material conflict of interest for WCM, unless the CCO determines that WCM’s conflict is unrelated to the proposal in question (see 3. below). For this purpose, “non-routine” proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

(3.)
Determining that a Non-Routine Proposal is Not Material– As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the CCO may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the CCO must conclude that a proposal is not directly related to WCM’s conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The CCO shall record in writing the basis for any such determination.

c.	For any proposal where the CCO determines that WCM has a material conflict of interest, WCM may vote a proxy regarding that proposal in any of the following manners:
(1.)
Obtain Client Consent or Direction– If the CCO approves the proposal to overrule the recommendation of Glass Lewis, WCM shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client’s consent to how WCM will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

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(2.)	Use Glass Lewis’ Recommendation – Vote in accordance with Glass Lewis’ recommendation.
d.
For any proposal where the CCO determines that WCM does not have a material conflict of interest, the ISG may overrule Glass Lewis’ recommendation if the ISG reasonably determines that doing so is in the best interests of WCM’s clients. If the ISG decides to overrule Glass Lewis’ recommendation, the ISG will maintain documentation to support their decision.

6.	Dealing with Material Conflicts of Interest between a Client and Glass Lewis or Proxy Issuer
In the event that WCM is notified by a client regarding a conflict of interest between them and Glass Lewis or the proxy issuer, The CCO will evaluate the circumstances and either
a.	elevate the decision to the ISG who will make a determination as to what would be in the Client’s best interest;
b.	if practical, seek a waiver from the Client of the conflict; or
c.	if agreed upon in writing with the Clients, forward the proxies to affected Clients allowing them to vote their own proxies.
7.	Maintenance of Proxy Voting Records
As required by Rule 204-2 under the Advisers Act, as amended, WCM will maintain or procure the maintenance of the following records relating to proxy voting for a period of at least five years:
a.	a copy of these Proxy Policies, as they may be amended from time to time;
b.	copies of proxy statements received regarding Client securities, unless these materials are available electronically through the SEC’s EDGAR system;
c.	a record of each proxy vote cast on behalf of its Clients;
d.	a copy of any internal documents created by WCM that were material to making the decision how to vote proxies on behalf of its Clients; and
e.	each written Client request for information on how WCM voted proxies on behalf of the Client and each written response by WCM to oral or written Client requests for this information.
As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast on behalf of each Client account will be maintained by ProxyEdge. WCM shall obtain and maintain an undertaking from ProxyEdge to provide it with copies of proxy voting records and other documents relating to its Clients’ votes promptly upon request. WCM and ProxyEdge may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).

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Proxy Voting Procedures
8.	Disclosure
WCM will provide all Clients a summary of these Proxy Policies, either directly or by delivery to the Client of a copy of its Form ADV, Part 2A containing such a summary, and information on how to obtain a copy of the full text of these Proxy Policies and a record of how WCM has voted the Client’s proxies. Upon receipt of a Client’s request for more information, WCM will provide to the Client a copy of these Proxy Policies and/or in accordance with the Client’s stated requirements, how the Client’s proxies were voted during the period requested. Such periodic reports will not be made available to third parties absent the express written request of the Client. However, to the extent that WCM serves as a sub-adviser to another adviser to a Client, WCM will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

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Proxy Voting and Class Actions

Policy Version 9.30.2016

Background

In Proxy Voting by Investment Advisers, Investment Advisers Act Release No. 2106 (January 31, 2003), the SEC noted that, “The federal securities laws do not specifically address how an adviser must exercise its proxy voting authority for its clients. Under the Advisers Act, however, an adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies.”

Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

●
Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

●	Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and

●	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority, as described in the Maintenance of Books and Records section of this Manual.

The Advisers Act lacks specific guidance regarding an adviser’s duty to direct clients’ participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.

Policies and Procedures

Proxy Voting Procedures

Proxies are assets of ZCM’s Clients that must be voted with diligence, care, and loyalty. ZCM will vote each proxy in accordance with its fiduciary duty to its Clients. ZCM will generally seek to vote proxies in a way that maximizes the value of Clients’ assets. However, ZCM will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client’s securities. Operations coordinates ZCM’s proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires ZCM to maintain certain books and records associated with its proxy voting policies and procedures. ZCM’s recordkeeping obligations are
1

described in the Maintenance of Books and Records section of this Manual. The CCO or designee will ensure that ZCM complies with all applicable recordkeeping requirements associated with proxy voting.

ZCM has retained Broadridge Investor Communications Solutions Inc. (“Broadridge”) to assist in the proxy voting process, utilizing the ProxyEdge system. Compliance manages ZCM’s relationship with the proxy service provider. Compliance monitors Broadridge to ensure all proxy ballots received are voted according to Clients’ specific instructions and the stated guidelines, and retains all required documentation associated with proxy voting. ZCM requires Broadridge to notify the Company if it experiences a material conflict of interest in the voting of Clients’ proxies.

Absent specific Client instructions, ZCM has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:

●	ZCM will become aware of specific opportunities to vote proxies by receipt of paper ballots or notification via Broadridge.

●
Absent specific Client instructions, Client proxies shall be voted according to recommendations made by Egan-Jones Proxy Service (“Egan-Jones”). Egan-Jones guidelines are not exhaustive, do not address all potential voting issues, and do not necessarily correspond to the opinions of ZCM’s Portfolio Management teams. Therefore, there may be instances when ZCM may not vote the Client’s shares in accordance with Egan-Jones guidelines.

In the event that ZCM believes the Egan-Jones recommendations are not in the best interest of the Client or for those matters for which Egan-Jones has not provided a voting recommendation, the Portfolio Management team may recommend the voting preference.

●	ZCM has adopted Egan-Jones’ Taft-Hartley proxy voting guidelines.

●
Operations oversees the proxy voting process. In accordance with Egan-Jones guidelines, the proxies are automatically voted, except for the case in which a paper ballot is received. In those instances, Operations will review the issue on the paper ballot and compare it with the Egan-Jones guidelines to manually vote the proxy.

●
ZCM will not neglect its proxy voting responsibilities, but the Company may abstain from voting if it deems that abstaining is in its Clients’ best interests. For example, ZCM may be unable to vote securities that have been lent by the custodian. Compliance will prepare and maintain memoranda describing the rationale for any instance in which ZCM does not vote a Client’s proxy.

●	Broadridge will retain the following information in connection with each proxy vote:

○	The Issuer’s name;

○	The security’s ticker symbol or CUSIP, as applicable;

○	The shareholder meeting date;

○	The number of shares that ZCM voted;

○	A brief identification of the matter voted on;

○	Whether the matter was proposed by the Issuer or a security-holder;

○	Whether ZCM cast a vote;

○	How ZCM cast its vote (for the proposal, against the proposal, or abstain); and

○	Whether ZCM cast its vote with or against management.

2

●
ZCM will maintain documentation describing the reasons for each vote (e.g., ZCM believes that voting with management is in Clients’ best interests, but Client X gave specific instructions to vote against management).

●
Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client’s attempt to influence proxy voting with respect to other Clients’ securities should be promptly reported to the CCO.

●
Proxies received after a Client terminates its advisory relationship with ZCM will not be voted. Such proxies will promptly be returned to the sender, or the custodian, along with a statement indicating that ZCM’s advisory relationship with the Client has terminated, and that future proxies should not be sent to ZCM.

Proxy Voting Reporting to Mutual Fund Clients

ZCM has additional proxy reporting obligations to its mutual fund clients. While the timing and manner of report to each mutual fund client may vary, generally, ZCM shall make the following reports to the respective mutual fund client:

●	At least annually, ZCM shall present the mutual fund client with this Proxy Voting and Class Action Policy (the “Policy”), for presentation to its board.

●	ZCM shall promptly notify the mutual fund client of any material changes to this Policy.

●
At least annually, ZCM shall promptly provide the mutual fund client a record of each proxy voted with respect to portfolio securities held by the fund during the year in order for the fund to make its N-PX filing.

Class Actions

ZCM does not direct Clients’ participation in class actions, as disclosed in Part 2 of Form ADV.

Disclosures to Clients and Investors

ZCM includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients and Investors can contact Compliance to obtain a copy of these policies and procedures and information about how ZCM voted with respect to the Client’s securities.

Any request for information about proxy voting should be promptly forwarded to Compliance, which will respond to any such requests. As a matter of policy, ZCM does not disclose how it expects to vote on upcoming proxies. Additionally, ZCM does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

Annual Reviews

Portfolio Management will review, no less frequently than annually, the firm’s proxy voting guidelines to make sure they are adequate and appropriate given the investment activities of the firm. On an annual basis, this review will be presented to the Brokerage Practice Committee. Compliance shall review the proxy policies and procedures and assess whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of clients.

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JACKSON VARIABLE SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)	(1)	(i)	Amended and Restated Declaration of Trust of Registrant dated April 27, 2015.[11]

		(ii)	Amendment, effective September 25, 2017, to the Amended and Restated Declaration of Trust of Registrant dated April 27, 2015.[18]

(b)	(1)		Amended and Restated By-Laws of Registrant dated March 8, 2017.[15]

(c)			Not Applicable

Jackson National Asset Management, LLC ("JNAM")

(d)	(1)	(i)	Investment Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[11]

		(ii)	Amendment, effective September 28, 2015, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[13]

		(iii)	Amendment, effective April 25, 2016, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[14]

		(iv)	Amendment, effective September 25, 2017, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[17]

		(v)	Amendment, effective December 13, 2017, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[18]

		(vi)	Amendment, effective April 30, 2018, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[18]

		(vii)	Amendment, effective August 13, 2018, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015, attached hereto.

(d)	(2)	(i)	Investment Advisory Agreement between JNAM and JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[11]

		(ii)	Amendment, effective December 13, 2017, to the Investment Advisory Agreement between JNAM and JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[18]

(d)	(3)	(i)	Investment Advisory Agreement between JNAM and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. dated August 13, 2018, attached hereto.

(d)	(4)	(i)	Investment Advisory Agreement between JNAM and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[11]

		(ii)	Amendment, effective December 13, 2017, to the Investment Advisory Agreement between JNAM and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[18]

(d)	(5)	(i)	Investment Advisory Agreement between JNAM and JNL/VanEck International Gold Fund Ltd. dated April 27, 2015.[11]

		(ii)	Amendment, effective September 25, 2017, to the Investment Advisory Agreement between JNAM and JNL/VanEck International Gold Fund Ltd. dated April 27, 2015.[17]

		(iii)	Amendment, effective December 13, 2017, to the Investment Advisory Agreement between JNAM and JNL/VanEck International Gold Fund Ltd. dated April 27, 2015.[18]

AQR Capital Management, LLC ("AQR")

(d)	(6)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and AQR dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and AQR dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and AQR dated April 27, 2015.[18]

		(iv)	Investment Sub-Advisory Agreement between JNAM and AQR on behalf of the JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[11]

		(v)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between JNAM and AQR on behalf of the JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[15]

		(vi)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between JNAM and AQR on behalf of the JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[18]

BlackRock Financial Management, Inc. ("BlackRock Financial")

(d)	(7)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Financial dated April 27, 2015.[11]

		(ii)	Amendment, effective September 19, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Financial dated April 27, 2015.[15]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Financial dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Financial dated April 27, 2015.[18]

BlackRock International Limited ("BlackRock International")

(d)	(8)	(i)	Investment Sub-Advisory Agreement between JNAM and BlackRock International dated April 27, 2015.[11]

		(ii)	Amendment, effective September 19, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock International dated April 27, 2015.[15]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock International dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock International dated April 27, 2015.[18]

BlackRock (Singapore) Limited ("BlackRock Singapore")

(d)	(9)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Singapore dated April 27, 2015.[11]

		(ii)	Amendment, effective September 19, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Singapore dated April 27, 2015.[15]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Singapore dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BlackRock Singapore dated April 27, 2015.[18]

BNY Mellon Asset Management North America Corporation (formerly, Mellon Capital Management Corporation) ("BNYM AMNA I")

(d)	(10)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA I dated April 27, 2015.[11]

		(ii)	Amendment, effective September 28, 2015, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA I dated April 27, 2015.[13]

		(iii)	Amendment, effective April 25, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA I dated April 27, 2015.[14]

		(iv)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA I dated April 27, 2015.[15]

		(v)	Amendment, effective July 1, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA I dated April 27, 2015.[17]

		(vi)	Amendment, effective September 25, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA I dated April 27, 2015.[17]

		(vii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA I dated April 27, 2015.[18]

		(viii)	Amendment, effective January 31, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA I dated April 27, 2015.[18]

		(ix)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA I dated April 27, 2015, attached hereto.

BNY Mellon Asset Management North America Corporation (formerly, The Boston Company Asset Management LLC) ("BNYM AMNA II")

(d)	(11)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA II dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA II dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA II dated April 27, 2015.[18]

		(iv)	Amendment, effective January 31, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA II dated April 27, 2015.[18]

Dimensional Fund Advisors LP ("DFA")

(d)	(12)	(i)	Investment Sub-Advisory Agreement between JNAM and DFA dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between JNAM and DFA dated April 27, 2015.[15]

		(iii)	Amendment, effective September 25, 2017, to Investment Sub-Advisory Agreement between JNAM and DFA dated April 27, 2015.[17]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between JNAM and DFA dated April 27, 2015.[18]

DoubleLine Capital LP ("DoubleLine")

(d)	(13)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015.[11]

		(ii)	Amendment, effective January 1, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015.[14]

		(iii)	Amendment, effective May 25, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015.[15]

		(iv)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015.[15]

		(v)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015.[18]

		(vi)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015, attached hereto.

Eaton Vance Management ("Eaton Vance")

(d)	(14)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015.[11]

		(ii)	Amendment, effective January 1, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015.[14]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015.[18]

		(v)	Amendment, effective January 1, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015.[18]

		(vi)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015, attached hereto.

(d)	(15)	(i)	Investment Sub-Advisory Agreement between JNAM and Eaton Vance, with respect to JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., effective August 13, 2018, attached hereto.

Epoch Investment Partners, Inc. ("Epoch")

(d)	(16)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[18]

		(iv)	Amendment, effective April 30, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[18]

Lazard Asset Management LLC ("Lazard")

(d)	(17)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Lazard dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Lazard dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Lazard dated April 27, 2015.[18]

Neuberger Berman Investment Advisers LLC ("Neuberger Berman")

(d)	(18)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Neuberger Berman dated April 27, 2015.[11]

		(ii)	Amendment, effective January 1, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Neuberger Berman dated April 27, 2015.[14]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Neuberger Berman dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Neuberger Berman dated April 27, 2015.[18]

		(v)	Amendment, effective April 30, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Neuberger Berman dated April 27, 2015.[18]

		(vi)	Investment Sub-Advisory Agreement between JNAM and Neuberger Berman on behalf of the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[11]

(vii)
Amendment, effective January 1, 2016, to Investment Sub-Advisory Agreement between JNAM and Neuberger Berman on behalf of the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. April 27, 2015.[14]

(viii)
Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between JNAM and Neuberger Berman on behalf of the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. April 27, 2015.[15]

(ix)
Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between JNAM and Neuberger Berman on behalf of the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. April 27, 2015.[18]

Nicholas Investment Partners, L.P. ("Nicholas")

(d)	(19)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Nicholas dated April 27, 2015.[11]

		(ii)	Amendment, effective September 19, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Nicholas dated April 27, 2015.[15]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Nicholas dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Nicholas dated April 27, 2015.[18]

Pacific Investment Management Company LLC ("PIMCO")

(d)	(20)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015.[15]

		(iii)	Amendment, effective January 1, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015.[15]

		(iv)	Amendment, effective September 25, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015.[17]

		(v)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015.[18]

		(vi)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015, attached hereto.

PPM America, Inc. ("PPM")

(d)	(21)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and PPM dated April 27, 2015.[11]

		(ii)	Amendment, effective December 3, 2015, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PPM dated April 27, 2015.[14]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PPM dated April 27, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PPM dated April 27, 2015.[18]

T. Rowe Price Associates, Inc. ("T. Rowe")

(d)	(22)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and T. Rowe dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and T. Rowe dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and T. Rowe dated April 27, 2015.[18]

The London Company of Virginia, LLC ("The London Company")

(d)	(23)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and The London Company dated April 27, 2015.[11]

		(ii)	Amendment, effective January 1, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and The London Company dated April 27, 2015.[14]

		(iii)	Amendment, effective March 22, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and The London Company dated April 27, 2015.[14]

		(iv)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and The London Company dated April 27, 2015.[15]

		(v)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and The London Company dated April 27, 2015.[18]

		(vi)	Amendment, effective April 30, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and The London Company dated April 27, 2015.[18]

Van Eck Associates Corporation ("VanEck")

(d)	(24)	(i)	Investment Sub-Advisory Agreement between JNAM and VanEck dated April 27, 2015.[11]

		(ii)	Amendment, effective December 3, 2015, to Investment Sub-Advisory Agreement between Registrant, JNAM, and VanEck April 27, 2015.[14]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and VanEck April 27, 2015.[15]

		(iv)	Amendment, effective September 25, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and VanEck April 27, 2015.[17]

		(v)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and VanEck April 27, 2015.[18]

		(vi)	Investment Sub-Advisory Agreement between JNAM and VanEck on behalf of the JNL/VanEck International Gold Fund Ltd. dated April 27, 2015.[11]

		(vii)	Amendment, effective December 3, 2015, to Investment Sub-Advisory Agreement between JNAM and VanEck on behalf of the JNL/VanEck International Gold Fund Ltd. dated April 27, 2015.[14]

		(viii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between JNAM and VanEck on behalf of the JNL/VanEck International Gold Fund Ltd. dated April 27, 2015.[15]

		(ix)	Amendment, effective September 25, 2017, to Investment Sub-Advisory Agreement between JNAM and VanEck on behalf of the JNL/VanEck International Gold Fund Ltd. dated April 27, 2015.[17]

		(x)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between JNAM and VanEck on behalf of the JNL/VanEck International Gold Fund Ltd. dated April 27, 2015.[18]

WCM Investment Management ("WCM")

(d)	(25)	(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and WCM dated April 27, 2015.[11]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and WCM dated April 27, 2015.[15]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and WCM dated April 27, 2015.[18]

Ziegler Capital Management, LLC ("Ziegler")

(d)	(26)	(i)	Investment Sub-Advisory Agreement between JNAM and Ziegler dated May 29, 2015.[13]

		(ii)	Amendment, effective September 14, 2016, to Investment Sub-Advisory Agreement between JNAM and Ziegler dated May 29, 2015.[15]

		(iii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between JNAM and Ziegler dated May 29, 2015.[15]

		(iv)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between JNAM and Ziegler dated May 29, 2015.[18]

(e)	(1)	(i)	Second Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC ("JNLD") dated July 1, 2017.[17]

		(ii)	Amendment, effective September 25, 2017, to Second Amended and Restated Distribution Agreement between Registrant and JNLD dated July 1, 2017.[17]

		(iii)	Amendment, effective August 13, 2018, to Second Amended and Restated Distribution Agreement between Registrant and JNLD dated July 1, 2017, attached hereto.

(f)			Not Applicable.

(g)	(1)	(i)	Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. ("JPMorgan Chase") dated March 24, 2011.[1]

		(ii)	Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011.[1]

		(iii)	Addendum, dated November 30, 2011, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[2]

		(iv)	Amendment, effective March 1, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[4]

		(v)	Amendment, effective September 10, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[5]

		(vi)	Amendment, effective December 14, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[6]

		(vii)	Amendment, effective April 29, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[6]

		(viii)	Amendment, effective September 16, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[7]

		(ix)	Amendment, effective April 28, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[9]

		(x)	Amendment, effective September 15, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[10]

		(xi)	Amendment, effective April 27, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[11]

		(xii)	Amendment, effective June 19, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[13]

		(xiii)	Amendment, effective July 1, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[13]

		(xiv)	Amendment, effective September 28, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[13]

		(xv)	Amendment, effective April 20, 2016, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[14]

		(xvi)	Amendment, effective April 25, 2016, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[14]

		(xvii)	Revised Amendment, effective September 25, 2017, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011, attached hereto.

		(xviii)	Amendment, effective August 13, 2018, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011, attached hereto.

	(2)	(i)
Master Global Custody Agreement between JPMorgan Chase, JNL/AQR Managed Futures Strategy Fund Ltd., and JNL/BlackRock Global Allocation Fund, Ltd. ("Cayman Custody Agreement"), effective June 16, 2011, dated June 16, 2011.[10]

(ii)
International Proxy Voting Addendum between JPMorgan Chase, and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd., dated June 16, 2011, supplementing the Cayman Custody Agreement, dated June 16, 2011.[10]

		(iii)	Addendum, effective July 1, 2013, to the Cayman Custody Agreement dated June 16, 2011.[7]

		(iv)	Addendum, effective April 28, 2014, to the Cayman Custody Agreement dated June 16, 2011.[9]

		(v)	Addendum, effective April 27, 2015, to the Cayman Custody Agreement dated June 16, 2011.[13]

		(vi)	Addendum, effective June 19, 2015, to the Cayman Custody Agreement dated June 16, 2011.[13]

		(vii)	Addendum, effective April 25, 2016, to the Cayman Custody Agreement dated June 16, 2011.[14]

		(viii)	Amendment, effective September 25, 2017, to the Cayman Custody Agreement dated June 16, 2011.[17]

	(3)	(i)	Holding Account Agreement, effective July 1, 2013, between Registrant, on behalf of the JNL/VanEck International Gold Fund Ltd., and The Bank of Nova Scotia ("Scotiabank").[7]

		(ii)	Amendment, effective April 27, 2015, to Holding Account Agreement, effective July 1, 2013, between Registrant, on behalf of the JNL/VanEck International Gold Fund Ltd., and Scotiabank.[13]

	(4)	(i)
Master Custodian Agreement between JNL/PPM America Floating Rate Income Fund and State Street Bank and Trust Company ("State Street") (the "State Street Custodian Agreement") dated December 30, 2010.[12]

		(ii)	Amendment, effective September 2, 2014, to the State Street Custodian Agreement dated December 30, 2010.[18]

		(iii)	Revised Amendment dated April 27, 2015, to State Street Custodian Agreement between Registrant and State Street dated December 30, 2010.[13]

		(iv)	Amendment, effective September 28, 2015, to the State Street Custodian Agreement dated December 30, 2010.[13]

		(v)	Amendment, effective April 25, 2016, to the State Street Custodian Agreement dated December 30, 2010.[14]

		(vi)	Amendment, effective September 19, 2016, to the State Street Custodian Agreement dated December 30, 2010.[15]

		(vii)	Amendment, effective April 24, 2017, to the State Street Custodian Agreement dated December 30, 2010.[15]

		(viii)	Amendment, effective September 25, 2017, to the State Street Custodian Agreement dated December 30, 2010.[17]

		(ix)	Amendment, effective March 9, 2018, to the State Street Custodian Agreement dated December 30, 2010.[18]

		(x)	Amendment, effective June 29, 2018, to the State Street Custodian Agreement dated December 30, 2010, attached hereto.

(xi)
Amendment, effective August 13, 2018, to the State Street Custodian Agreement dated December 30, 2010, attached hereto. (This amendment adds JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., additional "Cayman Entities," as parties.)

(h)	(1)	(i)	Administration Agreement between Registrant and JNAM dated April 27, 2015.[11]

		(ii)	Amendment, effective September 28, 2015, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[13]

		(iii)	Amendment, effective October 1, 2015, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[13]

		(iv)	Amendment, effective April 25, 2016, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[14]

		(v)	Amendment, effective September 14, 2016, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[15]

		(vi)	Amendment, effective September 25, 2017, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[17]

		(vii)	Amendment, effective December 13, 2017, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[18]

		(viii)	Amendment, effective August 13, 2018, to the Administration Agreement between Registrant and JNAM dated April 27, 2015, attached hereto.

(h)	(2)	(i)	Administration Agreement between JNAM and JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[11]

		(ii)	Amendment, effective December 13, 2017, to Administration Agreement between JNAM and JNL/AQR Risk Parity Fund Ltd. dated April 27, 2015.[18]

(h)	(3)	(i)	Administration Agreement between JNAM and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. dated August 13, 2018, attached hereto.

(h)	(4)	(i)	Administration Agreement between JNAM and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[11]

		(ii)	Amendment, effective December 13, 2017, to Administration Agreement between JNAM and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. dated April 27, 2015.[18]

(h)	(5)	(i)	Administration Agreement between JNAM and JNL/VanEck International Gold Fund Ltd. dated April 27, 2015.[11]

		(ii)	Amendment, effective September 25, 2017, to the Administration Agreement between JNAM and JNL/VanEck International Gold Fund Ltd. dated April 27, 2015.[17]

		(iii)	Amendment, effective December 13, 2017, to the Administration Agreement between JNAM and JNL/VanEck International Gold Fund Ltd. dated April 27, 2015.[18]

(h)	(6)	(i)	Administrative Fee Waiver Agreement, dated September 25, 2017, between Registrant and JNAM.[17]

		(ii)	Amendment, effective April 30, 2018, to Administrative Fee Waiver Agreement between Registrant and JNAM dated September 25, 2017.[18]

(h)	(7)		Anti-Money Laundering Agreement between Registrant and Jackson National Life dated January 1, 2012.[2]

(h)	(8)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts dated April 1, 2016.[14]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016, attached hereto.

(h)	(9)	(i)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts dated April 1, 2016.[14]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016, attached hereto.

(h)	(10)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Series Trust, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Curian Series Trust, JNAM and Curian Capital, LLC.[11]

		(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[14]

		(iii)	Amendment, effective June 1, 2018, to Master Interfund Lending Agreement dated April 27, 2015, attached hereto.

(h)	(11)	(i)	Management Fee Waiver Agreement, dated April 27, 2015, between Registrant and JNAM.[11]

		(ii)	Amendment, effective April 25, 2016, to Management Fee Waiver Agreement, between Registrant and JNAM dated April 27, 2015.[14]

		(iii)	Amendment, effective September 25, 2017, to Management Fee Waiver Agreement, between Registrant and JNAM dated April 27, 2015.[17]

		(iv)	Amendment, effective April 30, 2018, to Management Fee Waiver Agreement, between Registrant and JNAM dated April 27, 2015.[18]

(h)	(12)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company ("Jackson National Life"), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[2]

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[7]

(iii)
Second Amendment, effective December 31, 2014, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[11]

(iv)
Amendment, effective April 27, 2015, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[13]

(h)	(13)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York ("JNLNY"), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[2]

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[7]

(iii)
Second Amendment, effective December 31, 2014, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[11]

(iv)
Amendment, effective April 27, 2015, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.[13]

(h)	(14)	(i)
Participation Agreement between Registrant, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc, iShares U.S. ETF Company, Inc., and iShares Sovereign Screened Global Bond Fund, Inc. (collectively, "iShares") dated January 31, 2012.[3]

		(ii)	Amendment, effective April 27, 2015, to Participation Agreement between Registrant and iShares dated January 31, 2012.[13]

		(iii)	Amendment, effective September 25, 2017, to Participation Agreement between Registrant and iShares dated January 31, 2012.[17]

		(iv)	Amendment, effective August 13, 2018, to Participation Agreement between Registrant and iShares dated January 31, 2012, attached hereto.

(h)	(15)
Plan of Reorganization of the Registrant (regarding its JNL Real Assets Fund (the Acquired Fund)) and JNL Series Trust (regarding its JNL/PIMCO Real Return Fund (the Acquiring Fund)) dated August 10, 2018, attached hereto.

(h)	(16)
Plan of Reorganization of the Registrant (regarding its JNL Interest Rate Opportunities Fund (the Acquired Fund) and its JNL Conservative Allocation Fund (the Acquiring Fund)) dated August 10, 2018, attached hereto.

(h)	(17)	(i)	Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[2]

		(ii)	Amendment, effective March 1, 2012, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[4]

		(iii)	Amendment, effective September 10, 2012, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[5]

		(iv)	Amendment, effective April 29, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[6]

		(v)	Amendment, effective August 28, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[8]

		(vi)	Amendment, effective September 16, 2013, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[7]

		(vii)	Amendment, effective April 28, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[9]

		(viii)	Amendment, effective August 21, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[10]

		(ix)	Amendment, effective September 15, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[10]

		(x)	Amendment, effective April 27, 2015, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[11]

		(xi)	Amendment, effective September 28, 2015, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[13]

		(xii)	Amendment, effective April 25, 2016, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[14]

		(xiii)	Amendment, effective September 25, 2017, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[17]

		(xiv)	Amendment, effective December 13, 2017, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[18]

		(xv)	Amendment, effective August 13, 2018, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011, attached hereto.

(i)			Opinion and Consent of Counsel, attached hereto.

(j)			Consent of Auditors.[18]

(k)			Not Applicable

(l)	(1)		Initial Capital Agreement, dated November 30, 2011, between Registrant and Jackson National Life.[2]

(m)	(1)	(i)	Amended and Restated Distribution Plan dated July 1, 2017.[17]

		(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan dated July 1, 2017.[17]

		(iii)	Amendment, effective August 13, 2018, to Amended and Restated Distribution Plan dated July 1, 2017, attached hereto.

(n)	(1)	(i)	Multiple Class Plan, effective September 25, 2017.[17]

		(ii)	Amendment, effective August 13, 2018, to Multiple Class Plan, effective September 25, 2017, attached hereto.

(o)			Not Applicable

(p)	(1)		Code of Ethics for Registrant, JNAM, JNLD, and PPM (Identified Prudential PLC North American Business Units CODE OF ETHICS AND CONDUCT) dated January 1, 2018.[18]

	(2)		Business Conduct Manual and Code of Ethics for AQR dated February 2016.[15]

	(3)		Code of Ethics for BlackRock Financial, BlackRock International, and BlackRock Singapore dated May 8, 2017.[18]

	(4)		Code of Conduct for BNYM AMNA I dated August 25, 2016; and Personal Securities Trading Policy for BNYM AMNA I dated August 15, 2017, which are collectively considered BNY AMNA I's Code of Ethics.[18]

(5)
Code of Conduct for BNYM AMNA II dated July 2015; Insider Trading Policy for BNYM AMNA II dated July 2017, Personal Trading Policy for BNYM AMNA II dated June 2017, which are collectively considered BNY AMNA II's Code of Ethics.[18]

	(6)		Code of Ethics for DFA dated January 1, 2017.[15]

	(7)		Code of Ethics for DoubleLine dated September 2017.[18]

	(8)		Code of Ethics for Eaton Vance dated February 8, 2017.[16]

	(9)		Code of Ethics for Epoch dated October 2017.[18]

	(10)		Code of Ethics for Lazard dated September 1, 2017.[18]

	(11)		Code of Ethics for Neuberger Berman dated January 2016.[15]

	(12)		Code of Ethics for Nicholas dated April 1, 2017. [17]

	(13)		Code of Ethics for PIMCO dated July 2017.[18]

	(14)		Code of Ethics for T. Rowe dated March 1, 2017.[16]

	(15)		Code of Ethics for The London Company dated March 23, 2017.[18]

	(16)		Code of Ethics for VanEck dated December 5, 2017.[18]

	(17)		Code of Ethics for WCM dated January 1, 2017.[16]

	(18)		Code of Ethics for Ziegler dated April 8, 2016.[15]

(19)
Code of Ethics for Capital Research and Management Company, the investment adviser to American Funds Insurance Series, dated April, 2018, attached hereto. (Certain feeder funds of the Registrant utilize American Funds Insurance Series master funds.)

[1]
Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A (333-177369; 811-22613) ("Registration Statement") filed with the Securities and Exchange Commission ("SEC") on October 19, 2011.

[2]	Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on January 26, 2012.

[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on March 1, 2012.

[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.

[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.

[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2013.

[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.

[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed with the SEC on March 14, 2014.

[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.

[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on January 16, 2015.

[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.

[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A filed with the SEC on June 9, 2015.

[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed with the SEC on September 25, 2015.

[14]	Incorporated by reference to Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2016.

[15]	Incorporated by reference to Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed with the SEC on April 21, 2017.

[16]	Incorporated by reference to Registrant's Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A filed with the SEC on June 6, 2017.

[17]	Incorporated by reference to Registrant's Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A filed with the SEC on September 22, 2017.

[18]	Incorporated by reference to Registrant's Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A filed with the SEC on April 27, 2018.

Item 29. Persons controlled by or under Common Control with Registrant.

JNL Series Trust
JNL Variable Fund LLC
JNL Investors Series Trust
JNL Strategic Income Fund LLC
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV
PPM Funds

Item 30. Indemnification.

Amended and Restated Declaration of Trust:  Article IV of the Registrant's Amended and Restated Declaration of Trust, as amended, provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article IV, Section 4.3 of the Registrant's Amended and Restated Declaration of Trust, as amended, provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Registrant's Amended and Restated Declaration of Trust, a "Non-interested Trustee" is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

Indemnification Arrangements: The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of JNAM contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Anyah, Bouchard, Crowley, Gillespie, Rybak, Wehrle, Wood, Harding, Koors, Lueck, O'Boyle, and Nerud; and Mses. Carnahan, Engler, Woodworth, Bennett, Crosser, Leeman, Nelson, and Rhee contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAM contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Lisa Benkowski	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President (08/20/2016 to Present).

Emily Bennett	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President (02/17/2018 to Present).

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Vice President – Operations (06/28/2014 to Present).

Richard Catts	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to Present).

Garett Childs	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Corporate Finance and Controller (12/28/2013 to Present); and Chief Risk Officer (08/11/2016 to Present).

Michael A. Costello	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (06/30/2016 to present).

Robert Dombrower	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to Present).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present). Senior Vice President (02/27/2013 to 05/04/2018).

Mark Godfrey	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to Present).

William Harding	1 Corporate Way Lansing, Michigan 48951	Senior Vice President, Chief Investment Officer (06/28/2014 to Present).

Bradley O. Harris	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (12/01/2015 to Present).

Kelli Hill	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to Present).

Karen Huizenga	1 Corporate Way Lansing, Michigan 48951	Vice President - Financial Reporting (07/01/2011 to 05/02/2018).

Sean Hynes	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President (08/20/2016 to Present).

Leandra R. Knes	225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606	Chairman (03/02/2011 to 10/15/2015); and Managing Board Member (03/02/2011 to 06/30/2016).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Mark B. Mandich	225 West Wacker Drive Suite 1200 Chicago, Illinois 60606	Managing Board Member (05/20/2015 to 05/29/2018).

P. Chad Meyers	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to Present); and Chairman (10/15/2015 to Present).

Mia K. Nelson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President (02/18/2017 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to Present). President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Joseph B. O'Boyle	1 Corporate Way Lansing, Michigan 48951	Vice President, Compliance (09/10/2015 to Present); and Acting Chief Compliance Officer (05/04/2018 to Present).

Gerard A.M. Oprins	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (04/11/2011 to 09/16/2016); and Chief Financial Officer (04/11/2011 to 09/16/2016).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Vice President – Tax (07/01/2011 to 04/03/2018).

Alison Reed	7601 Technology Way Denver, CO 80237	Managing Board Member (06/30/2016 to Present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (11/2000 to Present); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kristan L. Richardson	1 Corporate Way Lansing, Michigan 48951	Assistant Secretary (06/12/2014 to Present).

Bryan Yates	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President (08/20/2016 to Present).

AQR Capital Management, LLC; BlackRock Financial Management, Inc.; BlackRock International Limited; BlackRock (Singapore) Limited; BNY Mellon Asset Management North America Corporation; Dimensional Fund Advisors L.P.; DoubleLine Capital LP; Eaton Vance Management; Epoch Investment Partners, Inc.; Lazard Asset Management LLC; Neuberger Berman Investment Advisers LLC; Nicholas Investment Partners, L.P.; Pacific Investment Management Company LLC; PPM America, Inc.; T. Rowe Price Associates, Inc.; The London Company of Virginia, LLC; Van Eck Associates Corporation; WCM Investment Management; and Ziegler Capital Management, LLC, the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services.  Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:

SUB-ADVISERS:	FILE NO.:

AQR Capital Management, LLC	801-55543
BlackRock Financial Management, Inc.	801-48433
BlackRock International Limited	801-51087
BlackRock (Singapore) Limited	801-76926
BNY Mellon Asset Management North America Corporation	801-19785
Dimensional Fund Advisors LP	801-16283
DoubleLine Capital LP	801-70942
Eaton Vance Management	801-15930
Epoch Investment Partners, Inc.	801-63118
Lazard Asset Management LLC	801-61701
Neuberger Berman Investment Advisers LLC	801-61757
Nicholas Investment Partners, L.P.	801-66532
Pacific Investment Management Company LLC	801-48187
PPM America, Inc.	801-40783
T. Rowe Price Associates, Inc.	801-856
The London Company of Virginia, LLC	801-46604
Van Eck Associates Corporation	801-21340
WCM Investment Management	801-11916
Ziegler Capital Management, LLC	801-64334

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Variable Fund LLC, JNL Investors Series Trust, JNL Strategic Income Fund LLC, JNL Series Trust, and PPM Funds.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:	POSITIONS AND OFFICES WITH FUND

Gregory P. Cicotte 300 Innovation Drive Franklin TN, 37067	Manager, President and Chief Executive Officer	N/A

Scott Romine 300 Innovation Drive Franklin TN, 37067	President of Advisory Solutions	N/A

Barry L. Stowe 300 Innovation Drive Franklin TN, 37067	Chairperson	N/A

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager	N/A

Bradley O. Harris 300 Innovation Drive Franklin TN, 37067	Manager	N/A

Emilio Pardo 300 Innovation Drive Franklin TN, 37067	Manager	N/A

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Manager	N/A

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel	N/A

Ty Anderson 7601 Technology Way Denver, CO 80237	Vice President	N/A

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President	N/A

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President	N/A

Erin Balcaitis 7601 Technology Way Denver, CO 80237	Vice President	N/A

Ed Balsmann 300 Innovation Drive Franklin TN, 37067	Senior Vice President and Chief Compliance Officer	N/A

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Vice President	N/A

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President	N/A

Brad Busey 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

Court Chynces 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Maura Collins 7601 Technology Way Denver, CO 80237	Executive Vice President, Chief Financial Officer	N/A

Christopher Cord 7601 Technology Way Denver, CO 80237	Vice President	N/A

Katie Gallagher 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

Ashley S. Golson 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President	N/A

Jennifer Griffin 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

Elizabeth Griffith 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Paul Hardy 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Mona Hernandez 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Thomas Hurley 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Amanda Jenkins 1 Corporate Way Lansing, MI 48951	Assistant Secretary	N/A

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President	N/A

Tammy Kelly 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

Beth Larson 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

Kristine Lowry 300 Innovation Drive Franklin TN, 37067	Vice President, FinOp & Controller	N/A

Matt Lemieux 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Emily Livingstone 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

Doug Mantelli 7601 Technology Way Denver, CO 80237	Senior Vice President	N/A

Greg Masucci 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Tamu McCreary 7601 Technology Way Denver, CO 80237	Vice President	N/A

Jennifer Meyer 7601 Technology Way Denver, CO 80237	Vice President	N/A

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

Tim Munsie 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Matt Murphy 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

Steven O'Connor 7601 Technology Way Denver, CO 80237	Vice President	N/A

Allison Pearson 7601 Technology Way Denver, CO 80237	Vice President	N/A

Laura Pleake 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President	N/A

Alison Reed 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations	N/A

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary	N/A

Ryan Riggen 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Sam Rosenbrock 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Tim Schauer 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President	N/A

Marc Socol 300 Innovation Drive Franklin TN, 37067	Executive Vice President, National Sales Manager	N/A

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President	N/A

Brian Sward 7601 Technology Way Denver, CO 80237	Senior Vice President	N/A

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President	N/A

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President	N/A

Angela Tucker 7601 Technology Way Denver, CO 80237	Vice President	N/A

Christian Von Allmen 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Sutton White 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Byron Wilson 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Sharon Wilson 7601 Technology Way Denver, CO 80237	Assistant Vice President	N/A

Myles Womack 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President	N/A

(c)	The Funds have no principal underwriter who is not an affiliated person of the Funds or an affiliated person of such person.

Item 33. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Registrant at 1 Corporate Way, Lansing, Michigan 48951, at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, and at the following locations:

Office of the Administrator	1 Corporate Way, Lansing, Michigan 48951
Office of the Custodian: JPMorgan Chase Bank, N.A.	270 Park Avenue, New York, New York 10017
Office of the Custodian: State Street Bank and Trust Company	200 Newport Avenue, Josiah Quincy Building – Floor 5, North Quincy, Massachusetts 02171
The Bank of Nova Scotia	One Liberty Plaza, 25th Floor, New York, New York 10006
AQR Capital Management, LLC	Two Greenwich Plaza, Greenwich, Connecticut 06830
BlackRock Financial Management, Inc.	55 East 52nd Street, New York, New York 10055
BlackRock International Limited	Exchange Place One, 1 Semple Street, Edinburgh, United Kingdom EH3 8BL
BlackRock (Singapore) Limited	#18-01, Twenty Anson, 20 Anson Road, Singapore, 079912
BNY Mellon Asset Management North America Corporation	50 Fremont Street, Suite 3900, San Francisco, California 94105; and One Boston Place, Boston, Massachusetts 02108
Dimensional Fund Advisors LP	6300 Bee Cave Road, Building One, Austin, Texas 78746
DoubleLine Capital LP	505 N. Brand Boulevard, Suite 860, Glendale, California 91203
Eaton Vance Management	Two International Place, Boston, Massachusetts, 02110
Epoch Investment Partners, Inc.	399 Park Avenue, 31st Floor, New York, New York 10022
Lazard Asset Management LLC	30 Rockefeller Plaza, 55th Floor, New York, New York 10112
Neuberger Berman Investment Advisers LLC	190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603
Nicholas Investment Partners, L.P.	6451 El Sicomoro Street, Rancho Santa Fe, California 92067
Pacific Investment Management Company LLC	650 Newport Center Drive, Newport Beach, California 92660
PPM America, Inc.	225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
T. Rowe Price Associates, Inc.	100 East Pratt Street, Baltimore, Maryland 21202
The London Company of Virginia, LLC	1800 Bayberry Court, Suite 301, Richmond, Virginia 23226
Van Eck Associates Corporation	666 Third Avenue, 9th Floor, New York, NY 10017
WCM Investment Management	281 Brooks Street, Laguna Beach, California 92651
Ziegler Capital Management, LLC	70 W Madison Street, Suite 2400, Chicago, IL 60602

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 10th day of August, 2018.

JACKSON VARIABLE SERIES TRUST

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Chief Legal Officer, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee *	August 10, 2018
Eric O. Anyah
Trustee

/s/ Susan S. Rhee *	August 10, 2018
Michael J. Bouchard
Trustee

/s/ Susan S. Rhee *	August 10, 2018
Ellen Carnahan
Trustee

/s/ Susan S. Rhee *	August 10, 2018
William J. Crowley, Jr.
Trustee

/s/ Susan S. Rhee *	August 10, 2018
Michelle Engler
Trustee

/s/ Susan S. Rhee *	August 10, 2018
John W. Gillespie
Trustee

/s/ Susan S. Rhee *	August 10, 2018
William R. Rybak
Trustee

/s/ Susan S. Rhee *	August 10, 2018
Mark S. Wehrle
Trustee

/s/ Susan S. Rhee *	August 10, 2018
Edward C. Wood
Trustee

/s/ Susan S. Rhee *	August 10, 2018
Patricia A. Woodworth
Trustee

/s/ Susan S. Rhee *	August 10, 2018
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Susan S. Rhee *	August 10, 2018
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/AQR Risk Parity Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/AQR Risk Parity Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 10th day of August, 2018.

JNL/AQR RISK PARITY FUND LTD.

/s/ Susan S. Rhee
Susan S. Rhee
Director of JNL/AQR Risk Parity Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/AQR Risk Parity Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	August 10, 2018
Daniel W. Koors
Director of JNL/AQR Risk Parity Fund Ltd.

/s/ Susan S. Rhee	August 10, 2018
Susan S. Rhee
Director of JNL/AQR Risk Parity Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 10th day of August, 2018.

JNL/EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND LTD.

/s/ Susan S. Rhee
Susan S. Rhee
Director of JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	August 10, 2018
Daniel W. Koors
Director of JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd.

/s/ Susan S. Rhee	August 10, 2018
Susan S. Rhee
Director of JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 10th day of August, 2018.

JNL/NEUBERGER BERMAN RISK BALANCED COMMODITY STRATEGY FUND LTD.

/s/ Susan S. Rhee
Susan S. Rhee
Director of JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	August 10, 2018
Daniel W. Koors
Director of JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.

/s/ Susan S. Rhee	August 10, 2018
Susan S. Rhee
Director of JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/VanEck International Gold Fund Ltd. has duly caused this Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to JNL/VanEck International Gold Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 10th day of August, 2018.

JNL/VANECK INTERNATIONAL GOLD FUND LTD.

/s/ Susan S. Rhee
Susan S. Rhee
Director of JNL/VanEck International Gold Fund Ltd.

This Registration Statement of Jackson Variable Series Trust, with respect only to information that specifically relates to the JNL/VanEck International Gold Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	August 10, 2018
Daniel W. Koors
Director of JNL/VanEck International Gold Fund Ltd.

/s/ Susan S. Rhee	August 10, 2018
Susan S. Rhee
Director of JNL/VanEck International Gold Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JACKSON VARIABLE SERIES TRUST (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Jackson Variable Series Trust, hereby constitute and appoint Susan S. Rhee and Emily J. Bennett,  his/her attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Eric O. Anyah	June 1, 2018
Eric O. Anyah
Trustee

/s/ Michael J. Bouchard	June 1, 2018
Michael J. Bouchard
Trustee

/s/ Ellen Carnahan	June 1, 2018
Ellen Carnahan
Trustee

/s/ William J. Crowley, Jr.	June 1, 2018
William J. Crowley, Jr.
Trustee

/s/ Michelle Engler	June 1, 2018
Michelle Engler
Trustee

/s/ John W. Gillespie	June 1, 2018
John W. Gillespie
Trustee

/s/ William R. Rybak	June 1, 2018
William R. Rybak
Trustee

/s/ Mark S. Wehrle	June 1, 2018
Mark S. Wehrle
Trustee

/s/ Edward C. Wood	June 1, 2018
Edward C. Wood
Trustee

/s/ Patricia A. Woodworth	June 1, 2018
Patricia A. Woodworth
Trustee

/s/ Mark D. Nerud	June 1, 2018
Mark D. Nerud
President and Chief Executive Officer (Principal Executive Officer)

/s/ Daniel W. Koors	June 1, 2018
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL/AQR RISK PARITY FUND LTD., a subsidiary of the JNL/AQR Risk Parity Fund, a fund of the Jackson Variable Series Trust (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Jackson Variable Series Trust, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Susan S. Rhee	August 6, 2018
Mark D. Nerud

/s/ Daniel W. Koors	August 6, 2018
Daniel W. Koors

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL/EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND LTD., a subsidiary of the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, a fund of the Jackson Variable Series Trust (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Jackson Variable Series Trust, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Susan S. Rhee	August 6, 2018
Mark D. Nerud

/s/ Daniel W. Koors	August 6, 2018
Daniel W. Koors

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL/NEUBERGER BERMAN RISK BALANCED COMMODITY STRATEGY FUND LTD., a subsidiary of the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, a fund of the Jackson Variable Series Trust (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Jackson Variable Series Trust, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Susan S. Rhee	August 6, 2018
Mark D. Nerud

/s/ Daniel W. Koors	August 6, 2018
Daniel W. Koors

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL/VANECK INTERNATIONAL GOLD FUND LTD., a subsidiary of the JNL/VanEck International Gold Fund, a fund of the Jackson Variable Series Trust (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Jackson Variable Series Trust, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Susan S. Rhee	August 6, 2018
Mark D. Nerud

/s/ Daniel W. Koors	August 6, 2018
Daniel W. Koors

EXHIBIT LIST

Exhibit Number 28			Exhibit Description

(d)	(1)	(vii)	Amendment, effective August 13, 2018, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015, attached hereto as EX 99.28(d)(1)(vii).

(d)	(3)	(i)	Investment Advisory Agreement between JNAM and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. dated August 13, 2018, attached hereto as EX 99.28(d)(3)(i).

(d)	(10)	(ix)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA I dated April 27, 2015, attached hereto as EX 99.28(d)(10)(ix).

(d)	(13)	(vi)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and DoubleLine dated April 27, 2015, attached hereto as EX 99.28(d)(13)(vi).

(d)	(14)	(vi)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Eaton Vance dated April 27, 2015, attached hereto as EX 99.28(d)(14)(vi).

(d)	(15)	(i)
Investment Sub-Advisory Agreement between JNAM and Eaton Vance, with respect to JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., effective August 13, 2018, attached hereto as EX 99.28(d)(15)(i).

(d)	(20)	(vi)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and PIMCO dated April 27, 2015, attached hereto as EX 99.28(d)(20)(vi).

(e)	(1)	(iii)	Amendment, effective August 13, 2018, to Second Amended and Restated Distribution Agreement between Registrant and JNLD dated July 1, 2017, attached hereto as EX 99.28(e)(1)(iii).

(g)	(1)	(xvii)	Revised Amendment, effective September 25, 2017, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011, attached hereto as EX 99.28(g)(1)(xvii).

(g)	(1)	(xviii)	Amendment, effective August 13, 2018, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011, attached hereto as EX 99.28(g)(1)(xviii).

(g)	(4)	(x)	Amendment, effective June 29, 2018, to the State Street Custodian Agreement dated December 30, 2010, attached hereto as EX 99.28(g)(4)(x).

(g)	(4)	(xi)	Amendment, effective August 13, 2018, to the State Street Custodian Agreement dated December 30, 2010, attached hereto as EX 99.28(g)(4)(xi).

(h)	(1)	(viii)	Amendment, effective August 13, 2018, to the Administration Agreement between Registrant and JNAM dated April 27, 2015, attached hereto as EX 99.28(h)(1)(viii).

(h)	(3)	(i)	Administration Agreement between JNAM and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. dated August 13, 2018, attached hereto as EX 99.28(h)(3)(i).

(h)	(8)	(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016, attached hereto as EX 99.28(h)(8)(ii).

(h)	(9)	(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016, attached hereto as EX 99.28(h)(9)(ii).

(h)	(10)	(iii)	Amendment, effective June 1, 2018, to Master Interfund Lending Agreement dated April 27, 2015, attached hereto as EX 99.28(h)(10)(iii).

(h)	(14)	(iv)	Amendment, effective August 13, 2018, to Participation Agreement between Registrant and iShares dated January 31, 2012, attached hereto as EX 99.28(h)(14)(iv).

(h)	(15)
Plan of Reorganization of the Registrant (regarding its JNL Real Assets Fund (the Acquired Fund)) and JNL Series Trust (regarding its JNL/PIMCO Real Return Fund (the Acquiring Fund)) dated August 10, 2018, attached hereto as EX 99.28(h)(15).

(h)	(16)
Plan of Reorganization of the Registrant (regarding its JNL Interest Rate Opportunities Fund (the Acquired Fund) and its JNL Conservative Allocation Fund (the Acquiring Fund)) dated August 10, 2018, attached hereto as EX 99.28(h)(16).

(h)	(17)	(xv)	Amendment, effective August 13, 2018, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011, attached hereto as EX 99.28(h)(17)(xv).

(i)			Opinion and Consent of Counsel, attached hereto as EX 99.28(i).

(m)	(1)	(iii)	Amendment, effective August 13, 2018, to Amended and Restated Distribution Plan dated July 1, 2017, attached hereto as EX 99.28(m)(1)(iii).

(n)	(1)	(ii)	Amendment, effective August 13, 2018, to Multiple Class Plan, effective September 25, 2017, attached hereto as EX 99.28(n)(1)(ii).

(p)	(19)		Code of Ethics for Capital Research and Management Company, the investment adviser to American Funds Insurance Series, dated April, 2018, attached hereto as EX 99.28(p)(19).